Prospectus
John Hancock
High Yield Municipal Bond Fund
Fixed income
October 1, 2024 (as revised October 4, 2024)
A	C	I	R6
JHTFX	JCTFX	JHYMX	JCTRX
As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund summary

The summary section is a concise look at the investment objective, fees and expenses, principal investment strategies, principal risks, past performance, and investment management.

John Hancock High Yield Municipal Bond Fund	1
Fund details

More about topics covered in the summary section, including descriptions of the investment strategies and various risk factors that investors should understand before investing.

Principal investment strategies	6

Principal risks of investing	6

Who’s who	14

Financial highlights	16
Your account

How to place an order to buy, sell, or exchange shares, as well as information about the business policies and any distributions that may be paid.
For more information See back cover

Choosing an eligible share class	19

Class cost structure	20

How sales charges for Class A and Class C shares are calculated	21

Sales charge reductions and waivers	21

Opening an account	23

Information for plan participants	24

Buying shares	25

Selling shares	28

Transaction policies	34

Dividends and account policies	38

Additional investor services	38

Appendix 1 - Intermediary sales charge waivers	40

Fund summary

John Hancock High Yield Municipal Bond Fund
Investment objective

To seek a high level of income that is largely exempt from federal income taxes.
Fees and expenses

This table describes the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the John Hancock family of funds. Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or contingent deferred sales charge (CDSC) waivers (See Appendix 1 - Intermediary sales charge waivers, which includes information about specific sales charge waivers applicable to the intermediaries identified therein). More information about these and other discounts is available from your financial professional and beginning on page 21 of the prospectus under “Sales charge reductions and waivers” or page 113 of the fund’s Statement of Additional Information under “Sales Charges on Class A and Class C Shares.”
Shareholder fees (%) (fees paid directly from your investment)	A	C	I	R6
Maximum front-end sales charge (load) on purchases, as a % of purchase price	4.00	None	None	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00	1.00	None	None
	(on certain purchases, including those of $250,000 or more)
Small account fee (for fund account balances under $1,000) ($)	20	20	None	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	A	C	I	R6
Management fee	0.54	0.54	0.54	0.54
Distribution and service (Rule 12b-1) fees	0.25	1.00	0.00	0.00
Other expenses	0.30 [1,2]	0.30 [1,2]	0.30 [1,2]	0.23 [1]
Total annual fund operating expenses	1.09	1.84	0.84	0.77
Contractual expense reimbursement	-0.35 [3,4]	-0.35 [3,4]	-0.25 [3]	-0.25 [3]
Total annual fund operating expenses after expense reimbursements	0.74	1.49	0.59	0.52
1
Includes interest expenses in the amount of 0.06%.
2
“Other expenses” have been restated from fiscal year amounts to reflect current fees and expenses.
3
The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.45% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on September 30, 2025, unless renewed by mutual agreement of the advisor and the fund based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
4
The distributor contractually agrees to limit its Rule 12b-1 fees for Class A and Class C shares to 0.15% and 0.90%, respectively. This agreement expires on September 30, 2025 unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.
Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you
1

Fund summary
sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	Shares Sold				Shares Not Sold
Expenses ($)	A	C	I	R6	C
1 year	473	252	60	53	152
3 years	699	545	243	221	545
5 years	944	963	441	403	963
10 years	1,645	1,933	1,014	931	1,933
Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 22% of the average value of its portfolio.
Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal bonds. The fund considers municipal bonds to be comprised of securities the income from which is exempt from regular income tax and includes securities that generate income subject to the alternative minimum tax (AMT). The manager normally invests primarily in medium- and lower-quality municipal securities rated A and below by Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), and Fitch Ratings, Inc. (Fitch Ratings), or their unrated equivalents. The fund may buy bonds of any maturity.
However, the fund will not invest more than 5% of its total assets in securities rated lower than B. The fund’s investment policies are based on credit ratings at the time of purchase. Bonds that are rated at or below BB by S&P or Fitch or Ba by Moody’s are considered junk bonds. Municipal bonds may be subject to the AMT and income may not be entirely tax-free to all investors.
The fund may invest heavily in bonds from any given state or region. The fund may engage in derivative transactions to reduce risk and/or enhance investment returns. Derivatives may include futures contracts on debt securities and debt securities indexes; options on futures, debt securities and debt indexes; and inverse floating-rate securities. The fund may also use tender option bond transactions to seek to enhance potential gains. The fund will look through to the underlying municipal bonds held by a tender option bond trust for purposes of the fund’s 80% policy. The fund may leverage its assets through the use of proceeds received as a result of tender option bond transactions. The fund may contribute up to 15% of its holdings in municipal securities to tender option bond transactions.
The manager looks for undervalued bonds, based on both broad and security-specific factors such as issuer creditworthiness, bond structure, and general credit trends, and uses detailed analysis of an appropriate index to model portfolio performance and composition.
The fund may invest in general obligation bonds, however, in general, the manager favors bonds backed by revenue from a specific public project or facility, such as a power plant (revenue bonds), which tend to offer higher yields than general obligation bonds. The manager also favors bonds that have limitations on early payoff (call protection), which can help minimize the potential effect of falling interest rates on the fund’s yield. The manager may implement short-term trading strategies to take advantage of pricing imbalances within the municipal bond market.
For liquidity and flexibility, the fund may invest up to 20% of its net assets (plus any borrowings for investment purposes) in taxable and tax-free investment-grade short-term securities.
Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund’s investment strategy may not produce the intended results.
The fund’s main risks are listed below in alphabetical order, not in order of importance. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.
Changing distribution levels risk. The fund may cease or reduce the level of its distribution if income or dividends paid from its investments declines.
Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.
2

Fund summary
Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security’s credit quality may adversely affect fund performance.
Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: futures contracts; inverse floating-rate securities; options on futures; and options. Futures contracts and options generally are subject to counterparty risk.
High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.
Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets. The secondary market for certain tax-exempt securities tends to be less well-developed or liquid than many other securities markets, which may result in increased volatility or liquidity risk.
Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.
Municipal bond risk. The prices of municipal bonds, including general obligation bonds, can decline if the issuer’s credit quality declines. Revenue bond prices can decline if related projects become unprofitable. An insured municipal bond is subject to the risk that the insurer may be unable to pay claims and is not insured with respect to the market value of the obligation. Municipal bond income could become taxable in the future. Investments in bonds subject to the alternative minimum tax may result in tax liability for shareholders.
Operational and cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.
State/region risk. Investing heavily in any one state or region increases exposure to losses in that state or region. Factors that may affect performance include economic or political changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in credit ratings. Puerto Rican municipal obligations, in which the fund may invest, may be subject to further devaluation due to adverse political, economic, and market conditions. Because the fund has substantial investments in obligations of certain states, and their agencies, instrumentalities, and/or political subdivisions, its performance also will be affected by risk factors specific to those states.
Tender option bonds risk. The fund’s participation in tender option bond transactions may increase volatility and/or reduce the fund’s returns. Tender option bond transactions create leverage. Leverage magnifies returns, both positive and negative, and risk by magnifying the volatility of returns. An investment in a tender option bond transaction typically involves greater risk than investing in the underlying municipal fixed rate bonds, including the risk of loss of principal.
Past performance

The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index. Past performance (before and after taxes) does not indicate future results. The Bloomberg High Yield Municipal Bond Index shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A and Class C),
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Fund summary
Monday to Thursday, 8:00 a.m.—7:00 p.m., and Friday, 8:00 a.m.—6:00 p.m., Eastern time, or 888-972-8696 (Class I and Class R6) between 8:30 a.m. and 5:00 p.m., Eastern time, on most business days.
A note on performance
Class A, Class I, and Class R6 shares commenced operations on December 31, 1993, February 13, 2017, and August 30, 2017, respectively. Returns shown prior to a class’s commencement date are those of Class A shares, except that they do not include sales charges and would be lower if they did. Returns for Class I shares and Class R6 shares would have been substantially similar to returns of Class A shares because each share class is invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different. To the extent expenses of a class would have been higher than expenses of Class A shares for the periods shown, performance would have been lower.
Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan. After-tax returns for other share classes would vary. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.50% to 4.00%, effective  February 3, 2014.
Calendar year total returns (%)—Class A (sales charges are not reflected in the bar chart and returns would have been lower if they were)

Year-to-date total return through:	Q2 2024	4.46%
Best quarter:	Q4 2023	8.81%
Worst quarter:	Q1 2022	-7.61%

Average annual total returns (%)—as of 12/31/2023	1 year	5 year	10 year
Class A (before tax)	3.72	1.03	2.88
after tax on distributions	3.64	0.84	2.73
after tax on distributions, with sale	3.94	1.62	3.12
Class C	6.30	1.09	2.52
Class I	8.26	1.98	3.41
Class R6	8.43	2.03	3.43
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)[1]	6.40	2.25	3.03
Bloomberg High Yield Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	9.21	3.49	5.00
1
The fund has designated the Bloomberg Municipal Bond Index as its new broad-based securities market index in accordance with the revised definition for such an index.
Investment management

Investment advisor John Hancock Investment Management LLC
Subadvisor Manulife Investment Management (US) LLC
Portfolio management

The following individuals are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.
Dennis DiCicco	Adam A. Weigold, CFA
Portfolio Manager Managed the fund since 2018	Senior Portfolio Manager, Head of Municipal Bonds Managed the fund since 2021
4

Fund summary
Purchase and sale of fund shares

The minimum initial investment requirement for Class A and Class C shares is $1,000 ($250 for group investments), except that there is no minimum for certain group retirement plans, certain fee-based or wrap accounts, or certain other eligible investment product platforms. The minimum initial investment requirement for Class I shares is $250,000, except that the fund may waive the minimum for any category of investors at the fund’s sole discretion. The minimum initial investment requirement for Class R6 shares is $1 million, except that there is no minimum for: qualified and nonqualified plan investors; certain eligible qualifying investment product platforms; Trustees, employees of the advisor or its affiliates, employees of the subadvisor, members of the fund’s portfolio management team and the spouses and children (under age 21) of the aforementioned. There are no subsequent minimum investment requirements.
Class A, Class C, Class I, and Class R6 shares may be redeemed on any business day by mail: John Hancock Signature Services, Inc., P.O. Box 219909, Kansas City, MO 64121-9909; or for most account types through our website: jhinvestments.com; or by telephone: 800-225-5291 (Class A and Class C); 888-972-8696 (Class I and Class R6).
Taxes

The fund intends to distribute tax-exempt income. The fund intends to meet certain federal tax requirements so that distributions of the tax-exempt interest it earns may be treated as exempt-interest dividends. A portion of the fund’s distributions may, however, be subject to federal income tax.
Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment advisor, financial planner, or retirement plan administrator), the fund and its related companies may pay the broker-dealer or other intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. These payments are not applicable to Class R6 shares. Ask your salesperson or visit your financial intermediary’s website for more information.
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Fund details

Principal investment strategies

Investment Objective: The fund seeks a high level of income that is largely exempt from federal income taxes.
Under normal market conditions, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal bonds. The fund considers municipal bonds to be comprised of securities the income from which is exempt from regular income tax and includes securities that generate income subject to the alternative minimum tax (AMT). Normally, the fund’s investment manager will primarily invest in medium- and lower-quality municipal securities, those rated A and below by Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), and Fitch Ratings, Inc. (Fitch Ratings), or their unrated equivalents. However, the fund will limit its investments in securities rated lower than B to no more than 5% of its total assets. The fund’s investment policies are based on credit ratings at the time of purchase. Bonds that are rated at or below BB by S&P or Fitch or Ba by Moody’s are considered junk bonds. Municipal bonds may be subject to the AMT and income may not be entirely tax-free to all investors. The fund may buy bonds of any maturity.
A change in the fund’s 80% investment policy requires shareholder approval.
If a bond’s credit rating rises or falls, the fund does not have to sell it unless the manager determines a sale is in the fund’s best interest. Accordingly, the fund may, for periods of time, hold a lower percentage of qualifying securities. While the percentage of qualifying securities held is below 80%, the fund will only purchase qualifying securities.
The fund may invest heavily in bonds from any given state or region. The fund may engage in derivative transactions that include futures contracts on debt securities and debt securities indexes; options on futures, debt securities and debt indexes; and inverse floating-rate securities, in each case for the purposes of reducing risk and/or enhancing investment returns. The fund may also use tender option bond transactions to seek to enhance potential gains. In a tender option bond transaction, the fund transfers fixed- rate long-term municipal bonds or other municipal securities into a special purpose entity (a TOB trust). A TOB trust typically issues two classes of beneficial interests: short-term floating rate interests (TOB floaters), which are sold to third party investors, typically money market funds, and residual inverse floating rate interests (TOB inverse residuals), which are generally issued to the fund. The fund may invest in TOB inverse residuals and may also invest in TOB floaters. The fund will look through to the underlying municipal bonds held by a TOB trust for purposes of the fund’s 80% policy. The fund may leverage its assets through the use of proceeds received as a result of tender option bond transactions. The fund may contribute up to 15% of its holdings in municipal securities to tender option bond transactions.
The fund may invest in TOB inverse residuals on a non-recourse or recourse basis. The fund establishes and is the sponsor of the TOB trust that issues TOB floaters and TOB inverse residuals.
The manager looks for bonds that are undervalued, based on both broad and security-specific factors, such as issuer creditworthiness, bond structure, general credit trends, and the relative attractiveness of different types of issuers. The manager uses detailed analysis of an appropriate index to model portfolio performance and composition, then blends the macro assessment with security analysis in a comprehensive and disciplined fashion. The manager may implement short-term trading strategies to take advantage of pricing imbalances within the municipal bond market.
The manager considers environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment process. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments.
The fund may invest in general obligation bonds, however, in general, the manager favors bonds backed by revenue from a specific public project or facility, such as a power plant (revenue bonds), as they tend to offer higher yields than general obligation bonds. The manager also favors bonds that have limitations on being paid off early (call protection), as this can help minimize the effect that falling interest rates may have on the fund’s yield. To the extent that the fund invests in bonds that are subject to the AMT, the income paid by the fund may not be entirely tax-free to all investors.
For liquidity and flexibility, the fund may invest up to 20% of its net assets (plus any borrowings for investment purposes) in taxable and tax-free investment-grade short-term securities. The fund may temporarily invest more assets in cash or investment-grade short-term securities for the purpose of meeting redemption requests or making other anticipated cash payments.
The fund may deviate from its principal investment strategies during transition periods, which may include the reassignment of portfolio management, a change in investment objective or strategy, a reorganization or liquidation, or the occurrence of large inflows or outflows.
Temporary defensive investing
In abnormal circumstances, the fund may temporarily invest more than 20% of its net assets (plus any borrowings for investment purposes) in cash or investment-grade short-term securities for the purpose of protecting the fund in the event the manager determines that market, economic, political, or other conditions warrant a defensive posture.
The income from some short-term investments may be subject to state and/or federal income taxes. At the end of each quarter of the fund’s taxable year, these investments cannot exceed 50% of the fund’s total assets. To the extent that the fund is in a defensive position or is invested in taxable securities, its ability to achieve its investment objective will be limited.
Principal risks of investing

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors
6

Fund details
influence a fund’s performance. The fund's investment strategy may not produce the intended results.
Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective. In addition, political events within the United States and abroad could negatively impact financial markets and the fund’s performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund’s performance.
Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk, increased transaction costs, and potential difficulty in valuing portfolio instruments held by the fund.
The principal risks of investing in the fund are summarized in its fund summary above. Below are descriptions of the main factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund’s Statement of Additional Information (SAI).
Changing distribution levels risk
The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund’s investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund’s distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.
Credit and counterparty risk
This is the risk that the issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter (OTC) derivatives contract (see “Hedging, derivatives, and other strategic transactions risk”), or a borrower of a fund’s securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. A fund that invests in fixed-income securities is subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund’s share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations, domestic or foreign governments, or their subdivisions or instrumentalities. When a fixed-income security is not rated, a manager may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.
Funds that invest in below-investment-grade securities, also called junk bonds (e.g., fixed-income securities rated Ba or lower by Moody’s Investors Service, Inc. or BB or lower by S&P Global Ratings or Fitch Ratings, as applicable, at the time of investment, or determined by a manager to be of comparable quality to securities so rated) are subject to increased credit risk. The sovereign debt of many foreign governments, including their subdivisions and instrumentalities, falls into this category. Below-investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers’ continuing ability to meet principal and interest payments is considered speculative, they are more susceptible to real or perceived adverse economic and competitive industry conditions, and they may be less liquid than higher-rated securities.
In addition, a fund is exposed to credit risk to the extent that it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of fund securities or the use of repurchase agreements. OTC derivatives transactions can be closed out with the other party to the transaction. If the counterparty defaults, a fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a fund will succeed in enforcing them. A fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While the manager intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.
Economic and market events risk
Events in certain sectors historically have resulted, and may in the future result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to: bankruptcies, corporate restructurings, and other similar events; bank failures; governmental efforts to limit short selling and high frequency trading; measures to address U.S. federal and state budget deficits; social, political, and economic instability in Europe; economic stimulus by the Japanese central bank; dramatic changes in energy prices and currency exchange rates; and China’s economic slowdown. Interconnected global economies and financial markets increase the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Both domestic and foreign equity markets have experienced increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage, and credit
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markets particularly affected. Financial institutions could suffer losses as interest rates rise or economic conditions deteriorate.
In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. Actions taken by the U.S. Federal Reserve (Fed) or foreign central banks to stimulate or stabilize economic growth, such as interventions in currency markets, could cause high volatility in the equity and fixed-income markets. Reduced liquidity may result in less money being available to purchase raw materials, goods, and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging-market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their securities prices.
In response to certain economic conditions, including periods of high inflation, governmental authorities and regulators may respond with significant fiscal and monetary policy changes such as raising interest rates. The fund may be subject to heightened interest rate risk when the Federal Reserve Board (Fed) raises interest rates. Recent and potential future changes in government monetary policy may affect interest rates. It is difficult to accurately predict the timing, frequency or magnitude of potential interest rate increases or decreases by the Fed and the evaluation of macro-economic and other conditions that could cause a change in approach in the future. If the Fed and other central banks increase the federal funds rate and equivalent rates, such increases generally will cause market interest rates to rise and could cause the value of a fund’s investments, and the fund’s net asset value (NAV), to decline, potentially suddenly and significantly. As a result, the fund may experience high redemptions and, as a result, increased portfolio turnover, which could increase the costs that the fund incurs and may negatively impact the fund’s performance.
In addition, as the Fed increases the target Fed funds rate, any such rate increases, among other factors, could cause markets to experience continuing high volatility. A significant increase in interest rates may cause a decline in the market for equity securities. These events and the possible resulting market volatility may have an adverse effect on the fund.
Political turmoil within the United States and abroad may also impact the fund. Although the U.S. government has honored its credit obligations, it remains possible that the United States could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the fund’s investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. In recent years, the U.S. renegotiated many of its global trade relationships and imposed or threatened to impose significant import tariffs. These actions could lead to price volatility and overall declines in U.S. and global investment markets.
Uncertainties surrounding the sovereign debt of a number of European Union (EU) countries and the viability of the EU have disrupted and may in the future disrupt markets in the United States and around the world. If one or more countries leave the EU or the EU dissolves, the global securities markets likely will be significantly disrupted. On January 31, 2020, the United Kingdom (UK) left the EU, commonly referred to as “Brexit,” the UK ceased to be a member of the EU, and the UK and EU entered into a Trade and Cooperation Agreement. While the full impact of Brexit is unknown, Brexit has already resulted in volatility in European and global markets. There remains significant market uncertainty regarding Brexit’s ramifications, and the range and potential implications of possible political, regulatory, economic, and market outcomes are difficult to predict.
A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For example, the coronavirus (COVID-19) pandemic has resulted and may continue to result in significant disruptions to global business activity and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. While many countries have lifted some or all restrictions related to the coronavirus (COVID-19) and the United States ended the public health emergency and national emergency declarations relating to the coronavirus (COVID-19) pandemic on May 11, 2023, the continued impact of coronavirus (COVID-19) and related variants is uncertain. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social and economic risks. Any such impact could adversely affect the fund’s performance, resulting in losses to your investment.
Political and military events, including in Ukraine, North Korea, Russia, Venezuela, Iran, Syria, and other areas of the Middle East, and nationalist unrest in Europe and South America, also may cause market disruptions.
As a result of continued political tensions and armed conflicts, including the Russian invasion of Ukraine commencing in February of 2022, the extent and ultimate result of which are unknown at this time, the United States and the EU, along with the regulatory bodies of a number of countries, have imposed economic sanctions on certain Russian corporate entities and individuals, and certain sectors of Russia’s economy, which may result in, among other things, the continued devaluation of Russian currency, a downgrade in the country’s credit rating, and/or a decline in the value and liquidity of Russian securities, property or interests. These sanctions could also result in the immediate freeze of Russian securities and/or funds invested in prohibited assets, impairing the ability of a fund to buy, sell, receive or deliver those securities and/or assets. These sanctions or the threat of additional sanctions could also result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. The United States and other nations or international organizations may also impose additional economic sanctions or take other actions that may adversely affect Russia-exposed issuers and companies in various sectors of the Russian economy. Any or all of these potential results could lead Russia’s economy into a recession. Economic
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sanctions and other actions against Russian institutions, companies, and individuals resulting from the ongoing conflict may also have a substantial negative impact on other economies and securities markets both regionally and globally, as well as on companies with operations in the conflict region, the extent to which is unknown at this time. The United States and the EU have also imposed similar sanctions on Belarus for its support of Russia’s invasion of Ukraine. Additional sanctions may be imposed on Belarus and other countries that support Russia. Any such sanctions could present substantially similar risks as those resulting from the sanctions imposed on Russia, including substantial negative impacts on the regional and global economies and securities markets.
In addition, there is a risk that the prices of goods and services in the United States and many foreign economies may decline over time, known as deflation. Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse. Further, there is a risk that the present value of assets or income from investments will be less in the future, known as inflation. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and a fund’s investments may be affected, which may reduce a fund’s performance. Further, inflation may lead to the rise in interest rates, which may negatively affect the value of debt instruments held by the fund, resulting in a negative impact on a fund’s performance. Generally, securities issued in emerging markets are subject to a greater risk of inflationary or deflationary forces, and more developed markets are better able to use monetary policy to normalize markets.
ESG integration risk
The manager considers ESG factors that it deems relevant or additive, along with other material factors and analysis, when managing the fund. The portion of the fund’s investments for which the manager considers these ESG factors may vary, and could increase or decrease over time. In certain situations, the extent to which these ESG factors may be applied according to the manager’s integrated investment process may not include U.S. Treasuries, government securities, or other asset classes. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. Incorporating ESG criteria and making investment decisions based on certain ESG characteristics, as determined by the manager, carries the risk that the fund may perform differently, including underperforming, funds that do not utilize ESG criteria, or funds that utilize different ESG criteria. Integration of ESG factors into the fund’s investment process may result in a manager making different investments for the fund than for a fund with a similar investment universe and/or investment style that does not incorporate such considerations in its investment strategy or processes, and the fund’s investment performance may be affected. Because ESG factors are one of many considerations for the fund, the manager may nonetheless include companies with low ESG characteristics or exclude companies with high ESG characteristics in the fund’s investments.
The ESG characteristics utilized in the fund’s investment process may change over time, and different ESG characteristics may be relevant to different investments. Although the manager has established its own structure to oversee ESG integration in accordance with the fund’s investment objective and strategies, successful integration of ESG factors will depend on the manager’s skill in researching, identifying, and applying these factors, as well as on the availability of relevant data. The method of evaluating ESG factors and subsequent impact on portfolio composition, performance, proxy voting decisions and other factors, is subject to the interpretation of the manager in accordance with the fund’s investment objective and strategies. ESG factors may be evaluated differently by different managers, and may not carry the same meaning to all investors and managers. The manager may employ active shareowner engagement to raise ESG issues with the management of select portfolio companies. The regulatory landscape with respect to ESG investing in the United States is evolving and any future rules or regulations may require the fund to change its investment process with respect to ESG integration.
Fixed-income securities risk
Fixed-income securities are generally subject to two principal types of risk, as well as other risks described below: (1) interest-rate risk and (2) credit quality risk.
Interest-rate risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest-rate risk. Duration is a measure of the price sensitivity of a debt security, or a fund that invests in a portfolio of debt securities, to changes in interest rates, whereas the maturity of a security measures the time until final payment is due. Duration measures sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of a debt security.
In response to certain economic conditions, including periods of high inflation, governmental authorities and regulators may respond with significant fiscal and monetary policy changes such as raising interest rates. The fund may be subject to heightened interest rate risk when the Federal Reserve Board (Fed) raises interest rates. Recent and potential future changes in government monetary policy may affect interest rates. It is difficult to accurately predict the timing, frequency or magnitude of potential interest rate increases or decreases by the Fed and the evaluation of macro-economic and other conditions that could cause a change in approach in the future. If the Fed and other central banks increase the federal funds rate and equivalent rates, such increases generally will cause market interest rates to rise and could cause the value of a fund’s investments, and the fund’s net asset value (NAV), to decline, potentially suddenly and significantly. As a result, the fund may experience high redemptions and, as a result, increased portfolio turnover, which could increase the costs that the fund incurs and may negatively impact the fund’s performance.
In certain market conditions, governmental authorities and regulators may considerably lower interest rates, which, in some cases could result in negative interest rates. These actions, including their reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets and reduce market liquidity.
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To the extent the fund has a bank deposit or holds a debt instrument with a negative interest rate to maturity, the fund would generate a negative return on that investment. Similarly, negative rates on investments by money market funds and similar cash management products could lead to losses on investments, including on investments of the fund’s uninvested cash.
Credit quality risk. Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. An issuer’s credit quality could deteriorate as a result of poor management decisions, competitive pressures, technological obsolescence, undue reliance on suppliers, labor issues, shortages, corporate restructurings, fraudulent disclosures, or other factors. Funds that may invest in lower-rated fixed-income securities, commonly referred to as junk securities, are riskier than funds that may invest in higher-rated fixed-income securities.
Investment-grade fixed-income securities in the lowest rating category risk. Investment-grade fixed-income securities in the lowest rating category (such as Baa by Moody’s Investors Service, Inc. or BBB by S&P Global Ratings or Fitch Ratings, as applicable, and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher rating categories. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.
Prepayment of principal risk. Many types of debt securities, including floating-rate loans, are subject to prepayment risk. Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the borrower more quickly than originally anticipated and the fund may have to invest the proceeds in securities with lower yields. Securities subject to prepayment risk can offer less potential for gains when the credit quality of the issuer improves.
Hedging, derivatives, and other strategic transactions risk
The ability of a fund to utilize hedging, derivatives, and other strategic transactions to benefit the fund will depend in part on its manager’s ability to predict pertinent market movements and market risk, counterparty risk, credit risk, interest-rate risk, and other risk factors, none of which can be assured. The skills required to utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the manager only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction does not have the desired outcome, it could result in a significant loss to a fund. The amount of loss could be more than the principal amount invested. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.
A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates, or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. A fund may use derivatives for many purposes, including for hedging and as a substitute for direct investment in securities or other assets. Derivatives may be used in a way to efficiently adjust the exposure of a fund to various securities, markets, and currencies without a fund actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. Further, since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a fund uses derivatives for leverage, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit risks associated with leverage, a fund is required to comply with Rule 18f-4 under the Investment Company Act of 1940, as amended (the Derivatives Rule) as outlined below. For a description of the various derivative instruments the fund may utilize, refer to the SAI.
The regulation of the U.S. and non-U.S. derivatives markets has undergone substantial change in recent years and such change may continue. In particular, the Dodd-Frank Wall Street Reform and Consumer Protection Act, and regulations promulgated or proposed thereunder require many derivatives to be cleared and traded on an exchange, expand entity registration requirements, impose business conduct requirements on dealers that enter into swaps with a pension plan, endowment, retirement plan or government entity, and required banks to move some derivatives trading units to a non-guaranteed affiliate separate from the deposit-taking bank or divest them altogether. Although the Commodity Futures Trading Commission (CFTC) has released final rules relating to clearing, reporting, recordkeeping and registration requirements under the legislation, many of the provisions are subject to further final rule making, and thus its ultimate impact remains unclear. New regulations could, among other things, restrict the fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the fund may be unable to fully execute its investment strategies as a result. Limits or restrictions applicable to the counterparties with which the fund engages in derivative transactions also could prevent the fund from using these instruments or affect the pricing or other factors relating to these instruments, or may change the availability of certain investments.
The Derivatives Rule mandates that a fund adopt and/or implement: (i) value-at-risk limitations (VaR); (ii) a written derivatives risk management
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program; (iii) new Board oversight responsibilities; and (iv) new reporting and recordkeeping requirements. In the event that a fund’s derivative exposure is 10% or less of its net assets, excluding certain currency and interest rate hedging transactions, it can elect to be classified as a limited derivatives user (Limited Derivatives User) under the Derivatives Rule, in which case the fund is not subject to the full requirements of the Derivatives Rule. Limited Derivatives Users are excepted from VaR testing, implementing a derivatives risk management program, and certain Board oversight and reporting requirements mandated by the Derivatives Rule. However, a Limited Derivatives User is still required to implement written compliance policies and procedures reasonably designed to manage its derivatives risks.
The Derivatives Rule also provides special treatment for reverse repurchase agreements, similar financing transactions and unfunded commitment agreements. Specifically, a fund may elect whether to treat reverse repurchase agreements and similar financing transactions as “derivatives transactions” subject to the requirements of the Derivatives Rule or as senior securities equivalent to bank borrowings for purposes of Section 18 of the Investment Company Act of 1940. In addition, when-issued or forward settling securities transactions that physically settle within 35-days are deemed not to involve a senior security.
At any time after the date of this prospectus, legislation may be enacted that could negatively affect the assets of the fund. Legislation or regulation may change the way in which the fund itself is regulated. The advisor cannot predict the effects of any new governmental regulation that may be implemented, and there can be no assurance that any new governmental regulation will not adversely affect the fund’s ability to achieve its investment objectives.
The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other, more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a manager intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives are also subject to a number of other risks, including market risk, liquidity risk and operational risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments, or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, or indexes they are designed to hedge or closely track. Suitable derivatives transactions may not be available in all circumstances. The fund is also subject to the risk that the counterparty closes out the derivatives transactions upon the occurrence of certain triggering events. In addition, a manager may determine not to use derivatives to hedge or otherwise reduce risk exposure. Government legislation or regulation could affect the use of derivatives transactions and could limit a fund’s ability to pursue its investment strategies.
A detailed discussion of various hedging and other strategic transactions appears in the SAI. To the extent that the fund utilizes the following list of certain derivatives and other strategic transactions, it will be subject to associated risks. The main risks of each appear below.
Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.
Inverse floating-rate securities. Liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, issuer risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving inverse floating-rate securities.
Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.
Options on futures. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options on futures. Counterparty risk does not apply to exchange-traded options.
High portfolio turnover risk
A high fund portfolio turnover rate (over 100%) generally involves correspondingly greater brokerage commission and tax expenses, which must be borne directly by a fund and its shareholders, respectively. The portfolio turnover rate of a fund may vary from year to year, as well as within a year.
Liquidity risk
The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the
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greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds that invest in securities of emerging markets and related derivatives that are not widely traded, and that may be subject to purchase and sale restrictions.
The capacity of traditional dealers to engage in fixed-income trading has not kept pace with the bond market’s growth. As a result, dealer inventories of corporate bonds, which indicate the ability to “make markets,” i.e., buy or sell a security at the quoted bid and ask price, respectively, are at or near historic lows relative to market size. Because market makers provide stability to fixed-income markets, the significant reduction in dealer inventories could lead to decreased liquidity and increased volatility, which may become exacerbated during periods of economic or political stress.
The secondary market for certain tax-exempt securities tends to be less well-developed or liquid than many other securities markets, which may adversely affect the fund’s ability to sell such securities at attractive prices.
Lower-rated and high-yield fixed-income securities risk
Lower-rated fixed-income securities are defined as securities rated below investment grade (such as Ba and below by Moody’s Investors Service, Inc. and BB and below by S&P Global Ratings and Fitch Ratings, as applicable) (also called junk bonds). The general risks of investing in these securities are as follows:
Risk to principal and income. Investing in lower-rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher-rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.
Price volatility. The price of lower-rated fixed-income securities may be more volatile than securities in the higher-rated categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher-rated fixed-income securities by the market’s perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or increases in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater effect on highly leveraged issuers of these securities.
Liquidity. The market for lower-rated fixed-income securities may have more limited trading than the market for investment-grade fixed-income securities. Therefore, it may be more difficult to sell these securities, and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.
Dependence on manager’s own credit analysis. While a manager may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower-rated fixed-income securities is more dependent on the manager’s evaluation than the assessment of the credit risk of higher-rated securities.
Municipal bond risk
With general obligation bonds, which are backed by the municipal issuer’s ability to levy taxes, the main risk is that the issuer’s overall credit quality will decline. In extreme cases, a municipal issuer could declare bankruptcy or otherwise become unable to honor its commitments to bondholders. Although rare, this can be prompted by many possible reasons, ranging from fiscal mismanagement to erosion of the tax base. With revenue bonds, which are backed only by income associated with a specific facility (such as a power plant or stadium), the risk is generally higher, because any circumstance that reduces or threatens the economic viability of that particular facility can affect the bond’s credit quality.
In addition, since there are a limited number of municipal obligation insurers, the fund may have several investments covered by one insurer. Accordingly, this may make the value of those investments dependent on the claims-paying ability of that one insurer and could result in increased share price volatility for the fund’s shares. In addition, a ratings agency’s downgrade of the claims-paying ability of companies that provide bond insurance may affect the value of those securities.
Income from municipal bonds held by the fund could become taxable because of changes in tax laws or interpretations by taxing authorities, or noncompliant conduct of a municipal issuer. In addition, a portion of the fund’s otherwise tax-exempt dividends may be taxable to shareholders subject to the AMT. Values of municipal bonds could be adversely affected by changes in tax rates that make tax-exempt returns less attractive.
The effects of a widespread health crisis such as a global pandemic could affect the ability of states and their political subdivisions to make payments on debt obligations when due and could adversely impact the value of their bonds, which could negatively impact the performance of the fund.
Operational and cybersecurity risk
With the increased use of technologies, such as mobile devices and “cloud”-based service offerings and the dependence on the internet and computer systems to perform necessary business functions, the fund’s service providers are susceptible to operational and information or cybersecurity risks that could result in losses to the fund and its shareholders. Intentional cybersecurity breaches include unauthorized access to systems, networks, or devices (such as through “hacking” activity or “phishing”); infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cyber-attacks can also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on the service providers’ systems or websites rendering them unavailable to intended users or via “ransomware” that renders the systems inoperable until appropriate actions are taken. In addition, unintentional incidents can occur, such as the inadvertent release of confidential information (possibly resulting in the violation of applicable privacy laws).
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A cybersecurity breach could result in the loss or theft of customer data or funds, loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs. Such incidents could cause a fund, the advisor, a manager, or other service providers to incur regulatory penalties, reputational damage, additional compliance costs, litigation costs or financial loss. In addition, such incidents could affect issuers in which a fund invests, and thereby cause the fund’s investments to lose value.
Cyber-events have the potential to materially affect the fund and the advisor’s relationships with accounts, shareholders, clients, customers, employees, products, and service providers. The fund has established risk management systems reasonably designed to seek to reduce the risks associated with cyber-events. There is no guarantee that the fund will be able to prevent or mitigate the impact of any or all cyber-events.
The fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the fund’s service providers, counterparties, or other third parties, failed or inadequate processes and technology or system failures.
In addition, other disruptive events, including (but not limited to) natural disasters and public health crises may adversely affect the fund’s ability to conduct business, in particular if the fund’s employees or the employees of its service providers are unable or unwilling to perform their responsibilities as a result of any such event. Even if the fund’s employees and the employees of its service providers are able to work remotely, those remote work arrangements could result in the fund’s business operations being less efficient than under normal circumstances, could lead to delays in its processing of transactions, and could increase the risk of cyber-events.
Sector risk
When a fund’s investments are focused in one or more sectors of the economy, they are less broadly invested across industries or sectors than other funds. This means that focused funds tend to be more volatile than other funds, and the values of their investments tend to go up and down more rapidly. In addition, a fund that invests in particular sectors is particularly susceptible to the impact of market, economic, political, regulatory, and other conditions and risks affecting those sectors. From time to time, a small number of companies may represent a large portion of a single sector or a group of related sectors as a whole.
State/region risk
To the extent that the fund invests heavily in bonds from any given state or region, its performance could be disproportionately affected by factors particular to that state or region. These factors may include economic or political changes, tax-base erosion, possible state constitutional limits on tax increases, detrimental budget deficits and other financial difficulties, and changes in the credit ratings assigned to those states’ municipal issuers. Because the fund has substantial investments in obligations of certain states, and their agencies, instrumentalities, and/or political subdivisions, its performance also will be affected by risk factors specific to those states.
The fund may invest in municipal obligations issued by the Commonwealth of Puerto Rico and its agencies, or other U.S. territories, which generally are tax exempt. Adverse economic, market, political, or other conditions within Puerto Rico may negatively affect the value of the fund’s holdings in municipal obligations issued by the Commonwealth of Puerto Rico and its agencies. Puerto Rico continues to face significant fiscal challenges, including persistent government budget deficits and a high unemployment rate. In recent years, several ratings organizations have downgraded a number of securities issued in Puerto Rico to below investment-grade or placed them on “negative watch.” Puerto Rico has previously missed payments on its general obligation debt. The restructuring of Puerto Rico’s debt is subject to a federal oversight board and is currently undergoing a process analogous to a bankruptcy proceeding in U.S. courts. Any future defaults, actions by the oversight board, or court approval of an unfavorable debt restructuring deal could have a negative impact on the marketability, liquidity, or value of certain investments held by a fund and could reduce a fund’s performance.
Tender option bonds risk
The fund’s participation in tender option bond (TOB) transactions may increase volatility and/or reduce the fund’s returns. Tender option bond transactions create leverage. Leverage magnifies returns, both positive and negative, and risk by magnifying the volatility of returns. An investment in a tender option bond transaction typically involves greater risk than investing in the underlying municipal fixed rate bonds, including the risk of loss of principal. Distributions on TOB inverse residuals will bear an inverse relationship to short-term municipal security interest rates. Distributions on TOB inverse residuals paid to the fund will be reduced or, in the extreme, eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. TOB inverse residuals generally will underperform the market for fixed rate municipal securities in a rising interest rate environment. The interest payment on TOB inverse residuals generally will decrease when short-term interest rates increase.
There are also risks associated with the tender option bond structure, which could result in terminating the TOB trust. If a TOB trust is terminated, the fund must sell other assets to buy back the TOB floaters, which could negatively impact fund performance. Events that could cause a termination of the TOB trust include the bankruptcy or default of the issuer of the municipal bonds held in the TOB trust, a substantial downgrade in the credit quality of the issuer of the municipal bonds held in the TOB trust, failure of any scheduled payment of principal or interest on the municipal bonds, and a judgment or ruling that interest on the municipal bonds is subject to U.S. federal income taxation. The fund may invest in TOB inverse residuals on a non-recourse or recourse basis. If the fund invests in TOB inverse residuals on a recourse basis, the fund could suffer losses in excess of the value of the TOB inverse residuals.
TOB trusts are typically supported by a liquidity facility provided by a third-party bank or other financial institution (the liquidity provider) that allows the holders of the TOB floaters to tender their certificates in exchange for payment of par plus accrued interest on any business day, subject to the non-occurrence of tender option termination events. When the fund invests in a TOB trust on a non-recourse basis, and the liquidity provider is required to make a payment under the liquidity facility, the liquidity provider will typically liquidate all or a portion of the municipal securities held in the TOB trust and then fund the balance, if any, of the amount owed under the liquidity facility over the liquidation proceeds
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(the liquidation shortfall). If the fund invests in a TOB trust on a recourse basis, the fund will typically enter into a reimbursement agreement with the liquidity provider where the fund is required to reimburse the liquidity provider the amount of any liquidation shortfall. As a result, if the fund invests in a TOB trust on a recourse basis, the fund will bear the risk of loss with respect to any liquidation shortfall.
The fund is the sponsor of a TOB trust and may engage an administrator to provide operational and transactional support to the TOB trust, which may give rise to certain additional risks including compliance, securities law and operational risks.
Who’s who

The following are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.
Board of Trustees
The Trustees oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations.
Investment advisor
The investment advisor manages the fund’s business and investment activities.
John Hancock Investment Management LLC
200 Berkeley Street
Boston, MA 02116
Founded in 1968, the advisor is an indirect principally owned subsidiary of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
The advisor’s parent company has been helping individuals and institutions work toward their financial goals since 1862. The advisor offers investment solutions managed by leading institutional money managers, taking a disciplined team approach to portfolio management and research, leveraging the expertise of seasoned investment professionals. As of June 30, 2024, the advisor had total assets under management of approximately $160.7 billion.
Subject to general oversight by the Board of Trustees, the advisor manages and supervises the investment operations and business affairs of the fund. The advisor selects, contracts with and compensates one or more subadvisors to manage all or a portion of the fund’s portfolio assets, subject to oversight by the advisor. In this role, the advisor has supervisory responsibility for managing the investment and reinvestment of the fund’s portfolio assets through proactive oversight and monitoring of the subadvisor and the fund, as described in further detail below. The advisor is responsible for developing overall investment strategies for the fund and overseeing and implementing the fund’s continuous investment programs and provides a variety of advisory oversight and investment research services. The advisor also provides management and transition services associated with certain fund events (e.g., strategy, portfolio manager, or subadvisor changes) and coordinates and oversees services provided under other agreements.
The advisor has ultimate responsibility to oversee a subadvisor and recommend to the Board of Trustees its hiring, termination, and replacement. In this capacity, the advisor, among other things: (i) monitors on a daily basis the compliance of the subadvisor with the investment objectives and related policies of the fund; (ii) monitors significant changes that may impact the subadvisor’s overall business and regularly performs due diligence reviews of the subadvisor; (iii) reviews the performance of the subadvisor; and (iv) reports periodically on such performance to the Board of Trustees. The advisor employs a team of investment professionals who provide these ongoing research and monitoring services.
Management fee
The fund pays the advisor a management fee for its services to the fund. The advisor in turn pays the fees of the subadvisor. The management fee is stated as an annual percentage of the aggregate net assets of the fund (together with the assets of any other applicable fund identified in the advisory agreement) determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund.
Average daily net assets ($)	Annual rate (%)
First 75 million	0.590
Next 75 million	0.520
Next 1.85 billion	0.460
Next 2 billion	0.440
Excess over 4 billion	0.410
During its most recent fiscal period, the fund paid the advisor a management fee equal to 0.42% of average daily net assets (including any waivers and/or reimbursements).
The basis for the Board of Trustees’ approval of the advisory fees, and of the investment advisory agreement overall, including the subadvisory agreement, is discussed in the fund’s most recent Form N-CSRS filing for the period ended November 30.
Additional information about fund expenses
The fund’s annual operating expenses will likely vary throughout the period and from year to year. The fund’s expenses for the current fiscal year may be higher than the expenses listed in the fund’s “Annual fund operating expenses” table, for some of the following reasons: (i) a significant decrease in average net assets may result in a higher advisory fee rate if any advisory fee breakpoints are not achieved; (ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; or (iii) fees may be incurred for extraordinary events such as fund tax expenses.
Subadvisor
The subadvisor handles the fund’s portfolio management activities, subject to oversight by the advisor.
Manulife Investment Management (US) LLC
197 Clarendon Street
Boston, MA 02116
Manulife Investment Management (US) LLC (Manulife IM (US)) provides investment advisory services to individual and institutional investors. Manulife IM (US) is a wholly owned subsidiary of John Hancock Life
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Fund details
Insurance Company (U.S.A.) (a subsidiary of Manulife Financial Corporation) and, as of June 30, 2024, had total assets under management of approximately $206 billion.
The following are brief biographical profiles of the leaders of the fund’s investment management team, in alphabetical order. These managers are jointly and primarily responsible for the day-to-day management of the fund’s portfolio. These managers are employed by Manulife IM (US). For more details about these individuals, including information about their compensation, other accounts they manage, and any investments they may have in the fund, see the SAI.
Dennis DiCicco
●
Portfolio Manager
●
Managed the fund since 2018
●
Joined Manulife IM (US) in 2016
●
Fixed Income Trader, Capital Security Advisors, LLC (2013–2016)
●
Began business career in 2008
Adam A. Weigold, CFA
●
Senior Portfolio Manager, Head of Municipal Bonds
●
Managed the fund since 2021
●
Joined Manulife IM (US) in 2021
●
Vice President and Senior Portfolio Manager, Eaton Vance Management (1998–2021)
●
Began business career in 1998
Custodian
The custodian holds the fund’s assets, settles all portfolio trades, and collects most of the valuation data required for calculating the fund’s net asset value.
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114
Principal distributor
The principal distributor markets the fund and distributes shares through selling brokers, financial planners, and other financial professionals.
John Hancock Investment Management Distributors LLC
200 Berkeley Street
Boston, MA 02116
Transfer agent
The transfer agent handles shareholder services, including recordkeeping and statements, distribution of dividends, and processing of buy-and-sell requests.
John Hancock Signature Services, Inc.
P.O. Box 219909
Kansas City, MO 64121-9909
Additional information
The fund has entered into contractual arrangements with various parties that provide services to the fund, which may include, among others, the advisor, subadvisor, custodian, principal distributor, and transfer agent, as described above and in the SAI. Fund shareholders are not parties to, or intended or “third-party” beneficiaries of, any of these contractual arrangements. These contractual arrangements are not intended to, nor do they, create in any individual shareholder or group of shareholders any right, either directly or on behalf of the fund, to either: (a) enforce such contracts against the service providers; or (b) seek any remedy under such contracts against the service providers.
The advisor internally credits a portion of its profits to an affiliated business, John Hancock Retirement (JHR), which is the record keeper for certain 401(k) plans that invest in Class R6 shares. JHR may reduce the record keeping fees paid to it by such 401(k) plans by a commensurate amount. JHR may discontinue this practice with adequate notice to plan sponsors.
This prospectus provides information concerning the fund that you should consider in determining whether to purchase shares of the fund. Each of this prospectus, the SAI, or any contract that is an exhibit to the fund’s registration statement, is not intended to, nor does it, give rise to an agreement or contract between the fund and any investor. Each such document also does not give rise to any contract or create rights in any individual shareholder, group of shareholders, or other person. The foregoing disclosure should not be read to suggest any waiver of any rights conferred by federal or state securities laws.
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Fund details
Financial highlights

These tables detail the financial performance of each share class described in this prospectus, including total return information showing how much an investment in the fund has increased or decreased for the periods shown below (assuming reinvestment of all dividends and distributions). Certain information reflects financial results for a single fund share.
The financial statements of the fund as of May 31, 2024, have been audited by PricewaterhouseCoopers LLP (PwC), the fund’s independent registered public accounting firm. The report of PwC, along with the fund’s financial statements in the fund’s Form N-CSR filing for the fiscal period ended May 31, 2024, has been incorporated by reference into the SAI. Copies of the fund’s most recent Form N-CSR filing are available upon request.
High Yield Municipal Bond Fund Class A Shares
Per share operating performance Period ended	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Net asset value, beginning of period	$6.66	$7.23	$8.26	$7.32	$8.06
Net investment income[1]	0.32	0.30	0.27	0.28	0.30
Net realized and unrealized gain (loss) on investments	0.15	(0.58)	(0.99)	0.94	(0.58)
Total from investment operations	0.47	(0.28)	(0.72)	1.22	(0.28)
Less distributions
From net investment income	(0.30)	(0.29)	(0.26)	(0.28)	(0.33)
From net realized gain	—	—	(0.05)	—	(0.13)
Total distributions	(0.30)	(0.29)	(0.31)	(0.28)	(0.46)
Net asset value, end of period	$6.83	$6.66	$7.23	$8.26	$7.32
Total return (%)[2,3]	7.30	(3.81)	(9.03)	16.83	(3.80)
Ratios and supplemental data
Net assets, end of period (in millions)	$118	$100	$112	$125	$107
Ratios (as a percentage of average net assets):
Expenses before reductions[4]	1.03	1.05	0.96	1.03	1.06
Expenses including reductions[4]	0.81	0.84	0.85	0.89	0.92
Net investment income	4.76	4.50	3.32	3.48	3.79
Portfolio turnover (%)	22	33	42	34	52

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3	Does not reflect the effect of sales charges, if any.
4	Includes interest expense of 0.06% and 0.05% for the years ended 5-31-24 and 5-31-23, respectively.
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Fund details

High Yield Municipal Bond Fund Class C Shares
Per share operating performance Period ended	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Net asset value, beginning of period	$6.66	$7.23	$8.26	$7.32	$8.06
Net investment income[1]	0.27	0.25	0.21	0.22	0.24
Net realized and unrealized gain (loss) on investments	0.15	(0.58)	(0.99)	0.94	(0.58)
Total from investment operations	0.42	(0.33)	(0.78)	1.16	(0.34)
Less distributions
From net investment income	(0.25)	(0.24)	(0.20)	(0.22)	(0.27)
From net realized gain	—	—	(0.05)	—	(0.13)
Total distributions	(0.25)	(0.24)	(0.25)	(0.22)	(0.40)
Net asset value, end of period	$6.83	$6.66	$7.23	$8.26	$7.32
Total return (%)[2,3]	6.50	(4.53)	(9.71)	15.96	(4.52)
Ratios and supplemental data
Net assets, end of period (in millions)	$10	$8	$10	$15	$20
Ratios (as a percentage of average net assets):
Expenses before reductions[4]	1.78	1.80	1.71	1.78	1.81
Expenses including reductions[4]	1.56	1.59	1.60	1.64	1.67
Net investment income	4.01	3.75	2.55	2.75	3.04
Portfolio turnover (%)	22	33	42	34	52

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3	Does not reflect the effect of sales charges, if any.
4	Includes interest expense of 0.06% and 0.05% for the years ended 5-31-24 and 5-31-23, respectively.

High Yield Municipal Bond Fund Class I Shares
Per share operating performance Period ended	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Net asset value, beginning of period	$6.67	$7.24	$8.27	$7.33	$8.07
Net investment income[1]	0.33	0.32	0.28	0.29	0.31
Net realized and unrealized gain (loss) on investments	0.15	(0.59)	(0.99)	0.94	(0.58)
Total from investment operations	0.48	(0.27)	(0.71)	1.23	(0.27)
Less distributions
From net investment income	(0.31)	(0.30)	(0.27)	(0.29)	(0.34)
From net realized gain	—	—	(0.05)	—	(0.13)
Total distributions	(0.31)	(0.30)	(0.32)	(0.29)	(0.47)
Net asset value, end of period	$6.84	$6.67	$7.24	$8.27	$7.33
Total return (%)[2]	7.45	(3.65)	(8.88)	16.99	(3.65)
Ratios and supplemental data
Net assets, end of period (in millions)	$94	$47	$21	$15	$13
Ratios (as a percentage of average net assets):
Expenses before reductions[3]	0.78	0.80	0.71	0.78	0.81
Expenses including reductions[3]	0.66	0.69	0.70	0.74	0.77
Net investment income	4.90	4.68	3.48	3.62	3.94
Portfolio turnover (%)	22	33	42	34	52

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3	Includes interest expense of 0.06% and 0.05% for the years ended 5-31-24 and 5-31-23, respectively.
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Fund details

High Yield Municipal Bond Fund Class R6 Shares
Per share operating performance Period ended	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Net asset value, beginning of period	$6.68	$7.25	$8.28	$7.34	$8.08
Net investment income[1]	0.33	0.32	0.28	0.29	0.32
Net realized and unrealized gain (loss) on investments	0.14	(0.59)	(0.99)	0.94	(0.59)
Total from investment operations	0.47	(0.27)	(0.71)	1.23	(0.27)
Less distributions
From net investment income	(0.31)	(0.30)	(0.27)	(0.29)	(0.34)
From net realized gain	—	—	(0.05)	—	(0.13)
Total distributions	(0.31)	(0.30)	(0.32)	(0.29)	(0.47)
Net asset value, end of period	$6.84	$6.68	$7.25	$8.28	$7.34
Total return (%)[2]	7.30	(3.62)	(8.83)	17.01	(3.61)
Ratios and supplemental data
Net assets, end of period (in millions)	$8	$7	$4	$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions[3]	0.77	0.78	0.68	0.75	0.78
Expenses including reductions[3]	0.65	0.67	0.67	0.71	0.74
Net investment income	4.92	4.69	3.53	3.66	3.98
Portfolio turnover (%)	22	33	42	34	52

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3	Includes interest expense of 0.06% and 0.05% for the years ended 5-31-24 and 5-31-23, respectively.
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Choosing an eligible share class

Class A and Class C shares have a Rule 12b-1 plan that allows the class to pay fees for the sale, distribution, and service of its shares. Class I and Class R6 shares do not have a Rule 12b-1 plan. Your financial professional can help you decide which share class you are eligible to buy and is best for you. Each class’s eligibility guidelines are described below.
Class A shares
Class A shares are not available to group retirement plans that do not currently hold Class A shares of the fund and that are eligible to invest in Class I shares or any of the R share classes, except as provided below. Such group retirement plans include defined benefit plans, 401(k) plans, 457 plans, 403(b)(7) plans, pension and profit-sharing plans, and nonqualified deferred compensation plans. Individual retirement accounts (IRAs), Roth IRAs, SIMPLE IRAs, individual (“solo” or “single”) 401(k) plans, individual profit sharing plans, individual 403(b) plans, individual defined benefit plans, simplified employee pensions (SEPs), SAR-SEPs, 529 tuition programs and Coverdell Educational Savings Accounts are not considered group retirement plans and are not subject to this restriction on the purchase of Class A shares.
Investment in Class A shares by such group retirement plans will be permitted in the following circumstances:
●
The plan currently holds assets in Class A shares of the fund or any John Hancock fund;
●
Class A shares of the fund or any other John Hancock fund were established as an investment option under the plan prior to January 1, 2013, and the fund’s representatives have agreed that the plan may invest in Class A shares after that date;
●
Class A shares of the fund or any other John Hancock fund were established as a part of an investment model prior to January 1, 2013, and the fund’s representatives have agreed that plans utilizing such model may invest in Class A shares after that date; and
●
Such group retirement plans offered through an intermediary brokerage platform that does not require payments relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services, or effecting portfolio transactions for the fund, that are specific to assets held in such group retirement plans and vary from such payments otherwise made for such services with respect to assets held in non-group retirement plan accounts.
Class C shares
The maximum amount you may invest in Class C shares with any single purchase is $999,999.99. John Hancock Signature Services, Inc. (Signature Services), the transfer agent for the fund, may accept a purchase request for Class C shares for $1,000,000 or more when the purchase is pursuant to the reinstatement privilege (see “Sales charge reductions and waivers”). Class C shares automatically convert to Class A shares after eight years, provided that the fund or the financial intermediary through which a shareholder purchased or holds Class C shares has records verifying that the Class C shares have been held for at least eight years. Group retirement plan recordkeeping platforms of certain intermediaries that hold Class C shares with the fund in an omnibus account do not track participant level share lot aging and, as such, these Class C shares would not satisfy the conditions for the automatic Class C to Class A conversion.
Class I shares
Class I shares are offered without any sales charge to the following types of investors if they also meet the minimum initial investment requirement for purchases of Class I shares (see “Opening an account”):
●
Clients of financial intermediaries who: (i) charge such clients a fee for advisory, investment, consulting, or similar services; (ii) have entered into an agreement with the distributor to offer Class I shares through a no-load program or investment platform; or (iii) have entered into an agreement with the distributor to offer Class I shares to clients on certain brokerage platforms where the intermediary is acting solely as an agent for the investor who may be required to pay a commission and/or other forms of compensation to the intermediary. Other share classes of the fund have different fees and expenses.
●
Retirement and other benefit plans
●
Endowment funds, foundations, donor advised funds, and other charitable entities
●
Any state, county, or city, or its instrumentality, department, authority, or agency
●
Accounts registered to insurance companies, trust companies, and bank trust departments
●
Any entity that is considered a corporation for tax purposes
●
Investment companies, both affiliated and not affiliated with the advisor
●
Trustees, employees of the advisor or its affiliates, employees of the subadvisor, members of the fund’s portfolio management team and the spouses and children (under age 21) of the aforementioned
Class R6 shares
Class R6 shares are offered without any sales charge and are generally made available to the following types of investors if they also meet the minimum initial investment requirement for purchases of Class R6 shares. (See “Opening an account.”)
●
Qualified 401(a) plans (including 401(k) plans, Keogh plans, profit-sharing pension plans, money purchase pension plans, target benefit plans, defined benefit pension plans, and Taft-Hartley multi-employer pension plans) (collectively, qualified plans)
●
Endowment funds, foundations, donor advised funds, and other charitable entities
●
Any state, county, or city, or its instrumentality, department, authority, or agency
●
403(b) plans and 457 plans, including 457(a) governmental entity plans and tax-exempt plans
●
Accounts registered to insurance companies, trust companies, and bank trust departments
●
Investment companies, both affiliated and not affiliated with the advisor
●
Any entity that is considered a corporation for tax purposes, including corporate nonqualified deferred compensation plans of such corporations
●
Trustees, employees of the advisor or its affiliates, employees of the
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subadvisor, members of the fund’s portfolio management team and the spouses and children (under age 21) of the aforementioned
●
Financial intermediaries utilizing fund shares in certain eligible qualifying investment product platforms under a signed agreement with the distributor
Class R6 shares may not be available through certain investment dealers.
The availability of Class R6 shares for qualified plan investors will depend upon the policies of your financial intermediary and/or the recordkeeper for your qualified plan.
Class R6 shares also are generally available only to qualified plan investors where plan level or omnibus accounts are held on the books of the fund.
Class R6 shares are not available to retail non-retirement accounts, Traditional and Roth individual retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, and 529 college savings plans.
Class cost structure

Class A shares
●
A front-end sales charge, as described in the section “How sales charges for Class A and Class C shares are calculated”
●
Distribution and service (Rule 12b-1) fees of 0.15% (under the Rule 12b-1 plan, the distributor has the ability to collect 0.25%; however, the distributor has contractually agreed to waive 0.10% of these fees until September 30, 2025)
●
A 1.00% Contingent Deferred Sales Charge (CDSC) on certain shares sold within 18 months of purchase
Class C shares
●
No front-end sales charge; all your money goes to work for you right away
●
Rule 12b-1 fees of 0.90% (under the Rule 12b-1 plan, the distributor has the ability to collect 1.00%; however, the distributor has contractually agreed to waive 0.10% of these fees until September 30, 2025)
●
A 1.00% CDSC on shares sold within one year of purchase
●
Automatic conversion to Class A shares after eight years, thus reducing future annual expenses (certain exclusions may apply)
Class I shares
●
No front-end or deferred sales charges; however, if you purchase Class I shares through a broker acting solely as an agent on behalf of its customers, you may be required to pay a commission to the broker
●
No Rule 12b-1 fees
Class R6 shares
●
No front-end or deferred sales charges; all your money goes to work for you right away
●
No Rule 12b-1 fees
Rule 12b-1 fees
Rule 12b-1 fees will be paid to the fund’s distributor, John Hancock Investment Management Distributors LLC, and may be used by the distributor for expenses relating to the sale, distribution of, and shareholder or administrative services for holders of the shares of the class, and for the payment of service fees that come within Rule 2341 of the Conduct Rules of the Financial Industry Regulatory Authority (FINRA).
Because Rule 12b-1 fees are paid out of the fund’s assets on an ongoing basis, over time they will increase the cost of your investment and may cost shareholders more than other types of sales charges.
Your broker-dealer or agent may charge you a fee to effect transactions in fund shares. Other share classes of the fund, which have their own expense structure, may be offered in separate prospectuses.
Additional payments to financial intermediaries
Class A and Class C shares of the fund are primarily sold through financial intermediaries, such as brokers, banks, registered investment advisors, financial planners, and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:
●
directly, by the payment of sales commissions, if any; and
●
indirectly, as a result of the fund paying Rule 12b-1 fees.
Class I shares do not carry sales commissions or pay Rule 12b-1 fees. However, if you purchase Class I shares through a broker acting solely as an agent on behalf of its customers, you may be required to pay a commission to the broker.
No dealer compensation is paid from fund assets on sales of Class R6 shares. Class R6 shares do not carry sales commissions, pay Rule 12b-1 fees, or make payments to financial intermediaries to assist in the distributor’s efforts to promote the sale of the fund’s shares. Neither the fund nor its affiliates make any type of administrative or service payments in connection with investments in Class R6 shares.
Except with respect to Class R6 shares, certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and Rule 12b-1 fees, if applicable, out of the distributor’s own resources.
These additional payments are sometimes referred to as revenue sharing. These payments assist in the distributor’s efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation, and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.
The distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the advisor and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing the distributor or its affiliates to participate in conferences, seminars, or other programs attended by
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the intermediary’s sales force. Although an intermediary may seek revenue-sharing payments to offset costs incurred by the firm in servicing its clients who have invested in the fund, the intermediary may earn a profit on these payments. Revenue-sharing payments may provide your firm with an incentive to favor the fund.
The SAI discusses the distributor’s revenue-sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.
The distributor, advisor, and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services, or effecting portfolio transactions for the fund. If your intermediary provides these services, the advisor or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the advisor or its affiliates that are not related to the fund.
How sales charges for Class A and Class C shares are calculated

Class A sales charges are as follows:
Your investment ($)	As a % of offering price*	As a % of your investment
Up to 99,999	4.00	4.17
100,000–249,999	3.50	3.63
250,000 and over	See below
*
Offering price is the net asset value per share plus any initial sales charge.
You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class C, Class I, Class R2, Class R4, Class R5, or Class R6 shares of a John Hancock open-end mutual fund. To receive the reduced sales charge, you must tell your broker or financial professional at the time you purchase the fund’s Class A shares about any other John Hancock mutual funds held by you, your spouse, or your children under the age of 21. This includes investments held in an individual retirement account, in an employee benefit plan, or with a broker or financial professional other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about sales charges, reductions, and waivers, you may visit the fund’s website at jhinvestments.com, which includes hyperlinks to facilitate access to this information. You may also consult your broker or financial professional, or refer to the section entitled “Sales Charges on Class A and Class C Shares” in the fund’s SAI. You may request an SAI from your broker or financial professional by accessing the fund’s website at jhinvestments.com or by calling Signature Services at 800-225-5291.
Investments of $250,000 or more
Class A shares are available with no front-end sales charge on investments of $250,000 or more. There is a CDSC on any Class A shares upon which a commission or finder’s fee was paid that are sold within the first 18 months of purchase, as follows:
Class A deferred charges on investments of $250,000 or more
Months after purchase	CDSC (%)
First 18 months	1.00
After 18 months	None
For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.
The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that are not subject to a CDSC.
Class C shares
Shares are offered at their net asset value per share, without any initial sales charge.
A CDSC may be charged if a commission has been paid and you sell Class C shares within a certain time after you bought them, as described in the table below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSC is as follows:
Class C deferred charges
Years after purchase	CDSC (%)
1st year	1.00
After 1st year	None
For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.
To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC.
Sales charge reductions and waivers

The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 - Intermediary sales charge waivers, which includes information about specific sales charge waivers applicable to the intermediaries identified therein).
Reducing your Class A sales charges
There are several ways you can combine multiple purchases of shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.
●
Accumulation privilege—lets you add the value of any class of shares of any John Hancock open-end fund you already own to the amount of your next Class A investment for purposes of calculating the sales
21

Your account
charge. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.
●
Letter of intention—lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a letter of intention to qualify for reduced sales charges if you plan to invest at least to the first breakpoint level (generally $50,000 or $100,000 depending on the specific fund) in a John Hancock fund’s Class A shares during the next 13 months. Completing a letter of intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual amount purchased. It is your responsibility to tell John Hancock Signature Services Inc. or your financial professional when you believe you have purchased shares totaling an amount eligible for reduced sales charges, as stated in your letter of intention. Further information is provided in the SAI.
●
Combination privilege—lets you combine shares of all funds for purposes of calculating the Class A sales charge.
To utilize any reduction, you must complete the appropriate section of your application, or contact your financial professional or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).
Group investment program
A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group’s investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments per account opened must satisfy minimum initial investment requirements specified in the section entitled “Opening an account”), and individual investors may close their accounts at any time.
To utilize this program, you must contact your financial professional or Signature Services to find out how to qualify. Consult the SAI for additional details (see the back cover of this prospectus).
CDSC waivers
As long as Signature Services is notified at the time you sell, any CDSC for Class A or Class C shares will be waived in the following cases, as applicable:
●
to make payments through certain systematic withdrawal plans
●
redemptions pursuant to the fund’s right to liquidate an account that is below the minimum account value stated below in “Dividends and account policies,” under the subsection “Small accounts”
●
redemptions of Class A shares by a group retirement plan that continues to offer the same or another John Hancock mutual fund as an investment to its participants
●
redemptions made under certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies
●
to make certain distributions from a retirement plan
●
because of shareholder death or disability
●
rollovers, contract exchanges, or transfers of John Hancock custodial 403(b)(7) account assets required by John Hancock as a result of its decision to discontinue maintaining and administering 403(b)(7) accounts
To utilize a waiver, you must contact your financial professional or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus). Please note, these waivers are distinct from those described in Appendix 1, “Intermediary sales charge waivers.”
Reinstatement privilege
If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds back into the same share class of the same fund and account from which it was removed, within 120 days without a sales charge, subject to fund minimums, as long as Signature Services or your financial professional is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. Consult the SAI for additional details.
To utilize this privilege, you must contact your financial professional or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).
Waivers for certain investors
Class A shares may be offered without front-end sales charges or CDSCs to the following individuals and institutions:
●
Selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)
●
Financial intermediaries utilizing fund shares in eligible retirement platforms, fee-based, or wrap investment products
●
Financial intermediaries who offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to their customers
●
Fund Trustees and other individuals who are affiliated with these or other John Hancock funds, including employees of John Hancock companies or Manulife Financial Corporation (and their Immediate Family, as defined in the SAI)
●
Individuals exchanging shares held in an eligible fee-based program for Class A shares, provided however, subsequent purchases in Class A shares will be subject to applicable sales charges
●
Individuals transferring assets held in a SIMPLE IRA, SEP, or SARSEP invested in John Hancock funds directly to an IRA
●
Individuals converting assets held in an IRA, SIMPLE IRA, SEP, or SARSEP invested in John Hancock funds directly to a Roth IRA
●
Individuals recharacterizing assets from an IRA, Roth IRA, SEP, SARSEP, or SIMPLE IRA invested in John Hancock funds back to the original account type from which they were converted
●
Participants in group retirement plans that are eligible and permitted to purchase Class A shares as described in the “Choosing an eligible share class” section above. This waiver is contingent upon the group retirement plan being in a recordkeeping arrangement and does not apply to group retirement plans transacting business with the fund through a brokerage relationship in which sales charges are customarily imposed, unless such brokerage relationship qualifies for a sales charge waiver as described. In addition, this waiver does not apply to a group retirement plan that leaves its current recordkeeping
22

Your account
arrangement and subsequently transacts business with the fund through a brokerage relationship in which sales charges are customarily imposed. Whether a sales charge waiver is available to your group retirement plan through its record keeper depends upon the policies and procedures of your intermediary. Please consult your financial professional for further information
●
Terminating participants in a pension, profit-sharing, or other plan qualified under Section 401(a) of the Code, or described in Section 457(b) of the Code, (i) that is funded by certain John Hancock group annuity contracts, (ii) for which John Hancock Trust Company serves as trustee or custodian, or (iii) the trustee or custodian of which has retained John Hancock Retirement Plan Services (“RPS”) as a service provider, rolling over assets (directly or within 60 days after distribution) from such a plan (or from a John Hancock Managed IRA or John Hancock Annuities IRA into which such assets have already been rolled over) to a John Hancock custodial IRA or John Hancock custodial Roth IRA or other John Hancock branded IRA offered through Manulife | John Hancock Brokerage Services LLC that invests in John Hancock funds, or the subsequent establishment of or any rollover into a new John Hancock fund account by such terminating participants and/or their Immediate Family (as defined in the SAI), including subsequent investments into such accounts, and that are held directly at John Hancock funds or at the John Hancock Personal Financial Services (“PFS”) Financial Center
●
Participants in a terminating pension, profit-sharing, or other plan qualified under Section 401(a) of the Code, or described in Section 457(b) of the Code (the assets of which, immediately prior to such plan's termination, were (a) held in certain John Hancock group annuity contracts, (b) in trust or custody by John Hancock Trust Company, or (c) by a trustee or custodian which has retained John Hancock RPS as a service provider, but have been transferred from such contracts or trust funds and are held either: (i) in trust by a distribution processing organization; or (ii) in a custodial IRA or custodial Roth IRA sponsored by an authorized third-party trust company and made available through John Hancock), rolling over assets (directly or within 60 days after distribution) from such a plan to a John Hancock custodial IRA or John Hancock custodial Roth IRA or other John Hancock branded IRA offered through Manulife | John Hancock Brokerage Services LLC that invests in John Hancock funds, or the subsequent establishment of or any rollover into a new John Hancock fund account by such participants and/or their Immediate Family (as defined in the SAI), including subsequent investments into such accounts, and that are held directly at John Hancock funds or at the PFS Financial Center
●
Participants actively enrolled in a John Hancock RPS plan account (or an account the trustee of which has retained John Hancock RPS as a service provider) rolling over or transferring assets into a new John Hancock custodial IRA or John Hancock custodial Roth IRA or other John Hancock branded IRA offered through Manulife | John Hancock Brokerage Services LLC that invests in John Hancock funds through John Hancock PFS (to the extent such assets are otherwise prohibited from rolling over or transferring into such participant's John Hancock RPS plan account), including subsequent investments into such accounts, and that are held directly at John Hancock funds or at the John Hancock PFS Financial Center
●
Individuals rolling over assets held in a John Hancock custodial 403(b)(7) account into a John Hancock custodial IRA account
●
Former employees/associates of John Hancock, its affiliates, or agencies rolling over (directly or indirectly within 60 days after distribution) to a new John Hancock custodial IRA or John Hancock custodial Roth IRA from the John Hancock Employee Investment-Incentive Plan (TIP), John Hancock Savings Investment Plan (SIP), or the John Hancock Pension Plan, and such participants and their Immediate Family (as defined in the SAI) subsequently establishing or rolling over assets into a new John Hancock account through the John Hancock PFS Group, including subsequent investments into such accounts, and that are held directly at John Hancock funds or at the John Hancock PFS Financial Center
●
A member of a class action lawsuit against insurance companies who is investing settlement proceeds
To utilize a waiver, you must contact your financial professional or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus). Please note, these waivers are distinct from those described in Appendix 1, “Intermediary sales charge waivers.”
Other waivers
Front-end sales charges and CDSCs are not imposed in connection with the following transactions:
●
Exchanges from one John Hancock fund to the same class of any other John Hancock fund (see “Transaction policies” in this prospectus for additional details)
●
Dividend reinvestments (see “Dividends and account policies” in this prospectus for additional details)
●
In addition, the availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 - Intermediary sales charge waivers, which includes information about specific sales charge waivers applicable to the intermediaries identified therein). In all instances, it is the purchaser’s responsibility to notify the fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from the fund or through another intermediary to receive these waivers or discounts.
Opening an account

1
Read this prospectus carefully.
2
Determine if you are eligible by referring to “Choosing an eligible share class.”
3
Determine how much you want to invest. The minimum initial investments for Class A, Class C, Class I, and Class R6 shares are described below. There are no subsequent minimum investment requirements for these share classes.
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Your account
Share Class	Minimum initial investment
Class A and Class C
$1,000 ($250 for group investments). However, there is
no minimum initial investment for certain group
retirement plans using salary deduction or similar group
methods of payment, for fee-based or wrap accounts of
selling firms that have executed a fee-based or wrap
agreement with the distributor, or for certain other
eligible investment product platforms.

Class I
$250,000. However, the minimum initial investment
requirement may be waived, at the fund’s sole discretion,
for investors in certain fee-based, wrap, or other
investment platform programs, or in certain brokerage
platforms where the intermediary is acting solely as an
agent for the investor. The fund also may waive the
minimum initial investment for other categories of
investors at its discretion, including for Trustees,
employees of the advisor or its affiliates, employees of
the subadvisor, members of the fund’s portfolio
management team and the spouses and children (under
age 21) of the aforementioned.

Class R6
$1 million. However, there is no minimum initial
investment requirement for: (i) qualified and
nonqualified plan investors; (ii) certain eligible qualifying investment product platforms; or (iii) Trustees,
employees of the advisor or its affiliates, employees of
the subadvisor, members of the fund’s portfolio
management team and the spouses and children (under
age 21) of the aforementioned.

4
All shareholders must complete the account application, carefully following the instructions. If you have any questions, please contact your financial professional or call Signature Services at 800-225-5291 for Class A and Class C shares or 888-972-8696 for Class I and Class R6 shares.
5
For Class A and Class C shares, complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.
6
Make your initial investment using the instructions under “Buying shares.” You and your financial professional can initiate any purchase, exchange, or sale of shares.
Important information about opening a new account
To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act) requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.
For individual investors opening an account. When you open an account, you will be asked for your name, residential address, date of birth, and Social Security number.
For investors other than individuals. When you open an account, you will be asked for the name of the entity, its principal place of business, and taxpayer identification number (TIN), and you may be requested to provide information on persons with authority or control over the account, including, but not limited to, name, residential address, date of birth, and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments, or partnership agreements, and other information that will help Signature Services identify the entity. Please see the mutual fund account application for more details.
Information for plan participants

Plan participants generally must contact their plan service provider to purchase, redeem, or exchange shares. The administrator of a retirement plan or employee benefits office can provide participants with detailed information on how to participate in the plan, elect a fund as an investment option, elect different investment options, alter the amounts contributed to the plan, or change allocations among investment options. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan.
Financial service firms may provide some of the shareholder servicing and account maintenance services required by retirement plan accounts and their plan participants, including transfers of registration, dividend payee changes, and generation of confirmation statements, and may arrange for plan administrators to provide other investment or administrative services. Financial service firms may charge retirement plans and plan participants transaction fees and/or other additional amounts for such services. Similarly, retirement plans may charge plan participants for certain expenses. These fees and additional amounts could reduce an investment return in the fund.
24

Your account
Buying shares

Class A and Class C shares
Opening an account	Adding to an account
By check
●Make out a check for the investment amount, payable to “John Hancock
Signature Services, Inc.”
●Deliver the check and your completed application to your financial professional or mail them to Signature Services (address below).

●Make out a check for the investment amount, payable to “John Hancock
Signature Services, Inc.”
●Include a note specifying the fund name, the share class, your account number, and the name(s) in which the account is registered.
●Deliver the check and your investment slip or note to your financial professional, or mail them to Signature Services (address below).

By exchange
●Call your financial professional or Signature Services to request an exchange.	●Log on to the website below to process exchanges between funds. ●Call EASI-Line for automated service. ●Call your financial professional or Signature Services to request an exchange.
By wire
●Deliver your completed application to your financial professional or mail it to Signature Services.
●Obtain your account number by calling your financial professional or
Signature Services.
●Obtain wiring instructions by calling Signature Services.
●Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number, and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

●Obtain wiring instructions by calling Signature Services.
●Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number, and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By internet
●See “By exchange” and “By wire.”
●Verify that your bank or credit union is a member of the Automated
Clearing House (ACH) system.
●Complete the “Bank information” section on your account application.
●Log on to the website below to initiate purchases using your authorized bank account.

By phone
●See “By exchange” and “By wire.”
●Verify that your bank or credit union is a member of the ACH system.
●Complete the “To purchase, exchange, or redeem shares via telephone”
and “Bank information” sections on your account application.
●Call EASI-Line for automated service.
●Call your financial professional or call Signature Services between
8:00 a.m. and 7:00 p.m., Monday–Thursday, and on Friday, between
8:00 a.m. and 6:00 p.m., Eastern time.

To add to an account using the Monthly Automatic Accumulation Program, see “Additional investor services.”

Regular mail	Express delivery	Website	EASI-Line	Signature Services, Inc.
John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407	jhinvestments.com	(24/7 automated service) 800-338-8080	800-225-5291
25

Your account
Buying shares

Class I shares
Opening an account	Adding to an account
By check
●Make out a check for the investment amount, payable to “John Hancock
Signature Services, Inc.”
●Deliver the check and your completed application to your financial professional or mail them to Signature Services (address below).

●Make out a check for the investment amount, payable to “John Hancock
Signature Services, Inc.”
●Include a note specifying the fund name, the share class, your account number, and the name(s) in which the account is registered.
●Deliver the check and your investment slip or note to your financial professional, or mail them to Signature Services (address below).

By exchange
●Call your financial professional or Signature Services to request an exchange.
●Log on to the website below to process exchanges between funds.
●You may exchange Class I shares for other Class I shares or John
Hancock Money Market Fund Class A shares.
●Call your financial professional or Signature Services to request an exchange.

By wire
●Deliver your completed application to your financial professional or mail it to Signature Services.
●Obtain your account number by calling your financial professional or
Signature Services.
●Obtain wiring instructions by calling Signature Services.
●Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number, and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

●Obtain wiring instructions by calling Signature Services.
●Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number, and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By internet
●See “By exchange” and “By wire.”
●Verify that your bank or credit union is a member of the Automated
Clearing House (ACH) system.
●Complete the “Bank information” section on your account application.
●Log on to the website below to initiate purchases using your authorized bank account.

By phone
●See “By exchange” and “By wire.”
●Verify that your bank or credit union is a member of the ACH system.
●Complete the “To purchase, exchange, or redeem shares via telephone”
and “Bank information” sections on your account application.
●Call your financial professional or call Signature Services between
8:30 a.m. and 5:00 p.m., Eastern time, on most business days.

Regular mail	Express delivery	Website	Signature Services, Inc.
John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407	jhinvestments.com	888-972-8696
26

Your account
Buying shares

Class R6 shares
Opening an account	Adding to an account
By check
●Make out a check for the investment amount, payable to “John Hancock
Signature Services, Inc.”
●Deliver the check and your completed application to your financial professional or mail them to Signature Services (address below).

●Make out a check for the investment amount, payable to “John Hancock
Signature Services, Inc.”
●Include a note specifying the fund name, the share class, your account number, and the name(s) in which the account is registered.
●Deliver the check and your investment slip or note to your financial professional, or mail them to Signature Services (address below).

By exchange
●Call your financial professional or Signature Services to request an exchange.
●Log on to the website below to process exchanges between funds.
●You may exchange Class R6 shares for other Class R6 shares or John
Hancock Money Market Fund Class A shares.
●Call your financial professional or Signature Services to request an exchange.

By wire
●Deliver your completed application to your financial professional or mail it to Signature Services.
●Obtain your account number by calling your financial professional or
Signature Services.
●Obtain wiring instructions by calling Signature Services.
●Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number, and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

●Obtain wiring instructions by calling Signature Services.
●Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number, and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By internet
●See “By exchange” and “By wire.”
●Verify that your bank or credit union is a member of the Automated
Clearing House (ACH) system.
●Complete the “Bank information” section on your account application.
●Log on to the website below to initiate purchases using your authorized bank account.

By phone
●See “By exchange” and “By wire.”
●Verify that your bank or credit union is a member of the ACH system.
●Complete the “To purchase, exchange, or redeem shares via telephone”
and “Bank information” sections on your account application.
●Call your financial professional or call Signature Services between
8:30 a.m. and 5:00 p.m., Eastern time, on most business days.

Regular mail	Express delivery	Website	Signature Services, Inc.
John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407	jhinvestments.com	888-972-8696
27

Your account
Selling shares

Class A and Class C shares
To sell some or all of your shares
By letter
●Accounts of any type ●Sales of any amount
●Write a letter of instruction or complete a stock power indicating the fund name, the share class, your account number, the name(s) in which the account is registered, and the dollar value or number of shares you wish to sell.
●Include all signatures and any additional documents that may be required (see the next page).
●Mail the materials to Signature Services (address below).
●A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

By internet
●Most accounts ●Sales of up to $100,000	●Log on to the website below to initiate redemptions from your fund.
By phone
●Most accounts ●Sales of up to $100,000
●Call EASI-Line for automated service.
●Call your financial professional or call Signature Services between
8:00 a.m. and 7:00 p.m., Monday–Thursday, and on Friday, between
8:00 a.m. and 6:00 p.m., Eastern time.

By wire or electronic funds transfer (EFT)
●Requests by letter to sell any amount ●Requests by internet or phone to sell up to $100,000
●To verify that the internet or telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call Signature Services.
●A $4 fee will be deducted from your account. Your bank may also charge a fee for this service.

By exchange
●Accounts of any type ●Sales of any amount
●Obtain a current prospectus for the fund into which you are exchanging by accessing the fund’s website or by calling your financial professional or Signature Services.
●Log on to the website below to process exchanges between your funds.
●Call EASI-Line for automated service.
●Call your financial professional or Signature Services to request an exchange.

To sell shares through a systematic withdrawal plan, see “Additional investor services.”

Regular mail	Express delivery	Website	EASI-Line	Signature Services, Inc.
John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407	jhinvestments.com	(24/7 automated service) 800-338-8080	800-225-5291
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Your account
Selling shares in writing

Class A and Class C shares
In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:
●
your address has been changed within the past 30 days or bank of record has changed within the past 15 days, and you would like the payment to be sent to your new address or bank,
●
you are selling more than $100,000 worth of shares (this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock), or
●
you are requesting payment other than by a check mailed to the address/bank of record and payable to the registered owner(s).
You will need to obtain your signature guarantee from a member of the Medallion Signature Guarantee Program. Most broker-dealers, banks, credit unions, and securities exchanges are members of this program. A notary public CANNOT provide a signature guarantee. Signature Services may make exceptions to any of the signature guarantee requirements.
Seller	Requirements for written requests
Owners of individual, joint, or UGMA/UTMA accounts (custodial accounts for minors)
●Letter of instruction
●On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered
●Medallion signature guarantee, if applicable (see above)

Owners of corporate, sole proprietorship, general partner, or association accounts
●Letter of instruction
●Corporate business/organization resolution, certified within the past
12 months, or a John Hancock business/organization certification form
●On the letter and the resolution, the signature of the person(s)
authorized to sign for the account
●Medallion signature guarantee, if applicable (see above)

Owners or trustees of trust accounts
●Letter of instruction
●On the letter, the signature(s) of the trustee(s)
●Copy of the trust document, certified within the past 12 months, or a
John Hancock trust certification form
●Medallion signature guarantee, if applicable (see above)

Joint tenancy shareholders with rights of survivorship with deceased co-tenant(s)	●Letter of instruction signed by surviving tenant(s) ●Copy of the death certificate ●Medallion signature guarantee, if applicable (see above) ●Inheritance tax waiver, if applicable
Executors of shareholder estates
●Letter of instruction signed by the executor
●Copy of the order appointing executor, certified within the past
12 months
●Medallion signature guarantee, if applicable (see above)
●Inheritance tax waiver, if applicable

Administrators, conservators, guardians, and other sellers, or account types not listed above	●Call Signature Services for instructions

Regular mail	Express delivery	Website	EASI-Line	Signature Services, Inc.
John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407	jhinvestments.com	(24/7 automated service) 800-338-8080	800-225-5291
29

Your account
Selling shares

Class I shares
To sell some or all of your shares
By letter
●Sales of any amount
●Write a letter of instruction or complete a stock power indicating the fund name, the share class, your account number, the name(s) in which the account is registered, and the dollar value or number of shares you wish to sell.
●Include all signatures and any additional documents that may be required (see the next page).
●Mail the materials to Signature Services (address below).
●A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.
●Certain requests will require a Medallion signature guarantee. Please refer to “Selling shares in writing” on the next page.

By internet
●Most accounts ●Sales of up to $100,000	●Log on to the website below to initiate redemptions from your fund.
By phone
Amounts up to $100,000:
●Redemption proceeds of up to $100,000 may be sent by wire or by check. A check will be mailed to the exact name(s) and address on the account.
●To place your request with a representative at John Hancock, call
Signature Services between 8:30 a.m. and 5:00 p.m., Eastern time, on most business days, or contact your financial professional.
●Redemption proceeds exceeding $100,000 will be wired to your designated bank account, unless a Medallion signature guaranteed letter is provided requesting payment by check. Please refer to “Selling shares in writing.”

●Most accounts
Amounts up to $5 million:
●Available to the following types of accounts: custodial accounts held by banks, trust companies, or broker-dealers; endowments and
foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans, and all John Hancock custodial retirement accounts)

By wire or electronic funds transfer (EFT)
●Requests by letter to sell any amount ●Qualified requests by phone to sell to $5 million (accounts with telephone redemption privileges)
●To verify that the telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call
Signature Services.
●Amounts up to $100,000 may be sent by EFT or by check. Your bank may charge a fee for this service.
●Amounts of $5 million or more will be sent by wire.

By exchange
●Sales of any amount
●Obtain a current prospectus for the fund into which you are exchanging by accessing the fund’s website, or by calling your financial professional or Signature Services.
●You may only exchange Class I shares for other Class I shares or John
Hancock Money Market Fund Class A shares.
●Call your financial professional or Signature Services to request an exchange.

Regular mail	Express delivery	Website	Signature Services, Inc.
John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407	jhinvestments.com	888-972-8696
30

Your account
Selling shares in writing

Class I shares
In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:
●
your address has been changed within the past 30 days or bank of record has changed within the past 15 days, and you would like the payment to be sent to your new address or bank;
●
you are selling more than $100,000 worth of shares and are requesting payment by check (this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock);
●
you are selling more than $5 million worth of shares from the following types of accounts: custodial accounts held by banks, trust companies, or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans, and all John Hancock custodial retirement accounts); or
●
you are requesting payment other than by a check mailed to the address/bank of record and payable to the registered owner(s).
You will need to obtain your signature guarantee from a member of the Medallion Signature Guarantee Program. Most broker-dealers, banks, credit unions, and securities exchanges are members of this program. A notary public CANNOT provide a signature guarantee. Signature Services may make exceptions to any of the signature guarantee requirements.
Seller	Requirements for written requests
Owners of individual, joint, or UGMA/UTMA accounts (custodial accounts for minors)
●Letter of instruction
●On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered
●Medallion signature guarantee, if applicable (see above)

Owners of corporate, sole proprietorship, general partner, or association accounts
●Letter of instruction
●Corporate business/organization resolution, certified within the past
12 months, or a John Hancock business/organization certification form
●On the letter and the resolution, the signature of the person(s)
authorized to sign for the account
●Medallion signature guarantee, if applicable (see above)

Owners or trustees of trust accounts
●Letter of instruction
●On the letter, the signature(s) of the trustee(s)
●Copy of the trust document, certified within the past 12 months, or a
John Hancock trust certification form
●Medallion signature guarantee, if applicable (see above)

Joint tenancy shareholders with rights of survivorship with deceased co-tenant(s)	●Letter of instruction signed by surviving tenant(s) ●Copy of the death certificate ●Medallion signature guarantee, if applicable (see above) ●Inheritance tax waiver, if applicable
Executors of shareholder estates
●Letter of instruction signed by the executor
●Copy of the order appointing executor, certified within the past
12 months
●Medallion signature guarantee, if applicable (see above)
●Inheritance tax waiver, if applicable

Administrators, conservators, guardians, and other sellers, or account types not listed above	●Call Signature Services for instructions

Regular mail	Express delivery	Website	Signature Services, Inc.
John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407	jhinvestments.com	888-972-8696
31

Your account
Selling shares

Class R6 shares
To sell some or all of your shares
By letter
●Sales of any amount
●Write a letter of instruction or complete a stock power indicating the fund name, the share class, your account number, the name(s) in which the account is registered, and the dollar value or number of shares you wish to sell.
●Include all signatures and any additional documents that may be required (see the next page).
●Mail the materials to Signature Services (address below).
●A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.
●Certain requests will require a Medallion signature guarantee. Please refer to “Selling shares in writing” on the next page.

By internet
●Most accounts ●Sales of up to $100,000	●Log on to the website below to initiate redemptions from your fund.
By phone
Amounts up to $5 million:
●Available to the following types of accounts: custodial accounts held by banks, trust companies, or broker-dealers; endowments and
foundations; corporate accounts; and group retirement plans

●Redemption proceeds of up to $100,000 may be sent by wire or by check. A check will be mailed to the exact name(s) and address on the account.
●To place your request with a representative at John Hancock, call
Signature Services between 8:30 a.m. and 5:00 p.m., Eastern time, on most business days, or your financial professional.
●Redemption proceeds exceeding $100,000 will be wired to your designated bank account, unless a Medallion signature guaranteed letter is provided requesting payment by check. Please refer to “Selling shares in writing.”

By wire or electronic funds transfer (EFT)
●Requests by letter to sell any amount ●Qualified requests by phone to sell to $5 million (accounts with telephone redemption privileges)
●To verify that the telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call
Signature Services.
●Amounts of $5 million or more will be sent by wire.
●Amounts up to $100,000 may be sent by EFT or by check. Your bank may charge a fee for this service.

By exchange
●Sales of any amount
●Obtain a current prospectus for the fund into which you are exchanging by accessing the fund’s website, or by calling your financial professional or Signature Services.
●You may only exchange Class R6 shares for other Class R6 shares or
John Hancock Money Market Fund Class A shares.
●Call your financial professional or Signature Services to request an exchange.

Regular mail	Express delivery	Website	Signature Services, Inc.
John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407	jhinvestments.com	888-972-8696
32

Your account
Selling shares in writing

Class R6 shares
In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:
●
your address has been changed within the past 30 days or bank of record has changed within the past 15 days, and you would like the payment to be sent to your new address or bank;
●
you are selling more than $100,000 worth of shares and are requesting payment by check (this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock);
●
you are selling more than $5 million worth of shares from the following types of accounts: custodial accounts held by banks, trust companies, or broker-dealers; endowments and foundations; corporate accounts; and group retirement plans; or
●
you are requesting payment other than by a check mailed to the address/bank of record and payable to the registered owner(s).
You will need to obtain your signature guarantee from a member of the Medallion Signature Guarantee Program. Most broker-dealers, banks, credit unions, and securities exchanges are members of this program. A notary public CANNOT provide a signature guarantee. Signature Services may make exceptions to any of the signature guarantee requirements.
Seller	Requirements for written requests
Owners of individual, joint, or UGMA/UTMA accounts (custodial accounts for minors)
●Letter of instruction
●On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered
●Medallion signature guarantee, if applicable (see above)

Owners of corporate, sole proprietorship, general partner, or association accounts
●Letter of instruction
●Corporate business/organization resolution, certified within the past
12 months, or a John Hancock business/organization certification form
●On the letter and the resolution, the signature of the person(s)
authorized to sign for the account
●Medallion signature guarantee, if applicable (see above)

Owners or trustees of trust accounts
●Letter of instruction
●On the letter, the signature(s) of the trustee(s)
●Copy of the trust document, certified within the past 12 months, or a
John Hancock trust certification form
●Medallion signature guarantee, if applicable (see above)

Joint tenancy shareholders with rights of survivorship with deceased co-tenant(s)	●Letter of instruction signed by surviving tenant(s) ●Copy of the death certificate ●Medallion signature guarantee, if applicable (see above) ●Inheritance tax waiver, if applicable
Executors of shareholder estates
●Letter of instruction signed by the executor
●Copy of the order appointing executor, certified within the past
12 months
●Medallion signature guarantee, if applicable (see above)
●Inheritance tax waiver, if applicable

Administrators, conservators, guardians, and other sellers, or account types not listed above	●Call Signature Services for instructions

Regular mail	Express delivery	Website	Signature Services, Inc.
John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407	jhinvestments.com	888-972-8696
33

Your account
Transaction policies

Valuation of shares
The net asset value (NAV) for each class of shares of the fund is normally determined once daily as of the close of regular trading on the New York Stock Exchange (NYSE) (typically 4:00 p.m., Eastern time, on each business day that the NYSE is open). In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the NAV may be determined as of the regularly scheduled close of the NYSE pursuant to the advisor’s Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations. On holidays or other days when the NYSE is closed, the NAV is not calculated and the fund does not transact purchase or redemption requests. Trading of securities that are primarily listed on foreign exchanges may take place on weekends and U.S. business holidays on which the fund’s NAV is not calculated. Consequently, the fund’s portfolio securities may trade and the NAV of the fund’s shares may be significantly affected on days when a shareholder will not be able to purchase or redeem shares of the fund.
Each class of shares of the fund has its own NAV, which is computed by dividing the total assets, minus liabilities, allocated to each share class by the number of fund shares outstanding for that class. The current NAV of the fund is available on our website at jhinvestments.com.
Valuation of securities
The Board has designated the fund’s advisor as the valuation designee to perform fair value functions for the fund in accordance with the advisor’s valuation policies and procedures. As valuation designee, the advisor will determine the fair value, in good faith, of securities and other assets held by the fund for which market quotations are not readily available and, among other things, will assess and manage material risks associated with fair value determinations, select, apply and test fair value methodologies, and oversee and evaluate pricing services and other valuation agents used in valuing the fund’s investments. The advisor is subject to Board oversight and reports to the Board information regarding the fair valuation process and related material matters. The advisor carries out its responsibilities as valuation designee through its Pricing Committee.
Portfolio securities are valued by various methods that are generally described below. Portfolio securities also may be fair valued by the advisor’s Pricing Committee in certain instances pursuant to procedures established by the advisor and adopted by the Board of Trustees. Equity securities are generally valued at the last sale price or, for certain markets, the official closing price as of the close of the relevant exchange. Securities not traded on a particular day are valued using last available bid prices. A security that is listed or traded on more than one exchange is typically valued at the price on the exchange where the security was acquired or most likely will be sold. In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market. Equity securities traded principally in foreign markets are typically valued using the last sale price or official closing price in the relevant exchange or market, as adjusted by an independent pricing vendor to reflect fair value as of the close of the NYSE. On any day a foreign market is closed and the NYSE is open, any foreign securities will typically be valued using the last price or official closing price obtained from the relevant exchange on the prior business day adjusted based on information provided by an independent pricing vendor to reflect fair value as of the close of the NYSE. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. The value of securities denominated in foreign currencies is converted into U.S. dollars at the exchange rate supplied by an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price, while other futures contracts are typically valued at the last traded price on the exchange on which they trade as of the close of the NYSE. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of the close of the NYSE, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps and unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Shares of other open-end investment companies that are not exchange-traded funds (underlying funds) are valued based on the NAVs of such underlying funds.
Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, broker-dealer quotations, credit quality information, general market conditions, news, and other factors and assumptions. The fund may receive different prices when it sells odd-lot positions than it would receive for sales of institutional round lot positions. Pricing vendors generally value securities assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes.
The Pricing Committee engages in oversight activities with respect to pricing vendors, which includes, among other things, monitoring significant or unusual price fluctuations above predetermined tolerance levels from the prior day, back-testing of pricing vendor prices against actual trades, conducting periodic due diligence meetings and reviews, and periodically reviewing the inputs, assumptions and methodologies used by these vendors. Nevertheless, market quotations, official closing prices, or information furnished by a pricing vendor could be inaccurate, which could lead to a security being valued incorrectly.
If market quotations, official closing prices, or information furnished by a pricing vendor are not readily available or are otherwise deemed unreliable or not representative of the fair value of such security because of market- or issuer-specific events, a security will be valued at its fair value as determined in good faith by the Board’s valuation designee, the
34

Your account
advisor. In certain instances, therefore, the Pricing Committee may determine that a reported valuation does not reflect fair value, based on additional information available or other factors, and may accordingly determine in good faith the fair value of the assets, which may differ from the reported valuation.
Fair value pricing of securities is intended to help ensure that a fund’s NAV reflects the fair market value of the fund’s portfolio securities as of the close of regular trading on the NYSE (as opposed to a value that no longer reflects market value as of such close), thus limiting the opportunity for aggressive traders or market timers to purchase shares of the fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain, thereby diluting the interests of long-term shareholders. However, a security’s valuation may differ depending on the method used for determining value, and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.
The use of fair value pricing has the effect of valuing a security based upon the price the fund might reasonably expect to receive if it sold that security in an orderly transaction between market participants, but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty and subjective nature of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a readily available market price for the investment existed and these differences could be material.
Regarding the fund’s investment in an underlying fund that is not an ETF, which (as noted above) is valued at such underlying fund’s NAV, the prospectus for such underlying fund explains the circumstances and effects of fair value pricing for that underlying fund.
Buy and sell prices
When you buy shares, you pay the NAV, plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV, minus any applicable deferred sales charges.
Execution of requests
The fund is open for business when the NYSE is open, typically 9:30 a.m. to 4:00 p.m. Eastern time, Monday through Friday. A purchase or redemption order received in good order by the fund prior to the close of regular trading on the NYSE, on a day the fund is open for business, will be effected at that day’s NAV. An order received in good order after the fund close will generally be effected at the NAV determined on the next business day. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the time until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations. This may result in the fund closing for business prior to the time at which the fund’s NAV is determined. In this case, orders submitted after the fund closing may receive the NAV determined on the next business day.
At times of peak activity, it may be difficult to place requests by telephone, if available for your share class. During these times, consider using EASI-Line (if available for your share class), accessing jhinvestments.com, or sending your request in writing.
The fund typically expects to mail or wire redemption proceeds between 1 and 3 business days following the receipt of the shareholder’s redemption request. Processing time is not dependent on the chosen delivery method. In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.
Under normal market conditions, the fund typically expects to meet redemption requests through holdings of cash or cash equivalents or through sales of portfolio securities, and may access other available liquidity facilities. In unusual or stressed market conditions, such as, for example, during a period of time in which a foreign securities exchange is closed, in addition to the methods used in normal market conditions, the fund may meet redemption requests through the use of its line of credit, interfund lending facility, redemptions in kind, or such other liquidity means or facilities as the fund may have in place from time to time.
Telephone transactions
For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts in which (i) the mailing address has changed within the past 30 days and you would like the payment sent to your new address; or (ii) the bank of record has changed within the past 15 days and you would like the payment sent to your new bank.
Exchanges and conversions
You may exchange Class A or Class C shares of one John Hancock fund for shares of the same class of any other John Hancock fund that is then offering that class, generally without paying any sales charges, if applicable.
You may exchange Class I or Class R6 shares of one John Hancock fund for shares of the same class of any other John Hancock fund or for John Hancock Money Market Fund Class A shares.
The registration for both accounts involved in an exchange must be identical.
Note: Once exchanged into John Hancock Money Market Fund Class A shares, shares may only be exchanged back into the original class from which the shares were exchanged.
As applicable, shares acquired in an exchange will be subject to the CDSC rate and holding schedule of the fund in which such shares were originally purchased if and when such shares are redeemed. For purposes of determining the holding period for calculating the CDSC, shares will continue to age from their original purchase date.
Provided the fund’s eligibility requirements are met, and to the extent the referenced share class is offered by the fund, an investor in the fund pursuant to a fee-based, wrap, or other investment platform program of certain firms, as determined by the fund, may be afforded an opportunity to make a conversion of (i) Class A shares and/or Class C shares (not subject to a CDSC) also owned by the investor in the same fund to Class I shares or Class R6 shares of that fund; or (ii) Class I shares also owned by the investor to Class R6 shares of the same fund. Investors that no longer participate in a fee-based, wrap, or other investment platform program of
35

Your account
certain firms may be afforded an opportunity to make a conversion to Class A shares of the same fund. Class C shares may be converted to Class A at the request of the applicable financial intermediary after the expiration of the CDSC period, provided that the financial intermediary through which a shareholder purchased or holds Class C shares has records verifying that the Class C share CDSC period has expired and the position is held in an omnibus or dealer-controlled account. The fund may in its sole discretion permit a conversion of one share class to another share class of the same fund in certain circumstances other than those described above.
In addition, Trustees, employees of the advisor or its affiliates, employees of the subadvisor, members of the fund’s portfolio management team and the spouses and children (under age 21) of the aforementioned, may make a conversion of Class A or Class I shares also owned by the investor in the same fund to Class R6 shares. If Class R6 shares are unavailable, such investors may make a conversion of Class A shares in the same fund to Class I shares.
The conversion of one share class to another share class of the same fund in these particular circumstances should not cause the investor to realize taxable gain or loss. For further details, see “Additional information concerning taxes” in the SAI for information regarding taxation upon the redemption or exchange of shares of the fund (see the back cover of this prospectus).
The fund may change or cancel its exchange policies at any time, upon 60 days’ written notice to its shareholders. For further details, see “Additional services and programs” in the SAI (see the back cover of this prospectus).
Excessive trading
The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in market timing or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.
Right to reject or restrict purchase and exchange orders
Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject, or cancel (with respect to cancellations within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may, in its discretion, restrict, reject, or cancel a purchase or exchange order even if the transaction is not subject to a specific limitation on exchange activity, as described below, if the fund or its agent determines that accepting the order could interfere with the efficient management of the fund’s portfolio, or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.
Exchange limitation policies
The Board of Trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.
Limitation on exchange activity
The fund or its agent may reject or cancel a purchase order, suspend or terminate the exchange privilege, or terminate the ability of an investor to invest in John Hancock funds if the fund or its agent determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund or its agent cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund or its agent may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.
Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations, or U.S. Department of Labor regulations. Certain automated or preestablished exchange, asset allocation, and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.
These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts, and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control, or influence.
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Limitation on the ability to detect and curtail excessive trading practices
Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of the fund to prevent excessive trading, there is no guarantee that the fund or its agent will be able to identify such shareholders or curtail their trading practices. The ability of the fund and its agent to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial advisor, broker, retirement plan administrator, or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries, such as financial advisors, brokers, retirement plan administrators, or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information-sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.
Excessive trading risk
To the extent that the fund or its agent is unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund’s portfolio and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit, and engaging in increased portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.
While excessive trading can potentially occur in the fund, certain types of funds are more likely than others to be targets of excessive trading. For example:
●
A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries that may trade infrequently or are fair valued as discussed under “Valuation of securities” entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).
●
A fund that invests a material portion of its assets in securities of foreign issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.
●
A fund that invests a significant portion of its assets in below-investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed under “Valuation of securities” incurs a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).
Any frequent trading strategies may interfere with efficient management of a fund’s portfolio and raise costs. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers, or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.
Account information
The fund is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth, and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, the fund may close your account, redeem your shares at the next NAV, minus any applicable sales charges, and take any other steps that it deems reasonable.
Certificated shares
The fund does not issue share certificates. Shares are electronically recorded.
Sales in advance of purchase payments
When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to 10 business days after the purchase.
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Dividends and account policies

Account statements
For Class A and Class C shares, in general, you will receive account statements as follows:
●
after every transaction (except a dividend reinvestment, automatic investment, or systematic withdrawal) that affects your account balance
●
after any changes of name or address of the registered owner(s)
●
in all other circumstances, every quarter
For Class I and Class R6 shares, in general, you will receive account statements as follows:
●
after every transaction (except a dividend reinvestment) that affects your account balance
●
after any changes of name or address of the registered owner(s)
●
in all other circumstances, every quarter
Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by February 15.
Dividends
The fund generally declares dividends daily and pays them monthly. Most of the fund’s dividends are income dividends. Your dividends begin accruing the day after the fund receives payment and continue through the day your shares are actually sold. Capital gains, if any, are typically distributed at least annually, typically after the end of the fund’s fiscal year.
Dividend reinvestments
Most investors have their dividends reinvested in additional shares of the same class of the same fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested. Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.
Taxability of dividends
The fund intends to meet certain federal tax requirements so that distributions of the tax-exempt interest it earns may be treated as “exempt-interest dividends.” However, any portion of exempt-interest dividends attributable to interest on private activity bonds may increase certain shareholders’ alternative minimum tax. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December. The fund’s dividends are generally not exempt from state and local income taxes.
The Form 1099 that is mailed to you every February, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.
Returns of capital
If the fund’s distributions exceed its taxable and tax-exempt interest income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.
Taxability of transactions
Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.
Small accounts
If the value of your account of Class A or Class C shares is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, the fund may close out your account and mail you the proceeds. Alternatively, the fund may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason.
Additional investor services

Monthly Automatic Accumulation Program (MAAP)
MAAP lets you set up regular investments from paychecks or bank accounts to the John Hancock fund(s) to purchase Class A and Class C shares. Investors determine the frequency and amount of investments ($25 minimum per month), and they can terminate the program at any time. To establish, you must satisfy the minimum initial investment requirements specified in the section “Opening an account” and complete the appropriate parts of the account application.
Systematic withdrawal plan
This plan may be used for routine bill payments or periodic withdrawals from your account of Class A and Class C shares. To establish:
●
Make sure you have at least $5,000 worth of shares in your account.
●
Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you because of sales charges).
●
Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.
●
Determine the schedule: monthly, quarterly, semiannually, annually, or in certain selected months.
●
Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial professional or Signature Services.
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Retirement plans
John Hancock funds offer a range of retirement plans, including Traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans, and SEPs. Using these plans, you can invest in any John Hancock fund. To find out more, call Signature Services at 800-225-5291.
John Hancock does not accept requests to establish new John Hancock custodial 403(b)(7) accounts, does not accept requests for exchanges or transfers into your existing John Hancock custodial 403(b)(7) accounts, and requires additional disclosure documentation if you direct John Hancock to exchange or transfer some or all of your John Hancock custodial 403(b)(7) account assets to another 403(b)(7) contract or account. In addition, the fund no longer accepts salary deferrals into 403(b)(7) accounts. Please refer to the SAI for more information regarding these restrictions.
Disclosure of fund holdings
The following information for the fund is posted on the website, jhinvestments.com, generally on the fifth business day after month end: top 10 holdings; top 10 sector analysis; total return/yield; top 10 countries; average quality/maturity; beta/alpha; and top 10 portfolio composition. All of the holdings of the fund will be posted to the website no earlier than 15 days after each calendar month end, and will remain posted on the website for six months. All of the fund’s holdings as of the end of the third month of every fiscal quarter will be disclosed on Form N-PORT within 60 days of the end of the fiscal quarter. All of the fund’s holdings as of the end of the second and fourth fiscal quarters will be disclosed on Form N-CSR within 70 days of the end of such fiscal quarters. A description of the fund’s policies and procedures with respect to the disclosure of its portfolio securities is available in the SAI.
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Appendix 1 - Intermediary sales charge waivers

Intermediary sales charge waivers
Merrill Lynch, Pierce, Fenner & Smith Incorporated (Merrill)
Effective March 1, 2024, purchases or sales of front-end (i.e., Class A) or level-load (i.e., Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this fund’s prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.
It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.
Additional information on waivers and discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement“) and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.
Front-end Load Waivers Available at Merrill
●
Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
●
Shares purchased through a Merrill investment advisory program
●
Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account
●
Shares purchased through the Merrill Edge Self-Directed platform
●
Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account
●
Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement
●
Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement)
●
Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g. the fund’s officers or trustees)
●
Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement
CDSC Waivers on Front-end, Back-end, and Level Load Shares Available at Merrill
●
Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22(e)(3))
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Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement Return of excess contributions from an Individual Retirement Account (IRA)
●
Shares sold due to return of excess contributions from an IRA account
●
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation Shares acquired through NAV reinstatement
●
Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g. traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund
Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent
●
Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement
●
Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household
●
Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement
Ameriprise Financial Services, Inc. (Ameriprise Financial)
The following information applies to Class A shares purchases if you have an account with or otherwise purchase fund shares through Ameriprise Financial:
Effective January 15, 2021, shareholders purchasing fund shares through an Ameriprise Financial retail brokerage account are eligible for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI:
Class A Shares Front-End Sales Charge Waivers Available at Ameriprise Financial
●
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs
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●
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family)
●
Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply
●
Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members
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Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant
●
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement)
In addition, shareholders purchasing fund shares that are available through an Ameriprise Financial Advisory account are eligible for front-end sales charge waivers, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.
Morgan Stanley Smith Barney (Morgan Stanley)
Effective July 1, 2018, shareholders purchasing fund shares through a Morgan Stanley Wealth Management transactional brokerage account which is not held directly at the fund are eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this fund’s Prospectus or SAI:
Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management
●
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
●
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules
●
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund
●
Shares purchased through a Morgan Stanley self-directed brokerage account
●
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund by Morgan Stanley Wealth Management pursuant to its share class conversion program
●
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge
Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each entity’s affiliates (Raymond James)
Effective March 1, 2019, shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.
Front-end sales load waivers on Class A shares available at Raymond James
●
Shares purchased in an investment advisory program
●
Shares purchased within the same fund family through a systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund
●
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James
●
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)
●
A shareholder in the fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James
CDSC Waivers on Class A and Class C shares available at Raymond James
●
Death or disability of the shareholder
●
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus
●
Return of excess contributions from an IRA Account
●
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus
●
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James
●
Shares acquired through a right of reinstatement
Front-end load discounts available at Raymond James: breakpoints, and/or rights of accumulation, and/or letters of intent
●
Breakpoints as described in the fund’s prospectus
●
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated
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holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial professional about such assets
●
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial professional about such assets
Janney Montgomery Scott LLC (Janney)
Effective May 1, 2020, if you purchase fund shares through a Janney brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (CDSC), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.
Front-end sales charge* waivers on Class A shares available at Janney
●
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
●
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney
●
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement)
●
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
●
Shares acquired through a right of reinstatement
●
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures
CDSC waivers on Class A and Class C shares available at Janney
●
Shares sold upon the death or disability of the shareholder
●
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus
●
Shares purchased in connection with a return of excess contributions from an IRA account
●
Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations
●
Shares sold to pay Janney fees but only if the transaction is initiated by Janney
●
Shares acquired through a right of reinstatement
●
Shares exchanged into the same share class of a different fund
Front-end sales charge* discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent
●
Breakpoints as described in the fund’s prospectus
●
Rights of accumulation (ROA), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial professional about such assets
●
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial professional about such assets
*Also referred to as an “initial sales charge.”
Edward D. Jones & Co., L.P. (Edward Jones)
Effective on or after September 3, 2024, the following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the mutual fund prospectus or statement of additional information (SAI) or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of John Hancock Investment Management, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
Breakpoints
●
Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.
Rights of Accumulation (ROA)
●
The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of John Hancock Investment Management held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (”pricing groups“). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
●
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
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ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
Letter of Intent (LOI)
●
Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.
Sales Charge Waivers
Sales charges are waived for the following shareholders and in the following situations:
●
Associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones’ policies and procedures.
●
Shares purchased in an Edward Jones fee-based program.
●
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
●
Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made from a share class that charges a front load and one of the following (Right of Reinstatement):
●
The redemption and repurchase occur in the same account.
●
The redemption proceeds are used to process an: IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA.
The Right of Reinstatement excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.
●
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
●
Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
●
Purchases of Class 529-A shares through a rollover from either another education savings plan or a security used for qualified distributions.
●
Purchases of Class 529-A shares made for recontribution of refunded amounts.
CDSC Waivers on Class A and Class C shares available at Edward Jones
If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:
●
The death or disability of the shareholder.
●
Systematic withdrawals with up to 10% per year of the account value.
●
Return of excess contributions from an Individual Retirement Account (IRA).
●
Shares redeemed as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
●
Shares redeemed to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
●
Shares exchanged in an Edward Jones fee-based program.
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Shares acquired through NAV reinstatement.
●
Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.
Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts
●
Initial purchase minimum: $250
●
Subsequent purchase minimum: none
Minimum Balances
●
Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
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A fee-based account held on an Edward Jones platform
●
A 529 account held on an Edward Jones platform
●
An account with an active systematic investment plan or LOI
Exchanging Share Classes
●
At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder’s holdings in a fund to Class A shares of the same fund.
Robert W. Baird & Co. (Baird)
Effective June 15, 2020, shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred sales charge (CDSC) waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.
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Front-End Sales Charge Waivers on Class A shares Available at Baird
●
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund
●
Shares purchased by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird
●
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement)
●
Class C shares will be converted at net asset value to Class A shares of the same fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird
●
Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs
CDSC Waivers on Class A and Class C shares Available at Baird
●
Shares sold due to death or disability of the shareholder
●
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus
●
Shares bought due to returns of excess contributions from an IRA Account
●
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus
●
Shares sold to pay Baird fees but only if the transaction is initiated by Baird
●
Shares acquired through a right of reinstatement
Front-End Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulations
●
Breakpoints as described in this prospectus
●
Rights of accumulations which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holdings of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial advisor about such assets
●
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases within the fund family through Baird, over a 13-month period of time
Stifel, Nicolaus & Company, Incorporated (Stifel)
Effective July 1, 2020, shareholders purchasing fund shares through a Stifel platform or account or who own shares for which Stifel or an affiliate is the broker-dealer of record are eligible for the following additional sales charge waiver.
Front-end Sales Load Waiver on Class A Shares
●
Class C shares that have been held for more than seven (7) years converted to Class A shares of the same fund pursuant to Stifel’s policies and procedures.
All other sales charge waivers and reductions described elsewhere in the fund’s prospectus or SAI still apply.
J.P. MORGAN SECURITIES LLC
Effective October 1, 2023, if you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred sales charge (CDSC), or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or Statement of Additional Information (SAI).
Front-end sales charge waivers on Class A shares available at J.P. Morgan Securities LLC
●
Shares exchanged from Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.
●
Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.
●
Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.
●
Shares purchased through rights of reinstatement.
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Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
●
Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.
Class C to Class A share conversion
●
A shareholder in the fund’s Class C shares will have their shares converted by J.P. Morgan Securities LLC to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.
CDSC waivers on Class A and C shares available at J.P. Morgan Securities LLC
●
Shares sold upon the death or disability of the shareholder.
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Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
●
Shares purchased in connection with a return of excess contributions from an IRA account.
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Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.
●
Shares acquired through a right of reinstatement.
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Your account
Front-end load discounts available at J.P. Morgan Securities LLC: breakpoints, rights of accumulation & letters of intent
●
Breakpoints as described in the prospectus.
●
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.
●
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).
All other sales charge waivers and reductions described elsewhere in each fund’s prospectus or SAI still apply.
45

For more information
The following documents are available that offer further information on the fund:
Annual/semiannual reports to shareholders
Additional information about the fund’s investments is available in the fund’s annual and semiannual reports to shareholders and in Form N-CSR. In the fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. In Form N-CSR, you will find the fund's annual and semiannual financial statements.
Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the fund and includes a summary of the fund’s policy regarding disclosure of its portfolio holdings, as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.
To obtain a free copy of these documents or request other information
There are several ways you can get a current annual/semiannual report, Form N-CSR, other information such as fund financial statements that the fund files on Form N-CSR, prospectus, or SAI from John Hancock, request other information, or make inquiries:
Online: jhinvestments.com
By mail:
John Hancock Signature Services, Inc.
P.O. Box 219909
Kansas City, MO 64121-9909
By EASI-Line: 800-338-8080 for Class A and Class C shares
By phone: 800-225-5291 for Class A and Class C shares; 888-972-8696 for Class I and Class R6 shares
By TTY: 888-999-4721 for Class A, Class C, Class I, and Class R6 shares
You can also view or obtain copies of these documents through the SEC:
Online: sec.gov
By email (duplicating fee required): publicinfo@sec.gov

© 2024 John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116
800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.

SEC file number: 811-05968
590PN 10/1/24 (as revised 10/4/24)

Prospectus
John Hancock
Municipal Opportunities Fund
Fixed income
October 1, 2024 (as revised October 4, 2024)
A	C	I	R6
TAMBX	TBMBX	JTBDX	JTMRX
As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund summary

The summary section is a concise look at the investment objective, fees and expenses, principal investment strategies, principal risks, past performance, and investment management.

John Hancock Municipal Opportunities Fund	1
Fund details

More about topics covered in the summary section, including descriptions of the investment strategies and various risk factors that investors should understand before investing.

Principal investment strategies	6

Principal risks of investing	6

Who’s who	14

Financial highlights	16
Your account

How to place an order to buy, sell, or exchange shares, as well as information about the business policies and any distributions that may be paid.
For more information See back cover

Choosing an eligible share class	19

Class cost structure	20

How sales charges for Class A and Class C shares are calculated	21

Sales charge reductions and waivers	21

Opening an account	23

Information for plan participants	24

Buying shares	25

Selling shares	28

Transaction policies	34

Dividends and account policies	38

Additional investor services	38

Appendix 1 - Intermediary sales charge waivers	40

Fund summary

John Hancock Municipal Opportunities Fund
Investment objective

To seek as high a level of interest income exempt from federal income tax as is consistent with preservation of capital.
Fees and expenses

This table describes the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the John Hancock family of funds. Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or contingent deferred sales charge (CDSC) waivers (See Appendix 1 - Intermediary sales charge waivers, which includes information about specific sales charge waivers applicable to the intermediaries identified therein). More information about these and other discounts is available from your financial professional and beginning on page 21 of the prospectus under “Sales charge reductions and waivers” or page 113 of the fund’s Statement of Additional Information under “Sales Charges on Class A and Class C Shares.”
Shareholder fees (%) (fees paid directly from your investment)	A	C	I	R6
Maximum front-end sales charge (load) on purchases, as a % of purchase price	4.00	None	None	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00	1.00	None	None
	(on certain purchases, including those of $250,000 or more)
Small account fee (for fund account balances under $1,000) ($)	20	20	None	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	A	C	I	R6
Management fee	0.48	0.48	0.48	0.48
Distribution and service (Rule 12b-1) fees	0.25	1.00	0.00	0.00
Other expenses	0.15 [1]	0.15 [1]	0.15 [1]	0.08
Acquired fund fees and expenses	0.01 [2]	0.01 [2]	0.01 [2]	0.01 [2]
Total annual fund operating expenses	0.89 [3]	1.64 [3]	0.64 [3]	0.57 [3]
Contractual expense reimbursement	-0.15 [4,5]	-0.15 [4,5]	-0.05 [4]	-0.05 [4]
Total annual fund operating expenses after expense reimbursements	0.74	1.49	0.59	0.52
1
“Other expenses” have been restated from fiscal year amounts to reflect current fees and expenses.
2
“Acquired fund fees and expenses” are based on indirect net expenses associated with the fund’s investments in underlying investment companies.
3
The “Total annual fund operating expenses” shown may not correlate to the fund’s ratios of expenses to average daily net assets shown in the “Financial highlights” section of the fund’s prospectus, which does not include “Acquired fund fees and expenses.”
4
The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.51% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on September 30, 2025, unless renewed by mutual agreement of the advisor and the fund based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
5
The distributor contractually agrees to limit its Rule 12b-1 fees for Class A and Class C shares to 0.15% and 0.90%, respectively. This agreement expires on September 30, 2025 unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.
1

Fund summary
Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	Shares Sold				Shares Not Sold
Expenses ($)	A	C	I	R6	C
1 year	473	252	60	53	152
3 years	658	503	200	178	503
5 years	859	878	352	313	878
10 years	1,439	1,731	794	709	1,731
Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 50% of the average value of its portfolio.
Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets, plus amounts borrowed for investment purposes, in tax-exempt bonds of any maturity. The fund primarily invests in bonds that are investment grade when purchased, but the fund may also invest up to 35% of its net assets in non-investment grade bonds rated BB or lower by S&P Global Ratings (S&P), Fitch Ratings, Inc. (Fitch Ratings), or Moody’s Investors Service, Inc. (Moody’s), or comparable rating by any nationally recognized statistical ratings organization (NRSRO) or unrated equivalents. The fund may invest in other fixed income securities which include bonds, debt securities and other similar instruments. The fund’s investment policies are based on credit ratings at the time of purchase.
The fund may invest in general obligation bonds, however, in general, the manager favors bonds backed by revenue from a specific public project or facility, such as a power plant (revenue bonds), as they tend to offer higher yields than general obligation bonds. The manager also favors bonds that have limitations on early payoff (call protection), which can help minimize the effect of falling interest rates on the fund’s yield. The manager may implement short-term trading strategies to take advantage of pricing imbalances within the municipal bond market. To the extent that the fund invests in bonds that are subject to the alternative minimum tax (AMT), the income paid by the fund may not be entirely tax-free to all investors. Investments in bonds subject to the AMT will not be counted toward the fund’s 80% investment policy.
The fund may buy bonds of any maturity or duration. The fund may invest heavily in bonds from any given state or region, and may have substantial investments in obligations of certain states and their agencies, instrumentalities, and/or political subdivisions. The fund may engage in derivative transactions that include futures contracts on debt securities and debt securities indexes; options on futures, debt securities, and debt indexes; and inverse floating-rate securities, in each case, for the purposes of reducing risk and/or enhancing investment returns. The fund may also use tender option bond transactions to seek to enhance potential gains. The fund will look through to the underlying municipal bonds held by a tender option bond trust for purposes of the fund’s 80% policy. The fund may leverage its assets through the use of proceeds received as a result of tender option bond transactions. The fund may contribute up to 15% of its holdings in municipal securities to tender option bond transactions.
Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund’s investment strategy may not produce the intended results.
The fund’s main risks are listed below in alphabetical order, not in order of importance. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.
Changing distribution levels risk. The fund may cease or reduce the level of its distribution if income or dividends paid from its investments declines.
Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.
2

Fund summary
Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security’s credit quality may adversely affect fund performance.
Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: futures contracts; inverse floating-rate securities; options on futures; and options. Futures contracts and options generally are subject to counterparty risk.
High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.
Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets. The secondary market for certain tax-exempt securities tends to be less well-developed or liquid than many other securities markets, which may result in increased volatility or liquidity risk.
Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.
Municipal bond risk. The prices of municipal bonds, including general obligation bonds, can decline if the issuer’s credit quality declines. Revenue bond prices can decline if related projects become unprofitable. An insured municipal bond is subject to the risk that the insurer may be unable to pay claims and is not insured with respect to the market value of the obligation. Municipal bond income could become taxable in the future. Investments in bonds subject to the alternative minimum tax may result in tax liability for shareholders.
Operational and cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.
State/region risk. Investing heavily in any one state or region increases exposure to losses in that state or region. Factors that may affect performance include economic or political changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in credit ratings. Puerto Rican municipal obligations, in which the fund may invest, may be subject to further devaluation due to adverse political, economic, and market conditions. Because the fund has substantial investments in obligations of certain states, and their agencies, instrumentalities, and/or political subdivisions, its performance also will be affected by risk factors specific to those states.
Tender option bonds risk. The fund’s participation in tender option bond transactions may increase volatility and/or reduce the fund’s returns. Tender option bond transactions create leverage. Leverage magnifies returns, both positive and negative, and risk by magnifying the volatility of returns. An investment in a tender option bond transaction typically involves greater risk than investing in the underlying municipal fixed rate bonds, including the risk of loss of principal.
Past performance

The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A and
3

Fund summary
Class C), Monday to Thursday, 8:00 a.m.—7:00 p.m., and Friday, 8:00 a.m.—6:00 p.m., Eastern time, or 888-972-8696 (Class I and Class R6) between 8:30 a.m. and 5:00 p.m., Eastern time, on most business days.
A note on performance
Class A, Class I, and Class R6 shares commenced operations on January 5, 1990, February 13, 2017, and August 30, 2017, respectively. Returns shown prior to a class’s commencement date are those of Class A shares, except that they do not include sales charges and would be lower if they did. Returns for Class I shares and Class R6 shares would have been substantially similar to returns of Class A shares because each share class is invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different. To the extent expenses of a class would have been higher than expenses of Class A shares for the periods shown, performance would have been lower.
Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan. After-tax returns for other share classes would vary. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.50% to 4.00%, effective  February 3, 2014.
Calendar year total returns (%)—Class A (sales charges are not reflected in the bar chart and returns would have been lower if they were)

Year-to-date total return through:	Q2 2024	0.91%
Best quarter:	Q4 2023	7.36%
Worst quarter:	Q1 2022	-5.81%

Average annual total returns (%)—as of 12/31/2023	1 year	5 year	10 year
Class A (before tax)	1.98	1.31	2.52
after tax on distributions	1.97	1.28	2.48
after tax on distributions, with sale	2.47	1.68	2.69
Class C	4.46	1.39	2.17
Class I	6.29	2.28	3.05
Class R6	6.31	2.31	3.04
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	6.40	2.25	3.03
Investment management

Investment advisor John Hancock Investment Management LLC
Subadvisor Manulife Investment Management (US) LLC
Portfolio management

The following individuals are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.
Dennis DiCicco	Adam A. Weigold, CFA
Portfolio Manager Managed the fund since 2018	Senior Portfolio Manager, Head of Municipal Bonds Managed the fund since 2021
Purchase and sale of fund shares

The minimum initial investment requirement for Class A and Class C shares is $1,000 ($250 for group investments), except that there is no minimum for certain group retirement plans, certain fee-based or wrap accounts, or certain other eligible investment product platforms. The minimum initial investment requirement for Class I shares is $250,000, except that the fund may waive the minimum for any category of investors at the fund’s sole discretion. The minimum initial investment requirement for Class R6 shares is $1 million, except that there is no minimum for: qualified and
4

Fund summary
nonqualified plan investors; certain eligible qualifying investment product platforms; Trustees, employees of the advisor or its affiliates, employees of the subadvisor, members of the fund’s portfolio management team and the spouses and children (under age 21) of the aforementioned. There are no subsequent minimum investment requirements.
Class A, Class C, Class I, and Class R6 shares may be redeemed on any business day by mail: John Hancock Signature Services, Inc., P.O. Box 219909, Kansas City, MO 64121-9909; or for most account types through our website: jhinvestments.com; or by telephone: 800-225-5291 (Class A and Class C); 888-972-8696 (Class I and Class R6).
Taxes

The fund intends to distribute tax-exempt income. The fund intends to meet certain federal tax requirements so that distributions of the tax-exempt interest it earns may be treated as exempt-interest dividends. A portion of the fund’s distributions may, however, be subject to federal income tax.
Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment advisor, financial planner, or retirement plan administrator), the fund and its related companies may pay the broker-dealer or other intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. These payments are not applicable to Class R6 shares. Ask your salesperson or visit your financial intermediary’s website for more information.
5

Fund details

Principal investment strategies

Investment Objective: The fund seeks as high a level of interest income exempt from federal income tax as is consistent with preservation of capital.
Under normal market conditions, the fund invests at least 80% of its net assets, plus amounts borrowed for investment purposes, in tax-exempt bonds of any maturity. The fund primarily invests in bonds that are investment grade when purchased, but the fund may also invest up to 35% of its net assets in non-investment grade bonds rated BB or lower by S&P Global Ratings (S&P), Fitch Ratings, Inc. (Fitch Ratings), or Moody’s Investors Service, Inc. (Moody’s), or comparable rating by any nationally recognized statistical ratings organization (NRSRO) or unrated equivalents. The fund may invest in other fixed income securities which include bonds, debt securities and other similar instruments. The fund’s investment policies are based on credit ratings at the time of purchase.
A change in the fund’s 80% investment policy requires shareholder approval.
The fund may invest in general obligation bonds, however, in general, the manager favors bonds backed by revenue from a specific public project or facility, such as a power plant (revenue bonds), as they tend to offer higher yields than general obligation bonds. The manager also favors bonds that have limitations on being paid off early (call protection), as this can help minimize the effect that falling interest rates may have on the fund’s yield. To the extent that the fund invests in bonds that are subject to the alternative minimum tax (AMT), the income paid by the fund may not be entirely tax-free to all investors. Investments in bonds subject to the AMT will not be counted toward the fund’s 80% investment policy.
The fund may buy bonds of any maturity or duration. The fund may invest heavily in bonds from any given state or region, and may have substantial investments in obligations of certain states and their agencies, instrumentalities, and/or political subdivisions. The fund may engage in derivative transactions that include futures contracts on debt securities and debt securities indexes; options on futures, debt securities, and debt indexes; and inverse floating-rate securities, in each case, for the purposes of reducing risk and/or enhancing investment returns. The fund may also use tender option bond transactions to seek to enhance potential gains.
In a tender option bond transaction, the fund transfers fixed-rate long-term municipal bonds or other municipal securities into a special purpose entity (a TOB trust). A TOB trust typically issues two classes of beneficial interests: short-term floating rate interests (TOB floaters), which are sold to third party investors, typically money market funds, and residual inverse floating rate interests (TOB inverse residuals), which are generally issued to the fund. The fund may invest in TOB inverse residuals and may also invest in TOB floaters. The fund will look through to the underlying municipal bonds held by a TOB trust for purposes of the fund’s 80% policy. The fund may leverage its assets through the use of proceeds received as a result of tender option bond transactions. The fund may contribute up to 15% of its holdings in municipal securities to tender option bond transactions.
The fund may invest in TOB inverse residuals on a non-recourse or recourse basis. The fund establishes and is the sponsor of the TOB trust that issues TOB floaters and TOB inverse residuals.
The manager looks for bonds that are undervalued, based on both broad and security-specific factors, such as issuer creditworthiness, bond structure, general credit trends, and the relative attractiveness of different types of issuers. The manager uses detailed analysis of an appropriate index to model portfolio performance and composition, then blends the macro assessment with security analysis in a comprehensive and disciplined fashion. The manager may implement short-term trading strategies to take advantage of pricing imbalances within the municipal bond market.
The manager considers environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment process. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments.
For liquidity and flexibility, the fund may invest up to 20% of its net assets (plus any borrowings for investment purposes) in taxable and tax-free investment-grade short-term securities. The fund may temporarily invest more assets in cash or investment-grade short-term securities for the purpose of meeting redemption requests or making other anticipated cash payments.
The fund may deviate from its principal investment strategies during transition periods, which may include the reassignment of portfolio management, a change in investment objective or strategy, a reorganization or liquidation, or the occurrence of large inflows or outflows.
Temporary defensive investing
In abnormal circumstances, the fund may temporarily invest more than 20% of its net assets (plus any borrowings for investment purposes) in cash or investment-grade short-term securities for the purpose of protecting the fund in the event the manager determines that market, economic, political, or other conditions warrant a defensive posture.
The income from some short-term investments may be subject to state and/or federal income taxes. At the end of each quarter of the fund’s taxable year, these investments cannot exceed 50% of the fund’s total assets. To the extent that the fund is in a defensive position or is invested in taxable securities, its ability to achieve its investment objective will be limited.
Principal risks of investing

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a fund’s performance. The fund's investment strategy may not produce the intended results.
6

Fund details
Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective. In addition, political events within the United States and abroad could negatively impact financial markets and the fund’s performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund’s performance.
Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk, increased transaction costs, and potential difficulty in valuing portfolio instruments held by the fund.
The principal risks of investing in the fund are summarized in its fund summary above. Below are descriptions of the main factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund’s Statement of Additional Information (SAI).
Changing distribution levels risk
The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund’s investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund’s distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.
Credit and counterparty risk
This is the risk that the issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter (OTC) derivatives contract (see “Hedging, derivatives, and other strategic transactions risk”), or a borrower of a fund’s securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. A fund that invests in fixed-income securities is subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund’s share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations, domestic or foreign governments, or their subdivisions or instrumentalities. When a fixed-income security is not rated, a manager may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.
Funds that invest in below-investment-grade securities, also called junk bonds (e.g., fixed-income securities rated Ba or lower by Moody’s Investors Service, Inc. or BB or lower by S&P Global Ratings or Fitch Ratings, as applicable, at the time of investment, or determined by a manager to be of comparable quality to securities so rated) are subject to increased credit risk. The sovereign debt of many foreign governments, including their subdivisions and instrumentalities, falls into this category. Below-investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers’ continuing ability to meet principal and interest payments is considered speculative, they are more susceptible to real or perceived adverse economic and competitive industry conditions, and they may be less liquid than higher-rated securities.
In addition, a fund is exposed to credit risk to the extent that it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of fund securities or the use of repurchase agreements. OTC derivatives transactions can be closed out with the other party to the transaction. If the counterparty defaults, a fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a fund will succeed in enforcing them. A fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While the manager intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.
Economic and market events risk
Events in certain sectors historically have resulted, and may in the future result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to: bankruptcies, corporate restructurings, and other similar events; bank failures; governmental efforts to limit short selling and high frequency trading; measures to address U.S. federal and state budget deficits; social, political, and economic instability in Europe; economic stimulus by the Japanese central bank; dramatic changes in energy prices and currency exchange rates; and China’s economic slowdown. Interconnected global economies and financial markets increase the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Both domestic and foreign equity markets have experienced increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected. Financial institutions could suffer losses as interest rates rise or economic conditions deteriorate.
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In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. Actions taken by the U.S. Federal Reserve (Fed) or foreign central banks to stimulate or stabilize economic growth, such as interventions in currency markets, could cause high volatility in the equity and fixed-income markets. Reduced liquidity may result in less money being available to purchase raw materials, goods, and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging-market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their securities prices.
In response to certain economic conditions, including periods of high inflation, governmental authorities and regulators may respond with significant fiscal and monetary policy changes such as raising interest rates. The fund may be subject to heightened interest rate risk when the Federal Reserve Board (Fed) raises interest rates. Recent and potential future changes in government monetary policy may affect interest rates. It is difficult to accurately predict the timing, frequency or magnitude of potential interest rate increases or decreases by the Fed and the evaluation of macro-economic and other conditions that could cause a change in approach in the future. If the Fed and other central banks increase the federal funds rate and equivalent rates, such increases generally will cause market interest rates to rise and could cause the value of a fund’s investments, and the fund’s net asset value (NAV), to decline, potentially suddenly and significantly. As a result, the fund may experience high redemptions and, as a result, increased portfolio turnover, which could increase the costs that the fund incurs and may negatively impact the fund’s performance.
In addition, as the Fed increases the target Fed funds rate, any such rate increases, among other factors, could cause markets to experience continuing high volatility. A significant increase in interest rates may cause a decline in the market for equity securities. These events and the possible resulting market volatility may have an adverse effect on the fund.
Political turmoil within the United States and abroad may also impact the fund. Although the U.S. government has honored its credit obligations, it remains possible that the United States could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the fund’s investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. In recent years, the U.S. renegotiated many of its global trade relationships and imposed or threatened to impose significant import tariffs. These actions could lead to price volatility and overall declines in U.S. and global investment markets.
Uncertainties surrounding the sovereign debt of a number of European Union (EU) countries and the viability of the EU have disrupted and may in the future disrupt markets in the United States and around the world. If one or more countries leave the EU or the EU dissolves, the global securities markets likely will be significantly disrupted. On January 31, 2020, the United Kingdom (UK) left the EU, commonly referred to as “Brexit,” the UK ceased to be a member of the EU, and the UK and EU entered into a Trade and Cooperation Agreement. While the full impact of Brexit is unknown, Brexit has already resulted in volatility in European and global markets. There remains significant market uncertainty regarding Brexit’s ramifications, and the range and potential implications of possible political, regulatory, economic, and market outcomes are difficult to predict.
A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For example, the coronavirus (COVID-19) pandemic has resulted and may continue to result in significant disruptions to global business activity and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. While many countries have lifted some or all restrictions related to the coronavirus (COVID-19) and the United States ended the public health emergency and national emergency declarations relating to the coronavirus (COVID-19) pandemic on May 11, 2023, the continued impact of coronavirus (COVID-19) and related variants is uncertain. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social and economic risks. Any such impact could adversely affect the fund’s performance, resulting in losses to your investment.
Political and military events, including in Ukraine, North Korea, Russia, Venezuela, Iran, Syria, and other areas of the Middle East, and nationalist unrest in Europe and South America, also may cause market disruptions.
As a result of continued political tensions and armed conflicts, including the Russian invasion of Ukraine commencing in February of 2022, the extent and ultimate result of which are unknown at this time, the United States and the EU, along with the regulatory bodies of a number of countries, have imposed economic sanctions on certain Russian corporate entities and individuals, and certain sectors of Russia’s economy, which may result in, among other things, the continued devaluation of Russian currency, a downgrade in the country’s credit rating, and/or a decline in the value and liquidity of Russian securities, property or interests. These sanctions could also result in the immediate freeze of Russian securities and/or funds invested in prohibited assets, impairing the ability of a fund to buy, sell, receive or deliver those securities and/or assets. These sanctions or the threat of additional sanctions could also result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. The United States and other nations or international organizations may also impose additional economic sanctions or take other actions that may adversely affect Russia-exposed issuers and companies in various sectors of the Russian economy. Any or all of these potential results could lead Russia’s economy into a recession. Economic sanctions and other actions against Russian institutions, companies, and individuals resulting from the ongoing conflict may also have a
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substantial negative impact on other economies and securities markets both regionally and globally, as well as on companies with operations in the conflict region, the extent to which is unknown at this time. The United States and the EU have also imposed similar sanctions on Belarus for its support of Russia’s invasion of Ukraine. Additional sanctions may be imposed on Belarus and other countries that support Russia. Any such sanctions could present substantially similar risks as those resulting from the sanctions imposed on Russia, including substantial negative impacts on the regional and global economies and securities markets.
In addition, there is a risk that the prices of goods and services in the United States and many foreign economies may decline over time, known as deflation. Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse. Further, there is a risk that the present value of assets or income from investments will be less in the future, known as inflation. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and a fund’s investments may be affected, which may reduce a fund’s performance. Further, inflation may lead to the rise in interest rates, which may negatively affect the value of debt instruments held by the fund, resulting in a negative impact on a fund’s performance. Generally, securities issued in emerging markets are subject to a greater risk of inflationary or deflationary forces, and more developed markets are better able to use monetary policy to normalize markets.
ESG integration risk
The manager considers ESG factors that it deems relevant or additive, along with other material factors and analysis, when managing the fund. The portion of the fund’s investments for which the manager considers these ESG factors may vary, and could increase or decrease over time. In certain situations, the extent to which these ESG factors may be applied according to the manager’s integrated investment process may not include U.S. Treasuries, government securities, or other asset classes. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. Incorporating ESG criteria and making investment decisions based on certain ESG characteristics, as determined by the manager, carries the risk that the fund may perform differently, including underperforming, funds that do not utilize ESG criteria, or funds that utilize different ESG criteria. Integration of ESG factors into the fund’s investment process may result in a manager making different investments for the fund than for a fund with a similar investment universe and/or investment style that does not incorporate such considerations in its investment strategy or processes, and the fund’s investment performance may be affected. Because ESG factors are one of many considerations for the fund, the manager may nonetheless include companies with low ESG characteristics or exclude companies with high ESG characteristics in the fund’s investments.
The ESG characteristics utilized in the fund’s investment process may change over time, and different ESG characteristics may be relevant to different investments. Although the manager has established its own structure to oversee ESG integration in accordance with the fund’s investment objective and strategies, successful integration of ESG factors will depend on the manager’s skill in researching, identifying, and applying these factors, as well as on the availability of relevant data. The method of evaluating ESG factors and subsequent impact on portfolio composition, performance, proxy voting decisions and other factors, is subject to the interpretation of the manager in accordance with the fund’s investment objective and strategies. ESG factors may be evaluated differently by different managers, and may not carry the same meaning to all investors and managers. The manager may employ active shareowner engagement to raise ESG issues with the management of select portfolio companies. The regulatory landscape with respect to ESG investing in the United States is evolving and any future rules or regulations may require the fund to change its investment process with respect to ESG integration.
Fixed-income securities risk
Fixed-income securities are generally subject to two principal types of risk, as well as other risks described below: (1) interest-rate risk and (2) credit quality risk.
Interest-rate risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest-rate risk. Duration is a measure of the price sensitivity of a debt security, or a fund that invests in a portfolio of debt securities, to changes in interest rates, whereas the maturity of a security measures the time until final payment is due. Duration measures sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of a debt security.
In response to certain economic conditions, including periods of high inflation, governmental authorities and regulators may respond with significant fiscal and monetary policy changes such as raising interest rates. The fund may be subject to heightened interest rate risk when the Federal Reserve Board (Fed) raises interest rates. Recent and potential future changes in government monetary policy may affect interest rates. It is difficult to accurately predict the timing, frequency or magnitude of potential interest rate increases or decreases by the Fed and the evaluation of macro-economic and other conditions that could cause a change in approach in the future. If the Fed and other central banks increase the federal funds rate and equivalent rates, such increases generally will cause market interest rates to rise and could cause the value of a fund’s investments, and the fund’s net asset value (NAV), to decline, potentially suddenly and significantly. As a result, the fund may experience high redemptions and, as a result, increased portfolio turnover, which could increase the costs that the fund incurs and may negatively impact the fund’s performance.
In certain market conditions, governmental authorities and regulators may considerably lower interest rates, which, in some cases could result in negative interest rates. These actions, including their reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets and reduce market liquidity. To the extent the fund has a bank deposit or holds a debt instrument with a negative interest rate to maturity, the fund would generate a
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negative return on that investment. Similarly, negative rates on investments by money market funds and similar cash management products could lead to losses on investments, including on investments of the fund’s uninvested cash.
Credit quality risk. Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. An issuer’s credit quality could deteriorate as a result of poor management decisions, competitive pressures, technological obsolescence, undue reliance on suppliers, labor issues, shortages, corporate restructurings, fraudulent disclosures, or other factors. Funds that may invest in lower-rated fixed-income securities, commonly referred to as junk securities, are riskier than funds that may invest in higher-rated fixed-income securities.
Investment-grade fixed-income securities in the lowest rating category risk. Investment-grade fixed-income securities in the lowest rating category (such as Baa by Moody’s Investors Service, Inc. or BBB by S&P Global Ratings or Fitch Ratings, as applicable, and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher rating categories. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.
Prepayment of principal risk. Many types of debt securities, including floating-rate loans, are subject to prepayment risk. Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the borrower more quickly than originally anticipated and the fund may have to invest the proceeds in securities with lower yields. Securities subject to prepayment risk can offer less potential for gains when the credit quality of the issuer improves.
Hedging, derivatives, and other strategic transactions risk
The ability of a fund to utilize hedging, derivatives, and other strategic transactions to benefit the fund will depend in part on its manager’s ability to predict pertinent market movements and market risk, counterparty risk, credit risk, interest-rate risk, and other risk factors, none of which can be assured. The skills required to utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the manager only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction does not have the desired outcome, it could result in a significant loss to a fund. The amount of loss could be more than the principal amount invested. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.
A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates, or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. A fund may use derivatives for many purposes, including for hedging and as a substitute for direct investment in securities or other assets. Derivatives may be used in a way to efficiently adjust the exposure of a fund to various securities, markets, and currencies without a fund actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. Further, since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a fund uses derivatives for leverage, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit risks associated with leverage, a fund is required to comply with Rule 18f-4 under the Investment Company Act of 1940, as amended (the Derivatives Rule) as outlined below. For a description of the various derivative instruments the fund may utilize, refer to the SAI.
The regulation of the U.S. and non-U.S. derivatives markets has undergone substantial change in recent years and such change may continue. In particular, the Dodd-Frank Wall Street Reform and Consumer Protection Act, and regulations promulgated or proposed thereunder require many derivatives to be cleared and traded on an exchange, expand entity registration requirements, impose business conduct requirements on dealers that enter into swaps with a pension plan, endowment, retirement plan or government entity, and required banks to move some derivatives trading units to a non-guaranteed affiliate separate from the deposit-taking bank or divest them altogether. Although the Commodity Futures Trading Commission (CFTC) has released final rules relating to clearing, reporting, recordkeeping and registration requirements under the legislation, many of the provisions are subject to further final rule making, and thus its ultimate impact remains unclear. New regulations could, among other things, restrict the fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the fund may be unable to fully execute its investment strategies as a result. Limits or restrictions applicable to the counterparties with which the fund engages in derivative transactions also could prevent the fund from using these instruments or affect the pricing or other factors relating to these instruments, or may change the availability of certain investments.
The Derivatives Rule mandates that a fund adopt and/or implement: (i) value-at-risk limitations (VaR); (ii) a written derivatives risk management program; (iii) new Board oversight responsibilities; and (iv) new reporting and recordkeeping requirements. In the event that a fund’s derivative
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exposure is 10% or less of its net assets, excluding certain currency and interest rate hedging transactions, it can elect to be classified as a limited derivatives user (Limited Derivatives User) under the Derivatives Rule, in which case the fund is not subject to the full requirements of the Derivatives Rule. Limited Derivatives Users are excepted from VaR testing, implementing a derivatives risk management program, and certain Board oversight and reporting requirements mandated by the Derivatives Rule. However, a Limited Derivatives User is still required to implement written compliance policies and procedures reasonably designed to manage its derivatives risks.
The Derivatives Rule also provides special treatment for reverse repurchase agreements, similar financing transactions and unfunded commitment agreements. Specifically, a fund may elect whether to treat reverse repurchase agreements and similar financing transactions as “derivatives transactions” subject to the requirements of the Derivatives Rule or as senior securities equivalent to bank borrowings for purposes of Section 18 of the Investment Company Act of 1940. In addition, when-issued or forward settling securities transactions that physically settle within 35-days are deemed not to involve a senior security.
At any time after the date of this prospectus, legislation may be enacted that could negatively affect the assets of the fund. Legislation or regulation may change the way in which the fund itself is regulated. The advisor cannot predict the effects of any new governmental regulation that may be implemented, and there can be no assurance that any new governmental regulation will not adversely affect the fund’s ability to achieve its investment objectives.
The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other, more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a manager intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives are also subject to a number of other risks, including market risk, liquidity risk and operational risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments, or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, or indexes they are designed to hedge or closely track. Suitable derivatives transactions may not be available in all circumstances. The fund is also subject to the risk that the counterparty closes out the derivatives transactions upon the occurrence of certain triggering events. In addition, a manager may determine not to use derivatives to hedge or otherwise reduce risk exposure. Government legislation or regulation could affect the use of derivatives transactions and could limit a fund’s ability to pursue its investment strategies.
A detailed discussion of various hedging and other strategic transactions appears in the SAI. To the extent that the fund utilizes the following list of certain derivatives and other strategic transactions, it will be subject to associated risks. The main risks of each appear below.
Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.
Inverse floating-rate securities. Liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, issuer risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving inverse floating-rate securities.
Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.
Options on futures. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options on futures. Counterparty risk does not apply to exchange-traded options.
High portfolio turnover risk
A high fund portfolio turnover rate (over 100%) generally involves correspondingly greater brokerage commission and tax expenses, which must be borne directly by a fund and its shareholders, respectively. The portfolio turnover rate of a fund may vary from year to year, as well as within a year.
Liquidity risk
The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds that invest in securities of emerging markets and
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related derivatives that are not widely traded, and that may be subject to purchase and sale restrictions.
The capacity of traditional dealers to engage in fixed-income trading has not kept pace with the bond market’s growth. As a result, dealer inventories of corporate bonds, which indicate the ability to “make markets,” i.e., buy or sell a security at the quoted bid and ask price, respectively, are at or near historic lows relative to market size. Because market makers provide stability to fixed-income markets, the significant reduction in dealer inventories could lead to decreased liquidity and increased volatility, which may become exacerbated during periods of economic or political stress.
The secondary market for certain tax-exempt securities tends to be less well-developed or liquid than many other securities markets, which may adversely affect the fund’s ability to sell such securities at attractive prices.
Lower-rated and high-yield fixed-income securities risk
Lower-rated fixed-income securities are defined as securities rated below investment grade (such as Ba and below by Moody’s Investors Service, Inc. and BB and below by S&P Global Ratings and Fitch Ratings, as applicable) (also called junk bonds). The general risks of investing in these securities are as follows:
Risk to principal and income. Investing in lower-rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher-rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.
Price volatility. The price of lower-rated fixed-income securities may be more volatile than securities in the higher-rated categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher-rated fixed-income securities by the market’s perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or increases in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater effect on highly leveraged issuers of these securities.
Liquidity. The market for lower-rated fixed-income securities may have more limited trading than the market for investment-grade fixed-income securities. Therefore, it may be more difficult to sell these securities, and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.
Dependence on manager’s own credit analysis. While a manager may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower-rated fixed-income securities is more dependent on the manager’s evaluation than the assessment of the credit risk of higher-rated securities.
Municipal bond risk
With general obligation bonds, which are backed by the municipal issuer’s ability to levy taxes, the main risk is that the issuer’s overall credit quality will decline. In extreme cases, a municipal issuer could declare bankruptcy or otherwise become unable to honor its commitments to bondholders. Although rare, this can be prompted by many possible reasons, ranging from fiscal mismanagement to erosion of the tax base. With revenue bonds, which are backed only by income associated with a specific facility (such as a power plant or stadium), the risk is generally higher, because any circumstance that reduces or threatens the economic viability of that particular facility can affect the bond’s credit quality.
In addition, since there are a limited number of municipal obligation insurers, the fund may have several investments covered by one insurer. Accordingly, this may make the value of those investments dependent on the claims-paying ability of that one insurer and could result in increased share price volatility for the fund’s shares. In addition, a ratings agency’s downgrade of the claims-paying ability of companies that provide bond insurance may affect the value of those securities.
Income from municipal bonds held by the fund could become taxable because of changes in tax laws or interpretations by taxing authorities, or noncompliant conduct of a municipal issuer. In addition, a portion of the fund’s otherwise tax-exempt dividends may be taxable to shareholders subject to the AMT. Values of municipal bonds could be adversely affected by changes in tax rates that make tax-exempt returns less attractive.
The effects of a widespread health crisis such as a global pandemic could affect the ability of states and their political subdivisions to make payments on debt obligations when due and could adversely impact the value of their bonds, which could negatively impact the performance of the fund.
Operational and cybersecurity risk
With the increased use of technologies, such as mobile devices and “cloud”-based service offerings and the dependence on the internet and computer systems to perform necessary business functions, the fund’s service providers are susceptible to operational and information or cybersecurity risks that could result in losses to the fund and its shareholders. Intentional cybersecurity breaches include unauthorized access to systems, networks, or devices (such as through “hacking” activity or “phishing”); infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cyber-attacks can also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on the service providers’ systems or websites rendering them unavailable to intended users or via “ransomware” that renders the systems inoperable until appropriate actions are taken. In addition, unintentional incidents can occur, such as the inadvertent release of confidential information (possibly resulting in the violation of applicable privacy laws).
A cybersecurity breach could result in the loss or theft of customer data or funds, loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated
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with system repairs. Such incidents could cause a fund, the advisor, a manager, or other service providers to incur regulatory penalties, reputational damage, additional compliance costs, litigation costs or financial loss. In addition, such incidents could affect issuers in which a fund invests, and thereby cause the fund’s investments to lose value.
Cyber-events have the potential to materially affect the fund and the advisor’s relationships with accounts, shareholders, clients, customers, employees, products, and service providers. The fund has established risk management systems reasonably designed to seek to reduce the risks associated with cyber-events. There is no guarantee that the fund will be able to prevent or mitigate the impact of any or all cyber-events.
The fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the fund’s service providers, counterparties, or other third parties, failed or inadequate processes and technology or system failures.
In addition, other disruptive events, including (but not limited to) natural disasters and public health crises may adversely affect the fund’s ability to conduct business, in particular if the fund’s employees or the employees of its service providers are unable or unwilling to perform their responsibilities as a result of any such event. Even if the fund’s employees and the employees of its service providers are able to work remotely, those remote work arrangements could result in the fund’s business operations being less efficient than under normal circumstances, could lead to delays in its processing of transactions, and could increase the risk of cyber-events.
Sector risk
When a fund’s investments are focused in one or more sectors of the economy, they are less broadly invested across industries or sectors than other funds. This means that focused funds tend to be more volatile than other funds, and the values of their investments tend to go up and down more rapidly. In addition, a fund that invests in particular sectors is particularly susceptible to the impact of market, economic, political, regulatory, and other conditions and risks affecting those sectors. From time to time, a small number of companies may represent a large portion of a single sector or a group of related sectors as a whole.
State/region risk
To the extent that the fund invests heavily in bonds from any given state or region, its performance could be disproportionately affected by factors particular to that state or region. These factors may include economic or political changes, tax-base erosion, possible state constitutional limits on tax increases, detrimental budget deficits and other financial difficulties, and changes in the credit ratings assigned to those states’ municipal issuers. Because the fund has substantial investments in obligations of certain states, and their agencies, instrumentalities, and/or political subdivisions, its performance also will be affected by risk factors specific to those states.
The fund may invest in municipal obligations issued by the Commonwealth of Puerto Rico and its agencies, or other U.S. territories, which generally are tax exempt. Adverse economic, market, political, or other conditions within Puerto Rico may negatively affect the value of the fund’s holdings in municipal obligations issued by the Commonwealth of
Puerto Rico and its agencies. Puerto Rico continues to face significant fiscal challenges, including persistent government budget deficits and a high unemployment rate. In recent years, several ratings organizations have downgraded a number of securities issued in Puerto Rico to below investment-grade or placed them on “negative watch.” Puerto Rico has previously missed payments on its general obligation debt. The restructuring of Puerto Rico’s debt is subject to a federal oversight board and is currently undergoing a process analogous to a bankruptcy proceeding in U.S. courts. Any future defaults, actions by the oversight board, or court approval of an unfavorable debt restructuring deal could have a negative impact on the marketability, liquidity, or value of certain investments held by a fund and could reduce a fund’s performance.
Tender option bonds risk
The fund’s participation in tender option bond (TOB) transactions may increase volatility and/or reduce the fund’s returns. Tender option bond transactions create leverage. Leverage magnifies returns, both positive and negative, and risk by magnifying the volatility of returns. An investment in a tender option bond transaction typically involves greater risk than investing in the underlying municipal fixed rate bonds, including the risk of loss of principal. Distributions on TOB inverse residuals will bear an inverse relationship to short-term municipal security interest rates. Distributions on TOB inverse residuals paid to the fund will be reduced or, in the extreme, eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. TOB inverse residuals generally will underperform the market for fixed rate municipal securities in a rising interest rate environment. The interest payment on TOB inverse residuals generally will decrease when short-term interest rates increase.
There are also risks associated with the tender option bond structure, which could result in terminating the TOB trust. If a TOB trust is terminated, the fund must sell other assets to buy back the TOB floaters, which could negatively impact fund performance. Events that could cause a termination of the TOB trust include the bankruptcy or default of the issuer of the municipal bonds held in the TOB trust, a substantial downgrade in the credit quality of the issuer of the municipal bonds held in the TOB trust, failure of any scheduled payment of principal or interest on the municipal bonds, and a judgment or ruling that interest on the municipal bonds is subject to U.S. federal income taxation. The fund may invest in TOB inverse residuals on a non-recourse or recourse basis. If the fund invests in TOB inverse residuals on a recourse basis, the fund could suffer losses in excess of the value of the TOB inverse residuals.
TOB trusts are typically supported by a liquidity facility provided by a third-party bank or other financial institution (the liquidity provider) that allows the holders of the TOB floaters to tender their certificates in exchange for payment of par plus accrued interest on any business day, subject to the non-occurrence of tender option termination events. When the fund invests in a TOB trust on a non-recourse basis, and the liquidity provider is required to make a payment under the liquidity facility, the liquidity provider will typically liquidate all or a portion of the municipal securities held in the TOB trust and then fund the balance, if any, of the amount owed under the liquidity facility over the liquidation proceeds (the liquidation shortfall). If the fund invests in a TOB trust on a recourse basis, the fund will typically enter into a reimbursement agreement with the liquidity provider where the fund is required to reimburse the liquidity
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provider the amount of any liquidation shortfall. As a result, if the fund invests in a TOB trust on a recourse basis, the fund will bear the risk of loss with respect to any liquidation shortfall.
The fund is the sponsor of a TOB trust and may engage an administrator to provide operational and transactional support to the TOB trust, which may give rise to certain additional risks including compliance, securities law and operational risks.
Who’s who

The following are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.
Board of Trustees
The Trustees oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations.
Investment advisor
The investment advisor manages the fund’s business and investment activities.
John Hancock Investment Management LLC
200 Berkeley Street
Boston, MA 02116
Founded in 1968, the advisor is an indirect principally owned subsidiary of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
The advisor’s parent company has been helping individuals and institutions work toward their financial goals since 1862. The advisor offers investment solutions managed by leading institutional money managers, taking a disciplined team approach to portfolio management and research, leveraging the expertise of seasoned investment professionals. As of June 30, 2024, the advisor had total assets under management of approximately $160.7 billion.
Subject to general oversight by the Board of Trustees, the advisor manages and supervises the investment operations and business affairs of the fund. The advisor selects, contracts with and compensates one or more subadvisors to manage all or a portion of the fund’s portfolio assets, subject to oversight by the advisor. In this role, the advisor has supervisory responsibility for managing the investment and reinvestment of the fund’s portfolio assets through proactive oversight and monitoring of the subadvisor and the fund, as described in further detail below. The advisor is responsible for developing overall investment strategies for the fund and overseeing and implementing the fund’s continuous investment programs and provides a variety of advisory oversight and investment research services. The advisor also provides management and transition services associated with certain fund events (e.g., strategy, portfolio manager, or subadvisor changes) and coordinates and oversees services provided under other agreements.
The advisor has ultimate responsibility to oversee a subadvisor and recommend to the Board of Trustees its hiring, termination, and replacement. In this capacity, the advisor, among other things: (i) monitors on a daily basis the compliance of the subadvisor with the investment objectives and related policies of the fund; (ii) monitors significant changes that may impact the subadvisor’s overall business and regularly performs due diligence reviews of the subadvisor; (iii) reviews the performance of the subadvisor; and (iv) reports periodically on such performance to the Board of Trustees. The advisor employs a team of investment professionals who provide these ongoing research and monitoring services.
The fund relies on an order from the Securities and Exchange Commission (SEC) permitting the advisor, subject to approval by the Board of Trustees, to appoint a subadvisor or change the terms of a subadvisory agreement without obtaining shareholder approval. The fund, therefore, is able to change subadvisors or the fees paid to a subadvisor, from time to time, without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the advisor to appoint a subadvisor that is an affiliate of the advisor or the fund (other than by reason of serving as a subadvisor to the fund), or to increase the subadvisory fee of an affiliated subadvisor, without the approval of the shareholders.
Management fee
The fund pays the advisor a management fee for its services to the fund. The advisor in turn pays the fees of the subadvisor. The management fee is stated as an annual percentage of the aggregate net assets of the fund (together with the assets of any other applicable fund identified in the advisory agreement) determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund.
Average daily net assets ($)	Annual rate (%)
First 500 million	0.510
Next 500 million	0.460
Next 2 billion	0.410
Excess over 3 billion	0.385
During its most recent fiscal period, the fund paid the advisor a management fee equal to 0.47% of average daily net assets (including any waivers and/or reimbursements).
The basis for the Board of Trustees’ approval of the advisory fees, and of the investment advisory agreement overall, including the subadvisory agreement, is discussed in the fund’s most recent Form N-CSRS filing for the period ended November 30.
Additional information about fund expenses
The fund’s annual operating expenses will likely vary throughout the period and from year to year. The fund’s expenses for the current fiscal year may be higher than the expenses listed in the fund’s “Annual fund operating expenses” table, for some of the following reasons: (i) a significant decrease in average net assets may result in a higher advisory fee rate if any advisory fee breakpoints are not achieved; (ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; or (iii) fees may be incurred for extraordinary events such as fund tax expenses.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.55% of average daily net assets
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of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on September 30, 2025, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
Subadvisor
The subadvisor handles the fund’s portfolio management activities, subject to oversight by the advisor.
Manulife Investment Management (US) LLC
197 Clarendon Street
Boston, MA 02116
Manulife Investment Management (US) LLC (Manulife IM (US)) provides investment advisory services to individual and institutional investors. Manulife IM (US) is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (a subsidiary of Manulife Financial Corporation) and, as of June 30, 2024, had total assets under management of approximately $206 billion.
The following are brief biographical profiles of the leaders of the fund’s investment management team, in alphabetical order. These managers are jointly and primarily responsible for the day-to-day management of the fund’s portfolio. These managers are employed by Manulife IM (US). For more details about these individuals, including information about their compensation, other accounts they manage, and any investments they may have in the fund, see the SAI.
Dennis DiCicco
●
Portfolio Manager
●
Managed the fund since 2018
●
Joined Manulife IM (US) in 2016
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Fixed Income Trader, Capital Security Advisors, LLC (2013–2016)
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Began business career in 2008
Adam A. Weigold, CFA
●
Senior Portfolio Manager, Head of Municipal Bonds
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Managed the fund since 2021
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Joined Manulife IM (US) in 2021
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Vice President and Senior Portfolio Manager, Eaton Vance Management (1998–2021)
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Began business career in 1998
Custodian
The custodian holds the fund’s assets, settles all portfolio trades, and collects most of the valuation data required for calculating the fund’s net asset value.
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114
Principal distributor
The principal distributor markets the fund and distributes shares through selling brokers, financial planners, and other financial professionals.
John Hancock Investment Management Distributors LLC
200 Berkeley Street
Boston, MA 02116
Transfer agent
The transfer agent handles shareholder services, including recordkeeping and statements, distribution of dividends, and processing of buy-and-sell requests.
John Hancock Signature Services, Inc.
P.O. Box 219909
Kansas City, MO 64121-9909
Additional information
The fund has entered into contractual arrangements with various parties that provide services to the fund, which may include, among others, the advisor, subadvisor, custodian, principal distributor, and transfer agent, as described above and in the SAI. Fund shareholders are not parties to, or intended or “third-party” beneficiaries of, any of these contractual arrangements. These contractual arrangements are not intended to, nor do they, create in any individual shareholder or group of shareholders any right, either directly or on behalf of the fund, to either: (a) enforce such contracts against the service providers; or (b) seek any remedy under such contracts against the service providers.
The advisor internally credits a portion of its profits to an affiliated business, John Hancock Retirement (JHR), which is the record keeper for certain 401(k) plans that invest in Class R6 shares. JHR may reduce the record keeping fees paid to it by such 401(k) plans by a commensurate amount. JHR may discontinue this practice with adequate notice to plan sponsors.
This prospectus provides information concerning the fund that you should consider in determining whether to purchase shares of the fund. Each of this prospectus, the SAI, or any contract that is an exhibit to the fund’s registration statement, is not intended to, nor does it, give rise to an agreement or contract between the fund and any investor. Each such document also does not give rise to any contract or create rights in any individual shareholder, group of shareholders, or other person. The foregoing disclosure should not be read to suggest any waiver of any rights conferred by federal or state securities laws.
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Fund details
Financial highlights

These tables detail the financial performance of each share class described in this prospectus, including total return information showing how much an investment in the fund has increased or decreased for the periods shown below (assuming reinvestment of all dividends and distributions). Certain information reflects financial results for a single fund share.
The financial statements of the fund as of May 31, 2024, have been audited by PricewaterhouseCoopers LLP (PwC), the fund’s independent registered public accounting firm. The report of PwC, along with the fund’s financial statements in the fund’s Form N-CSR filing for the fiscal period ended May 31, 2024, has been incorporated by reference into the SAI. Copies of the fund’s most recent Form N-CSR filing are available upon request.
Municipal Opportunities Fund Class A Shares
Per share operating performance Period ended	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Net asset value, beginning of period	$8.87	$9.19	$10.14	$9.55	$9.83
Net investment income[1]	0.31	0.28	0.25	0.27	0.29
Net realized and unrealized gain (loss) on investments	0.01	(0.32)	(0.93)	0.60	(0.28)
Total from investment operations	0.32	(0.04)	(0.68)	0.87	0.01
Less distributions
From net investment income	(0.30)	(0.28)	(0.27)	(0.28)	(0.29)
Net asset value, end of period	$8.89	$8.87	$9.19	$10.14	$9.55
Total return (%)[2,3]	3.64	(0.44)	(6.94)	9.34	0.09
Ratios and supplemental data
Net assets, end of period (in millions)	$528	$454	$399	$450	$417
Ratios (as a percentage of average net assets):
Expenses before reductions	0.82	0.88	0.91	0.93	0.93
Expenses including reductions	0.71	0.74	0.80	0.82	0.82
Net investment income	3.45	3.14	2.55	2.75	2.97
Portfolio turnover (%)	50	38	32	20	54

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3	Does not reflect the effect of sales charges, if any.
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Municipal Opportunities Fund Class C Shares
Per share operating performance Period ended	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Net asset value, beginning of period	$8.87	$9.19	$10.14	$9.55	$9.83
Net investment income[1]	0.24	0.21	0.18	0.20	0.22
Net realized and unrealized gain (loss) on investments	0.01	(0.32)	(0.93)	0.60	(0.28)
Total from investment operations	0.25	(0.11)	(0.75)	0.80	(0.06)
Less distributions
From net investment income	(0.23)	(0.21)	(0.20)	(0.21)	(0.22)
Net asset value, end of period	$8.89	$8.87	$9.19	$10.14	$9.55
Total return (%)[2,3]	2.86	(1.18)	(7.55)	8.42	(0.65)
Ratios and supplemental data
Net assets, end of period (in millions)	$8	$9	$12	$15	$27
Ratios (as a percentage of average net assets):
Expenses before reductions	1.57	1.63	1.66	1.68	1.68
Expenses including reductions	1.46	1.49	1.55	1.57	1.57
Net investment income	2.70	2.37	1.80	2.02	2.23
Portfolio turnover (%)	50	38	32	20	54

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3	Does not reflect the effect of sales charges, if any.

Municipal Opportunities Fund Class I Shares
Per share operating performance Period ended	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Net asset value, beginning of period	$8.88	$9.21	$10.16	$9.57	$9.84
Net investment income[1]	0.32	0.30	0.26	0.29	0.31
Net realized and unrealized gain (loss) on investments	0.01	(0.34)	(0.93)	0.60	(0.27)
Total from investment operations	0.33	(0.04)	(0.67)	0.89	0.04
Less distributions
From net investment income	(0.31)	(0.29)	(0.28)	(0.30)	(0.31)
Net asset value, end of period	$8.90	$8.88	$9.21	$10.16	$9.57
Total return (%)[2]	3.79	(0.39)	(6.69)	9.38	0.35
Ratios and supplemental data
Net assets, end of period (in millions)	$442	$333	$87	$18	$15
Ratios (as a percentage of average net assets):
Expenses before reductions	0.57	0.63	0.66	0.68	0.68
Expenses including reductions	0.56	0.59	0.65	0.67	0.67
Net investment income	3.60	3.32	2.72	2.90	3.13
Portfolio turnover (%)	50	38	32	20	54

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
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Fund details

Municipal Opportunities Fund Class R6 Shares
Per share operating performance Period ended	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Net asset value, beginning of period	$8.88	$9.21	$10.16	$9.57	$9.85
Net investment income[1]	0.32	0.30	0.27	0.29	0.31
Net realized and unrealized gain (loss) on investments	0.02	(0.34)	(0.93)	0.60	(0.28)
Total from investment operations	0.34	(0.04)	(0.66)	0.89	0.03
Less distributions
From net investment income	(0.31)	(0.29)	(0.29)	(0.30)	(0.31)
Net asset value, end of period	$8.91	$8.88	$9.21	$10.16	$9.57
Total return (%)[2]	3.92	(0.37)	(6.66)	9.42	0.28
Ratios and supplemental data
Net assets, end of period (in millions)	$156	$118	$37	$12	$9
Ratios (as a percentage of average net assets):
Expenses before reductions	0.56	0.61	0.63	0.65	0.65
Expenses including reductions	0.55	0.58	0.62	0.64	0.64
Net investment income	3.61	3.33	2.73	2.92	3.14
Portfolio turnover (%)	50	38	32	20	54

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
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Choosing an eligible share class

Class A and Class C shares have a Rule 12b-1 plan that allows the class to pay fees for the sale, distribution, and service of its shares. Class I and Class R6 shares do not have a Rule 12b-1 plan. Your financial professional can help you decide which share class you are eligible to buy and is best for you. Each class’s eligibility guidelines are described below.
Class A shares
Class A shares are not available to group retirement plans that do not currently hold Class A shares of the fund and that are eligible to invest in Class I shares or any of the R share classes, except as provided below. Such group retirement plans include defined benefit plans, 401(k) plans, 457 plans, 403(b)(7) plans, pension and profit-sharing plans, and nonqualified deferred compensation plans. Individual retirement accounts (IRAs), Roth IRAs, SIMPLE IRAs, individual (“solo” or “single”) 401(k) plans, individual profit sharing plans, individual 403(b) plans, individual defined benefit plans, simplified employee pensions (SEPs), SAR-SEPs, 529 tuition programs and Coverdell Educational Savings Accounts are not considered group retirement plans and are not subject to this restriction on the purchase of Class A shares.
Investment in Class A shares by such group retirement plans will be permitted in the following circumstances:
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The plan currently holds assets in Class A shares of the fund or any John Hancock fund;
●
Class A shares of the fund or any other John Hancock fund were established as an investment option under the plan prior to January 1, 2013, and the fund’s representatives have agreed that the plan may invest in Class A shares after that date;
●
Class A shares of the fund or any other John Hancock fund were established as a part of an investment model prior to January 1, 2013, and the fund’s representatives have agreed that plans utilizing such model may invest in Class A shares after that date; and
●
Such group retirement plans offered through an intermediary brokerage platform that does not require payments relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services, or effecting portfolio transactions for the fund, that are specific to assets held in such group retirement plans and vary from such payments otherwise made for such services with respect to assets held in non-group retirement plan accounts.
Class C shares
The maximum amount you may invest in Class C shares with any single purchase is $999,999.99. John Hancock Signature Services, Inc. (Signature Services), the transfer agent for the fund, may accept a purchase request for Class C shares for $1,000,000 or more when the purchase is pursuant to the reinstatement privilege (see “Sales charge reductions and waivers”). Class C shares automatically convert to Class A shares after eight years, provided that the fund or the financial intermediary through which a shareholder purchased or holds Class C shares has records verifying that the Class C shares have been held for at least eight years. Group retirement plan recordkeeping platforms of certain intermediaries that hold Class C shares with the fund in an omnibus account do not track participant level share lot aging and, as such, these Class C shares would not satisfy the conditions for the automatic Class C to Class A conversion.
Class I shares
Class I shares are offered without any sales charge to the following types of investors if they also meet the minimum initial investment requirement for purchases of Class I shares (see “Opening an account”):
●
Clients of financial intermediaries who: (i) charge such clients a fee for advisory, investment, consulting, or similar services; (ii) have entered into an agreement with the distributor to offer Class I shares through a no-load program or investment platform; or (iii) have entered into an agreement with the distributor to offer Class I shares to clients on certain brokerage platforms where the intermediary is acting solely as an agent for the investor who may be required to pay a commission and/or other forms of compensation to the intermediary. Other share classes of the fund have different fees and expenses.
●
Retirement and other benefit plans
●
Endowment funds, foundations, donor advised funds, and other charitable entities
●
Any state, county, or city, or its instrumentality, department, authority, or agency
●
Accounts registered to insurance companies, trust companies, and bank trust departments
●
Any entity that is considered a corporation for tax purposes
●
Investment companies, both affiliated and not affiliated with the advisor
●
Trustees, employees of the advisor or its affiliates, employees of the subadvisor, members of the fund’s portfolio management team and the spouses and children (under age 21) of the aforementioned
Class R6 shares
Class R6 shares are offered without any sales charge and are generally made available to the following types of investors if they also meet the minimum initial investment requirement for purchases of Class R6 shares. (See “Opening an account.”)
●
Qualified 401(a) plans (including 401(k) plans, Keogh plans, profit-sharing pension plans, money purchase pension plans, target benefit plans, defined benefit pension plans, and Taft-Hartley multi-employer pension plans) (collectively, qualified plans)
●
Endowment funds, foundations, donor advised funds, and other charitable entities
●
Any state, county, or city, or its instrumentality, department, authority, or agency
●
403(b) plans and 457 plans, including 457(a) governmental entity plans and tax-exempt plans
●
Accounts registered to insurance companies, trust companies, and bank trust departments
●
Investment companies, both affiliated and not affiliated with the advisor
●
Any entity that is considered a corporation for tax purposes, including corporate nonqualified deferred compensation plans of such corporations
●
Trustees, employees of the advisor or its affiliates, employees of the
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subadvisor, members of the fund’s portfolio management team and the spouses and children (under age 21) of the aforementioned
●
Financial intermediaries utilizing fund shares in certain eligible qualifying investment product platforms under a signed agreement with the distributor
Class R6 shares may not be available through certain investment dealers.
The availability of Class R6 shares for qualified plan investors will depend upon the policies of your financial intermediary and/or the recordkeeper for your qualified plan.
Class R6 shares also are generally available only to qualified plan investors where plan level or omnibus accounts are held on the books of the fund.
Class R6 shares are not available to retail non-retirement accounts, Traditional and Roth individual retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, and 529 college savings plans.
Class cost structure

Class A shares
●
A front-end sales charge, as described in the section “How sales charges for Class A and Class C shares are calculated”
●
Distribution and service (Rule 12b-1) fees of 0.15% (under the Rule 12b-1 plan, the distributor has the ability to collect 0.25%; however, the distributor has contractually agreed to waive 0.10% of these fees until September 30, 2025)
●
A 1.00% Contingent Deferred Sales Charge (CDSC) on certain shares sold within 18 months of purchase
Class C shares
●
No front-end sales charge; all your money goes to work for you right away
●
Rule 12b-1 fees of 0.90% (under the Rule 12b-1 plan, the distributor has the ability to collect 1.00%; however, the distributor has contractually agreed to waive 0.10% of these fees until September 30, 2025)
●
A 1.00% CDSC on shares sold within one year of purchase
●
Automatic conversion to Class A shares after eight years, thus reducing future annual expenses (certain exclusions may apply)
Class I shares
●
No front-end or deferred sales charges; however, if you purchase Class I shares through a broker acting solely as an agent on behalf of its customers, you may be required to pay a commission to the broker
●
No Rule 12b-1 fees
Class R6 shares
●
No front-end or deferred sales charges; all your money goes to work for you right away
●
No Rule 12b-1 fees
Rule 12b-1 fees
Rule 12b-1 fees will be paid to the fund’s distributor, John Hancock Investment Management Distributors LLC, and may be used by the distributor for expenses relating to the sale, distribution of, and shareholder or administrative services for holders of the shares of the class, and for the payment of service fees that come within Rule 2341 of the Conduct Rules of the Financial Industry Regulatory Authority (FINRA).
Because Rule 12b-1 fees are paid out of the fund’s assets on an ongoing basis, over time they will increase the cost of your investment and may cost shareholders more than other types of sales charges.
Your broker-dealer or agent may charge you a fee to effect transactions in fund shares. Other share classes of the fund, which have their own expense structure, may be offered in separate prospectuses.
Additional payments to financial intermediaries
Class A and Class C shares of the fund are primarily sold through financial intermediaries, such as brokers, banks, registered investment advisors, financial planners, and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:
●
directly, by the payment of sales commissions, if any; and
●
indirectly, as a result of the fund paying Rule 12b-1 fees.
Class I shares do not carry sales commissions or pay Rule 12b-1 fees. However, if you purchase Class I shares through a broker acting solely as an agent on behalf of its customers, you may be required to pay a commission to the broker.
No dealer compensation is paid from fund assets on sales of Class R6 shares. Class R6 shares do not carry sales commissions, pay Rule 12b-1 fees, or make payments to financial intermediaries to assist in the distributor’s efforts to promote the sale of the fund’s shares. Neither the fund nor its affiliates make any type of administrative or service payments in connection with investments in Class R6 shares.
Except with respect to Class R6 shares, certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and Rule 12b-1 fees, if applicable, out of the distributor’s own resources.
These additional payments are sometimes referred to as revenue sharing. These payments assist in the distributor’s efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation, and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.
The distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the advisor and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing the distributor or its affiliates to participate in conferences, seminars, or other programs attended by
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Your account
the intermediary’s sales force. Although an intermediary may seek revenue-sharing payments to offset costs incurred by the firm in servicing its clients who have invested in the fund, the intermediary may earn a profit on these payments. Revenue-sharing payments may provide your firm with an incentive to favor the fund.
The SAI discusses the distributor’s revenue-sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.
The distributor, advisor, and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services, or effecting portfolio transactions for the fund. If your intermediary provides these services, the advisor or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the advisor or its affiliates that are not related to the fund.
How sales charges for Class A and Class C shares are calculated

Class A sales charges are as follows:
Your investment ($)	As a % of offering price*	As a % of your investment
Up to 99,999	4.00	4.17
100,000–249,999	3.50	3.63
250,000 and over	See below
*
Offering price is the net asset value per share plus any initial sales charge.
You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class C, Class I, Class R2, Class R4, Class R5, or Class R6 shares of a John Hancock open-end mutual fund. To receive the reduced sales charge, you must tell your broker or financial professional at the time you purchase the fund’s Class A shares about any other John Hancock mutual funds held by you, your spouse, or your children under the age of 21. This includes investments held in an individual retirement account, in an employee benefit plan, or with a broker or financial professional other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about sales charges, reductions, and waivers, you may visit the fund’s website at jhinvestments.com, which includes hyperlinks to facilitate access to this information. You may also consult your broker or financial professional, or refer to the section entitled “Sales Charges on Class A and Class C Shares” in the fund’s SAI. You may request an SAI from your broker or financial professional by accessing the fund’s website at jhinvestments.com or by calling Signature Services at 800-225-5291.
Investments of $250,000 or more
Class A shares are available with no front-end sales charge on investments of $250,000 or more. There is a CDSC on any Class A shares upon which a commission or finder’s fee was paid that are sold within the first 18 months of purchase, as follows:
Class A deferred charges on investments of $250,000 or more
Months after purchase	CDSC (%)
First 18 months	1.00
After 18 months	None
For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.
The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that are not subject to a CDSC.
Class C shares
Shares are offered at their net asset value per share, without any initial sales charge.
A CDSC may be charged if a commission has been paid and you sell Class C shares within a certain time after you bought them, as described in the table below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSC is as follows:
Class C deferred charges
Years after purchase	CDSC (%)
1st year	1.00
After 1st year	None
For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.
To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC.
Sales charge reductions and waivers

The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 - Intermediary sales charge waivers, which includes information about specific sales charge waivers applicable to the intermediaries identified therein).
Reducing your Class A sales charges
There are several ways you can combine multiple purchases of shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.
●
Accumulation privilege—lets you add the value of any class of shares of any John Hancock open-end fund you already own to the amount of your next Class A investment for purposes of calculating the sales
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Your account
charge. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.
●
Letter of intention—lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a letter of intention to qualify for reduced sales charges if you plan to invest at least to the first breakpoint level (generally $50,000 or $100,000 depending on the specific fund) in a John Hancock fund’s Class A shares during the next 13 months. Completing a letter of intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual amount purchased. It is your responsibility to tell John Hancock Signature Services Inc. or your financial professional when you believe you have purchased shares totaling an amount eligible for reduced sales charges, as stated in your letter of intention. Further information is provided in the SAI.
●
Combination privilege—lets you combine shares of all funds for purposes of calculating the Class A sales charge.
To utilize any reduction, you must complete the appropriate section of your application, or contact your financial professional or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).
Group investment program
A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group’s investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments per account opened must satisfy minimum initial investment requirements specified in the section entitled “Opening an account”), and individual investors may close their accounts at any time.
To utilize this program, you must contact your financial professional or Signature Services to find out how to qualify. Consult the SAI for additional details (see the back cover of this prospectus).
CDSC waivers
As long as Signature Services is notified at the time you sell, any CDSC for Class A or Class C shares will be waived in the following cases, as applicable:
●
to make payments through certain systematic withdrawal plans
●
redemptions pursuant to the fund’s right to liquidate an account that is below the minimum account value stated below in “Dividends and account policies,” under the subsection “Small accounts”
●
redemptions of Class A shares by a group retirement plan that continues to offer the same or another John Hancock mutual fund as an investment to its participants
●
redemptions made under certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies
●
to make certain distributions from a retirement plan
●
because of shareholder death or disability
●
rollovers, contract exchanges, or transfers of John Hancock custodial 403(b)(7) account assets required by John Hancock as a result of its decision to discontinue maintaining and administering 403(b)(7) accounts
To utilize a waiver, you must contact your financial professional or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus). Please note, these waivers are distinct from those described in Appendix 1, “Intermediary sales charge waivers.”
Reinstatement privilege
If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds back into the same share class of the same fund and account from which it was removed, within 120 days without a sales charge, subject to fund minimums, as long as Signature Services or your financial professional is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. Consult the SAI for additional details.
To utilize this privilege, you must contact your financial professional or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).
Waivers for certain investors
Class A shares may be offered without front-end sales charges or CDSCs to the following individuals and institutions:
●
Selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)
●
Financial intermediaries utilizing fund shares in eligible retirement platforms, fee-based, or wrap investment products
●
Financial intermediaries who offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to their customers
●
Fund Trustees and other individuals who are affiliated with these or other John Hancock funds, including employees of John Hancock companies or Manulife Financial Corporation (and their Immediate Family, as defined in the SAI)
●
Individuals exchanging shares held in an eligible fee-based program for Class A shares, provided however, subsequent purchases in Class A shares will be subject to applicable sales charges
●
Individuals transferring assets held in a SIMPLE IRA, SEP, or SARSEP invested in John Hancock funds directly to an IRA
●
Individuals converting assets held in an IRA, SIMPLE IRA, SEP, or SARSEP invested in John Hancock funds directly to a Roth IRA
●
Individuals recharacterizing assets from an IRA, Roth IRA, SEP, SARSEP, or SIMPLE IRA invested in John Hancock funds back to the original account type from which they were converted
●
Participants in group retirement plans that are eligible and permitted to purchase Class A shares as described in the “Choosing an eligible share class” section above. This waiver is contingent upon the group retirement plan being in a recordkeeping arrangement and does not apply to group retirement plans transacting business with the fund through a brokerage relationship in which sales charges are customarily imposed, unless such brokerage relationship qualifies for a sales charge waiver as described. In addition, this waiver does not apply to a group retirement plan that leaves its current recordkeeping
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Your account
arrangement and subsequently transacts business with the fund through a brokerage relationship in which sales charges are customarily imposed. Whether a sales charge waiver is available to your group retirement plan through its record keeper depends upon the policies and procedures of your intermediary. Please consult your financial professional for further information
●
Terminating participants in a pension, profit-sharing, or other plan qualified under Section 401(a) of the Code, or described in Section 457(b) of the Code, (i) that is funded by certain John Hancock group annuity contracts, (ii) for which John Hancock Trust Company serves as trustee or custodian, or (iii) the trustee or custodian of which has retained John Hancock Retirement Plan Services (“RPS”) as a service provider, rolling over assets (directly or within 60 days after distribution) from such a plan (or from a John Hancock Managed IRA or John Hancock Annuities IRA into which such assets have already been rolled over) to a John Hancock custodial IRA or John Hancock custodial Roth IRA or other John Hancock branded IRA offered through Manulife | John Hancock Brokerage Services LLC that invests in John Hancock funds, or the subsequent establishment of or any rollover into a new John Hancock fund account by such terminating participants and/or their Immediate Family (as defined in the SAI), including subsequent investments into such accounts, and that are held directly at John Hancock funds or at the John Hancock Personal Financial Services (“PFS”) Financial Center
●
Participants in a terminating pension, profit-sharing, or other plan qualified under Section 401(a) of the Code, or described in Section 457(b) of the Code (the assets of which, immediately prior to such plan's termination, were (a) held in certain John Hancock group annuity contracts, (b) in trust or custody by John Hancock Trust Company, or (c) by a trustee or custodian which has retained John Hancock RPS as a service provider, but have been transferred from such contracts or trust funds and are held either: (i) in trust by a distribution processing organization; or (ii) in a custodial IRA or custodial Roth IRA sponsored by an authorized third-party trust company and made available through John Hancock), rolling over assets (directly or within 60 days after distribution) from such a plan to a John Hancock custodial IRA or John Hancock custodial Roth IRA or other John Hancock branded IRA offered through Manulife | John Hancock Brokerage Services LLC that invests in John Hancock funds, or the subsequent establishment of or any rollover into a new John Hancock fund account by such participants and/or their Immediate Family (as defined in the SAI), including subsequent investments into such accounts, and that are held directly at John Hancock funds or at the PFS Financial Center
●
Participants actively enrolled in a John Hancock RPS plan account (or an account the trustee of which has retained John Hancock RPS as a service provider) rolling over or transferring assets into a new John Hancock custodial IRA or John Hancock custodial Roth IRA or other John Hancock branded IRA offered through Manulife | John Hancock Brokerage Services LLC that invests in John Hancock funds through John Hancock PFS (to the extent such assets are otherwise prohibited from rolling over or transferring into such participant's John Hancock RPS plan account), including subsequent investments into such accounts, and that are held directly at John Hancock funds or at the John Hancock PFS Financial Center
●
Individuals rolling over assets held in a John Hancock custodial 403(b)(7) account into a John Hancock custodial IRA account
●
Former employees/associates of John Hancock, its affiliates, or agencies rolling over (directly or indirectly within 60 days after distribution) to a new John Hancock custodial IRA or John Hancock custodial Roth IRA from the John Hancock Employee Investment-Incentive Plan (TIP), John Hancock Savings Investment Plan (SIP), or the John Hancock Pension Plan, and such participants and their Immediate Family (as defined in the SAI) subsequently establishing or rolling over assets into a new John Hancock account through the John Hancock PFS Group, including subsequent investments into such accounts, and that are held directly at John Hancock funds or at the John Hancock PFS Financial Center
●
A member of a class action lawsuit against insurance companies who is investing settlement proceeds
To utilize a waiver, you must contact your financial professional or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus). Please note, these waivers are distinct from those described in Appendix 1, “Intermediary sales charge waivers.”
Other waivers
Front-end sales charges and CDSCs are not imposed in connection with the following transactions:
●
Exchanges from one John Hancock fund to the same class of any other John Hancock fund (see “Transaction policies” in this prospectus for additional details)
●
Dividend reinvestments (see “Dividends and account policies” in this prospectus for additional details)
●
In addition, the availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 - Intermediary sales charge waivers, which includes information about specific sales charge waivers applicable to the intermediaries identified therein). In all instances, it is the purchaser’s responsibility to notify the fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from the fund or through another intermediary to receive these waivers or discounts.
Opening an account

1
Read this prospectus carefully.
2
Determine if you are eligible by referring to “Choosing an eligible share class.”
3
Determine how much you want to invest. The minimum initial investments for Class A, Class C, Class I, and Class R6 shares are described below. There are no subsequent minimum investment requirements for these share classes.
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Your account
Share Class	Minimum initial investment
Class A and Class C
$1,000 ($250 for group investments). However, there is
no minimum initial investment for certain group
retirement plans using salary deduction or similar group
methods of payment, for fee-based or wrap accounts of
selling firms that have executed a fee-based or wrap
agreement with the distributor, or for certain other
eligible investment product platforms.

Class I
$250,000. However, the minimum initial investment
requirement may be waived, at the fund’s sole discretion,
for investors in certain fee-based, wrap, or other
investment platform programs, or in certain brokerage
platforms where the intermediary is acting solely as an
agent for the investor. The fund also may waive the
minimum initial investment for other categories of
investors at its discretion, including for Trustees,
employees of the advisor or its affiliates, employees of
the subadvisor, members of the fund’s portfolio
management team and the spouses and children (under
age 21) of the aforementioned.

Class R6
$1 million. However, there is no minimum initial
investment requirement for: (i) qualified and
nonqualified plan investors; (ii) certain eligible qualifying investment product platforms; or (iii) Trustees,
employees of the advisor or its affiliates, employees of
the subadvisor, members of the fund’s portfolio
management team and the spouses and children (under
age 21) of the aforementioned.

4
All shareholders must complete the account application, carefully following the instructions. If you have any questions, please contact your financial professional or call Signature Services at 800-225-5291 for Class A and Class C shares or 888-972-8696 for Class I and Class R6 shares.
5
For Class A and Class C shares, complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.
6
Make your initial investment using the instructions under “Buying shares.” You and your financial professional can initiate any purchase, exchange, or sale of shares.
Important information about opening a new account
To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act) requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.
For individual investors opening an account. When you open an account, you will be asked for your name, residential address, date of birth, and Social Security number.
For investors other than individuals. When you open an account, you will be asked for the name of the entity, its principal place of business, and taxpayer identification number (TIN), and you may be requested to provide information on persons with authority or control over the account, including, but not limited to, name, residential address, date of birth, and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments, or partnership agreements, and other information that will help Signature Services identify the entity. Please see the mutual fund account application for more details.
Information for plan participants

Plan participants generally must contact their plan service provider to purchase, redeem, or exchange shares. The administrator of a retirement plan or employee benefits office can provide participants with detailed information on how to participate in the plan, elect a fund as an investment option, elect different investment options, alter the amounts contributed to the plan, or change allocations among investment options. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan.
Financial service firms may provide some of the shareholder servicing and account maintenance services required by retirement plan accounts and their plan participants, including transfers of registration, dividend payee changes, and generation of confirmation statements, and may arrange for plan administrators to provide other investment or administrative services. Financial service firms may charge retirement plans and plan participants transaction fees and/or other additional amounts for such services. Similarly, retirement plans may charge plan participants for certain expenses. These fees and additional amounts could reduce an investment return in the fund.
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Your account
Buying shares

Class A and Class C shares
Opening an account	Adding to an account
By check
●Make out a check for the investment amount, payable to “John Hancock
Signature Services, Inc.”
●Deliver the check and your completed application to your financial professional or mail them to Signature Services (address below).

●Make out a check for the investment amount, payable to “John Hancock
Signature Services, Inc.”
●Include a note specifying the fund name, the share class, your account number, and the name(s) in which the account is registered.
●Deliver the check and your investment slip or note to your financial professional, or mail them to Signature Services (address below).

By exchange
●Call your financial professional or Signature Services to request an exchange.	●Log on to the website below to process exchanges between funds. ●Call EASI-Line for automated service. ●Call your financial professional or Signature Services to request an exchange.
By wire
●Deliver your completed application to your financial professional or mail it to Signature Services.
●Obtain your account number by calling your financial professional or
Signature Services.
●Obtain wiring instructions by calling Signature Services.
●Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number, and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

●Obtain wiring instructions by calling Signature Services.
●Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number, and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By internet
●See “By exchange” and “By wire.”
●Verify that your bank or credit union is a member of the Automated
Clearing House (ACH) system.
●Complete the “Bank information” section on your account application.
●Log on to the website below to initiate purchases using your authorized bank account.

By phone
●See “By exchange” and “By wire.”
●Verify that your bank or credit union is a member of the ACH system.
●Complete the “To purchase, exchange, or redeem shares via telephone”
and “Bank information” sections on your account application.
●Call EASI-Line for automated service.
●Call your financial professional or call Signature Services between
8:00 a.m. and 7:00 p.m., Monday–Thursday, and on Friday, between
8:00 a.m. and 6:00 p.m., Eastern time.

To add to an account using the Monthly Automatic Accumulation Program, see “Additional investor services.”

Regular mail	Express delivery	Website	EASI-Line	Signature Services, Inc.
John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407	jhinvestments.com	(24/7 automated service) 800-338-8080	800-225-5291
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Your account
Buying shares

Class I shares
Opening an account	Adding to an account
By check
●Make out a check for the investment amount, payable to “John Hancock
Signature Services, Inc.”
●Deliver the check and your completed application to your financial professional or mail them to Signature Services (address below).

●Make out a check for the investment amount, payable to “John Hancock
Signature Services, Inc.”
●Include a note specifying the fund name, the share class, your account number, and the name(s) in which the account is registered.
●Deliver the check and your investment slip or note to your financial professional, or mail them to Signature Services (address below).

By exchange
●Call your financial professional or Signature Services to request an exchange.
●Log on to the website below to process exchanges between funds.
●You may exchange Class I shares for other Class I shares or John
Hancock Money Market Fund Class A shares.
●Call your financial professional or Signature Services to request an exchange.

By wire
●Deliver your completed application to your financial professional or mail it to Signature Services.
●Obtain your account number by calling your financial professional or
Signature Services.
●Obtain wiring instructions by calling Signature Services.
●Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number, and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

●Obtain wiring instructions by calling Signature Services.
●Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number, and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By internet
●See “By exchange” and “By wire.”
●Verify that your bank or credit union is a member of the Automated
Clearing House (ACH) system.
●Complete the “Bank information” section on your account application.
●Log on to the website below to initiate purchases using your authorized bank account.

By phone
●See “By exchange” and “By wire.”
●Verify that your bank or credit union is a member of the ACH system.
●Complete the “To purchase, exchange, or redeem shares via telephone”
and “Bank information” sections on your account application.
●Call your financial professional or call Signature Services between
8:30 a.m. and 5:00 p.m., Eastern time, on most business days.

Regular mail	Express delivery	Website	Signature Services, Inc.
John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407	jhinvestments.com	888-972-8696
26

Your account
Buying shares

Class R6 shares
Opening an account	Adding to an account
By check
●Make out a check for the investment amount, payable to “John Hancock
Signature Services, Inc.”
●Deliver the check and your completed application to your financial professional or mail them to Signature Services (address below).

●Make out a check for the investment amount, payable to “John Hancock
Signature Services, Inc.”
●Include a note specifying the fund name, the share class, your account number, and the name(s) in which the account is registered.
●Deliver the check and your investment slip or note to your financial professional, or mail them to Signature Services (address below).

By exchange
●Call your financial professional or Signature Services to request an exchange.
●Log on to the website below to process exchanges between funds.
●You may exchange Class R6 shares for other Class R6 shares or John
Hancock Money Market Fund Class A shares.
●Call your financial professional or Signature Services to request an exchange.

By wire
●Deliver your completed application to your financial professional or mail it to Signature Services.
●Obtain your account number by calling your financial professional or
Signature Services.
●Obtain wiring instructions by calling Signature Services.
●Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number, and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

●Obtain wiring instructions by calling Signature Services.
●Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number, and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By internet
●See “By exchange” and “By wire.”
●Verify that your bank or credit union is a member of the Automated
Clearing House (ACH) system.
●Complete the “Bank information” section on your account application.
●Log on to the website below to initiate purchases using your authorized bank account.

By phone
●See “By exchange” and “By wire.”
●Verify that your bank or credit union is a member of the ACH system.
●Complete the “To purchase, exchange, or redeem shares via telephone”
and “Bank information” sections on your account application.
●Call your financial professional or call Signature Services between
8:30 a.m. and 5:00 p.m., Eastern time, on most business days.

Regular mail	Express delivery	Website	Signature Services, Inc.
John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407	jhinvestments.com	888-972-8696
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Your account
Selling shares

Class A and Class C shares
To sell some or all of your shares
By letter
●Accounts of any type ●Sales of any amount
●Write a letter of instruction or complete a stock power indicating the fund name, the share class, your account number, the name(s) in which the account is registered, and the dollar value or number of shares you wish to sell.
●Include all signatures and any additional documents that may be required (see the next page).
●Mail the materials to Signature Services (address below).
●A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

By internet
●Most accounts ●Sales of up to $100,000	●Log on to the website below to initiate redemptions from your fund.
By phone
●Most accounts ●Sales of up to $100,000
●Call EASI-Line for automated service.
●Call your financial professional or call Signature Services between
8:00 a.m. and 7:00 p.m., Monday–Thursday, and on Friday, between
8:00 a.m. and 6:00 p.m., Eastern time.

By wire or electronic funds transfer (EFT)
●Requests by letter to sell any amount ●Requests by internet or phone to sell up to $100,000
●To verify that the internet or telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call Signature Services.
●A $4 fee will be deducted from your account. Your bank may also charge a fee for this service.

By exchange
●Accounts of any type ●Sales of any amount
●Obtain a current prospectus for the fund into which you are exchanging by accessing the fund’s website or by calling your financial professional or Signature Services.
●Log on to the website below to process exchanges between your funds.
●Call EASI-Line for automated service.
●Call your financial professional or Signature Services to request an exchange.

To sell shares through a systematic withdrawal plan, see “Additional investor services.”

Regular mail	Express delivery	Website	EASI-Line	Signature Services, Inc.
John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407	jhinvestments.com	(24/7 automated service) 800-338-8080	800-225-5291
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Your account
Selling shares in writing

Class A and Class C shares
In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:
●
your address has been changed within the past 30 days or bank of record has changed within the past 15 days, and you would like the payment to be sent to your new address or bank,
●
you are selling more than $100,000 worth of shares (this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock), or
●
you are requesting payment other than by a check mailed to the address/bank of record and payable to the registered owner(s).
You will need to obtain your signature guarantee from a member of the Medallion Signature Guarantee Program. Most broker-dealers, banks, credit unions, and securities exchanges are members of this program. A notary public CANNOT provide a signature guarantee. Signature Services may make exceptions to any of the signature guarantee requirements.
Seller	Requirements for written requests
Owners of individual, joint, or UGMA/UTMA accounts (custodial accounts for minors)
●Letter of instruction
●On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered
●Medallion signature guarantee, if applicable (see above)

Owners of corporate, sole proprietorship, general partner, or association accounts
●Letter of instruction
●Corporate business/organization resolution, certified within the past
12 months, or a John Hancock business/organization certification form
●On the letter and the resolution, the signature of the person(s)
authorized to sign for the account
●Medallion signature guarantee, if applicable (see above)

Owners or trustees of trust accounts
●Letter of instruction
●On the letter, the signature(s) of the trustee(s)
●Copy of the trust document, certified within the past 12 months, or a
John Hancock trust certification form
●Medallion signature guarantee, if applicable (see above)

Joint tenancy shareholders with rights of survivorship with deceased co-tenant(s)	●Letter of instruction signed by surviving tenant(s) ●Copy of the death certificate ●Medallion signature guarantee, if applicable (see above) ●Inheritance tax waiver, if applicable
Executors of shareholder estates
●Letter of instruction signed by the executor
●Copy of the order appointing executor, certified within the past
12 months
●Medallion signature guarantee, if applicable (see above)
●Inheritance tax waiver, if applicable

Administrators, conservators, guardians, and other sellers, or account types not listed above	●Call Signature Services for instructions

Regular mail	Express delivery	Website	EASI-Line	Signature Services, Inc.
John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407	jhinvestments.com	(24/7 automated service) 800-338-8080	800-225-5291
29

Your account
Selling shares

Class I shares
To sell some or all of your shares
By letter
●Sales of any amount
●Write a letter of instruction or complete a stock power indicating the fund name, the share class, your account number, the name(s) in which the account is registered, and the dollar value or number of shares you wish to sell.
●Include all signatures and any additional documents that may be required (see the next page).
●Mail the materials to Signature Services (address below).
●A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.
●Certain requests will require a Medallion signature guarantee. Please refer to “Selling shares in writing” on the next page.

By internet
●Most accounts ●Sales of up to $100,000	●Log on to the website below to initiate redemptions from your fund.
By phone
Amounts up to $100,000:
●Redemption proceeds of up to $100,000 may be sent by wire or by check. A check will be mailed to the exact name(s) and address on the account.
●To place your request with a representative at John Hancock, call
Signature Services between 8:30 a.m. and 5:00 p.m., Eastern time, on most business days, or contact your financial professional.
●Redemption proceeds exceeding $100,000 will be wired to your designated bank account, unless a Medallion signature guaranteed letter is provided requesting payment by check. Please refer to “Selling shares in writing.”

●Most accounts
Amounts up to $5 million:
●Available to the following types of accounts: custodial accounts held by banks, trust companies, or broker-dealers; endowments and
foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans, and all John Hancock custodial retirement accounts)

By wire or electronic funds transfer (EFT)
●Requests by letter to sell any amount ●Qualified requests by phone to sell to $5 million (accounts with telephone redemption privileges)
●To verify that the telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call
Signature Services.
●Amounts up to $100,000 may be sent by EFT or by check. Your bank may charge a fee for this service.
●Amounts of $5 million or more will be sent by wire.

By exchange
●Sales of any amount
●Obtain a current prospectus for the fund into which you are exchanging by accessing the fund’s website, or by calling your financial professional or Signature Services.
●You may only exchange Class I shares for other Class I shares or John
Hancock Money Market Fund Class A shares.
●Call your financial professional or Signature Services to request an exchange.

Regular mail	Express delivery	Website	Signature Services, Inc.
John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407	jhinvestments.com	888-972-8696
30

Your account
Selling shares in writing

Class I shares
In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:
●
your address has been changed within the past 30 days or bank of record has changed within the past 15 days, and you would like the payment to be sent to your new address or bank;
●
you are selling more than $100,000 worth of shares and are requesting payment by check (this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock);
●
you are selling more than $5 million worth of shares from the following types of accounts: custodial accounts held by banks, trust companies, or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans, and all John Hancock custodial retirement accounts); or
●
you are requesting payment other than by a check mailed to the address/bank of record and payable to the registered owner(s).
You will need to obtain your signature guarantee from a member of the Medallion Signature Guarantee Program. Most broker-dealers, banks, credit unions, and securities exchanges are members of this program. A notary public CANNOT provide a signature guarantee. Signature Services may make exceptions to any of the signature guarantee requirements.
Seller	Requirements for written requests
Owners of individual, joint, or UGMA/UTMA accounts (custodial accounts for minors)
●Letter of instruction
●On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered
●Medallion signature guarantee, if applicable (see above)

Owners of corporate, sole proprietorship, general partner, or association accounts
●Letter of instruction
●Corporate business/organization resolution, certified within the past
12 months, or a John Hancock business/organization certification form
●On the letter and the resolution, the signature of the person(s)
authorized to sign for the account
●Medallion signature guarantee, if applicable (see above)

Owners or trustees of trust accounts
●Letter of instruction
●On the letter, the signature(s) of the trustee(s)
●Copy of the trust document, certified within the past 12 months, or a
John Hancock trust certification form
●Medallion signature guarantee, if applicable (see above)

Joint tenancy shareholders with rights of survivorship with deceased co-tenant(s)	●Letter of instruction signed by surviving tenant(s) ●Copy of the death certificate ●Medallion signature guarantee, if applicable (see above) ●Inheritance tax waiver, if applicable
Executors of shareholder estates
●Letter of instruction signed by the executor
●Copy of the order appointing executor, certified within the past
12 months
●Medallion signature guarantee, if applicable (see above)
●Inheritance tax waiver, if applicable

Administrators, conservators, guardians, and other sellers, or account types not listed above	●Call Signature Services for instructions

Regular mail	Express delivery	Website	Signature Services, Inc.
John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407	jhinvestments.com	888-972-8696
31

Your account
Selling shares

Class R6 shares
To sell some or all of your shares
By letter
●Sales of any amount
●Write a letter of instruction or complete a stock power indicating the fund name, the share class, your account number, the name(s) in which the account is registered, and the dollar value or number of shares you wish to sell.
●Include all signatures and any additional documents that may be required (see the next page).
●Mail the materials to Signature Services (address below).
●A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.
●Certain requests will require a Medallion signature guarantee. Please refer to “Selling shares in writing” on the next page.

By internet
●Most accounts ●Sales of up to $100,000	●Log on to the website below to initiate redemptions from your fund.
By phone
Amounts up to $5 million:
●Available to the following types of accounts: custodial accounts held by banks, trust companies, or broker-dealers; endowments and
foundations; corporate accounts; and group retirement plans

●Redemption proceeds of up to $100,000 may be sent by wire or by check. A check will be mailed to the exact name(s) and address on the account.
●To place your request with a representative at John Hancock, call
Signature Services between 8:30 a.m. and 5:00 p.m., Eastern time, on most business days, or your financial professional.
●Redemption proceeds exceeding $100,000 will be wired to your designated bank account, unless a Medallion signature guaranteed letter is provided requesting payment by check. Please refer to “Selling shares in writing.”

By wire or electronic funds transfer (EFT)
●Requests by letter to sell any amount ●Qualified requests by phone to sell to $5 million (accounts with telephone redemption privileges)
●To verify that the telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call
Signature Services.
●Amounts of $5 million or more will be sent by wire.
●Amounts up to $100,000 may be sent by EFT or by check. Your bank may charge a fee for this service.

By exchange
●Sales of any amount
●Obtain a current prospectus for the fund into which you are exchanging by accessing the fund’s website, or by calling your financial professional or Signature Services.
●You may only exchange Class R6 shares for other Class R6 shares or
John Hancock Money Market Fund Class A shares.
●Call your financial professional or Signature Services to request an exchange.

Regular mail	Express delivery	Website	Signature Services, Inc.
John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407	jhinvestments.com	888-972-8696
32

Your account
Selling shares in writing

Class R6 shares
In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:
●
your address has been changed within the past 30 days or bank of record has changed within the past 15 days, and you would like the payment to be sent to your new address or bank;
●
you are selling more than $100,000 worth of shares and are requesting payment by check (this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock);
●
you are selling more than $5 million worth of shares from the following types of accounts: custodial accounts held by banks, trust companies, or broker-dealers; endowments and foundations; corporate accounts; and group retirement plans; or
●
you are requesting payment other than by a check mailed to the address/bank of record and payable to the registered owner(s).
You will need to obtain your signature guarantee from a member of the Medallion Signature Guarantee Program. Most broker-dealers, banks, credit unions, and securities exchanges are members of this program. A notary public CANNOT provide a signature guarantee. Signature Services may make exceptions to any of the signature guarantee requirements.
Seller	Requirements for written requests
Owners of individual, joint, or UGMA/UTMA accounts (custodial accounts for minors)
●Letter of instruction
●On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered
●Medallion signature guarantee, if applicable (see above)

Owners of corporate, sole proprietorship, general partner, or association accounts
●Letter of instruction
●Corporate business/organization resolution, certified within the past
12 months, or a John Hancock business/organization certification form
●On the letter and the resolution, the signature of the person(s)
authorized to sign for the account
●Medallion signature guarantee, if applicable (see above)

Owners or trustees of trust accounts
●Letter of instruction
●On the letter, the signature(s) of the trustee(s)
●Copy of the trust document, certified within the past 12 months, or a
John Hancock trust certification form
●Medallion signature guarantee, if applicable (see above)

Joint tenancy shareholders with rights of survivorship with deceased co-tenant(s)	●Letter of instruction signed by surviving tenant(s) ●Copy of the death certificate ●Medallion signature guarantee, if applicable (see above) ●Inheritance tax waiver, if applicable
Executors of shareholder estates
●Letter of instruction signed by the executor
●Copy of the order appointing executor, certified within the past
12 months
●Medallion signature guarantee, if applicable (see above)
●Inheritance tax waiver, if applicable

Administrators, conservators, guardians, and other sellers, or account types not listed above	●Call Signature Services for instructions

Regular mail	Express delivery	Website	Signature Services, Inc.
John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407	jhinvestments.com	888-972-8696
33

Your account
Transaction policies

Valuation of shares
The net asset value (NAV) for each class of shares of the fund is normally determined once daily as of the close of regular trading on the New York Stock Exchange (NYSE) (typically 4:00 p.m., Eastern time, on each business day that the NYSE is open). In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the NAV may be determined as of the regularly scheduled close of the NYSE pursuant to the advisor’s Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations. On holidays or other days when the NYSE is closed, the NAV is not calculated and the fund does not transact purchase or redemption requests. Trading of securities that are primarily listed on foreign exchanges may take place on weekends and U.S. business holidays on which the fund’s NAV is not calculated. Consequently, the fund’s portfolio securities may trade and the NAV of the fund’s shares may be significantly affected on days when a shareholder will not be able to purchase or redeem shares of the fund.
Each class of shares of the fund has its own NAV, which is computed by dividing the total assets, minus liabilities, allocated to each share class by the number of fund shares outstanding for that class. The current NAV of the fund is available on our website at jhinvestments.com.
Valuation of securities
The Board has designated the fund’s advisor as the valuation designee to perform fair value functions for the fund in accordance with the advisor’s valuation policies and procedures. As valuation designee, the advisor will determine the fair value, in good faith, of securities and other assets held by the fund for which market quotations are not readily available and, among other things, will assess and manage material risks associated with fair value determinations, select, apply and test fair value methodologies, and oversee and evaluate pricing services and other valuation agents used in valuing the fund’s investments. The advisor is subject to Board oversight and reports to the Board information regarding the fair valuation process and related material matters. The advisor carries out its responsibilities as valuation designee through its Pricing Committee.
Portfolio securities are valued by various methods that are generally described below. Portfolio securities also may be fair valued by the advisor’s Pricing Committee in certain instances pursuant to procedures established by the advisor and adopted by the Board of Trustees. Equity securities are generally valued at the last sale price or, for certain markets, the official closing price as of the close of the relevant exchange. Securities not traded on a particular day are valued using last available bid prices. A security that is listed or traded on more than one exchange is typically valued at the price on the exchange where the security was acquired or most likely will be sold. In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market. Equity securities traded principally in foreign markets are typically valued using the last sale price or official closing price in the relevant exchange or market, as adjusted by an independent pricing vendor to reflect fair value as of the close of the NYSE. On any day a foreign market is closed and the NYSE is open, any foreign securities will typically be valued using the last price or official closing price obtained from the relevant exchange on the prior business day adjusted based on information provided by an independent pricing vendor to reflect fair value as of the close of the NYSE. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. The value of securities denominated in foreign currencies is converted into U.S. dollars at the exchange rate supplied by an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price, while other futures contracts are typically valued at the last traded price on the exchange on which they trade as of the close of the NYSE. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of the close of the NYSE, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps and unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Shares of other open-end investment companies that are not exchange-traded funds (underlying funds) are valued based on the NAVs of such underlying funds.
Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, broker-dealer quotations, credit quality information, general market conditions, news, and other factors and assumptions. The fund may receive different prices when it sells odd-lot positions than it would receive for sales of institutional round lot positions. Pricing vendors generally value securities assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes.
The Pricing Committee engages in oversight activities with respect to pricing vendors, which includes, among other things, monitoring significant or unusual price fluctuations above predetermined tolerance levels from the prior day, back-testing of pricing vendor prices against actual trades, conducting periodic due diligence meetings and reviews, and periodically reviewing the inputs, assumptions and methodologies used by these vendors. Nevertheless, market quotations, official closing prices, or information furnished by a pricing vendor could be inaccurate, which could lead to a security being valued incorrectly.
If market quotations, official closing prices, or information furnished by a pricing vendor are not readily available or are otherwise deemed unreliable or not representative of the fair value of such security because of market- or issuer-specific events, a security will be valued at its fair value as determined in good faith by the Board’s valuation designee, the
34

Your account
advisor. In certain instances, therefore, the Pricing Committee may determine that a reported valuation does not reflect fair value, based on additional information available or other factors, and may accordingly determine in good faith the fair value of the assets, which may differ from the reported valuation.
Fair value pricing of securities is intended to help ensure that a fund’s NAV reflects the fair market value of the fund’s portfolio securities as of the close of regular trading on the NYSE (as opposed to a value that no longer reflects market value as of such close), thus limiting the opportunity for aggressive traders or market timers to purchase shares of the fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain, thereby diluting the interests of long-term shareholders. However, a security’s valuation may differ depending on the method used for determining value, and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.
The use of fair value pricing has the effect of valuing a security based upon the price the fund might reasonably expect to receive if it sold that security in an orderly transaction between market participants, but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty and subjective nature of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a readily available market price for the investment existed and these differences could be material.
Regarding the fund’s investment in an underlying fund that is not an ETF, which (as noted above) is valued at such underlying fund’s NAV, the prospectus for such underlying fund explains the circumstances and effects of fair value pricing for that underlying fund.
Buy and sell prices
When you buy shares, you pay the NAV, plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV, minus any applicable deferred sales charges.
Execution of requests
The fund is open for business when the NYSE is open, typically 9:30 a.m. to 4:00 p.m. Eastern time, Monday through Friday. A purchase or redemption order received in good order by the fund prior to the close of regular trading on the NYSE, on a day the fund is open for business, will be effected at that day’s NAV. An order received in good order after the fund close will generally be effected at the NAV determined on the next business day. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the time until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations. This may result in the fund closing for business prior to the time at which the fund’s NAV is determined. In this case, orders submitted after the fund closing may receive the NAV determined on the next business day.
At times of peak activity, it may be difficult to place requests by telephone, if available for your share class. During these times, consider using EASI-Line (if available for your share class), accessing jhinvestments.com, or sending your request in writing.
The fund typically expects to mail or wire redemption proceeds between 1 and 3 business days following the receipt of the shareholder’s redemption request. Processing time is not dependent on the chosen delivery method. In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.
Under normal market conditions, the fund typically expects to meet redemption requests through holdings of cash or cash equivalents or through sales of portfolio securities, and may access other available liquidity facilities. In unusual or stressed market conditions, such as, for example, during a period of time in which a foreign securities exchange is closed, in addition to the methods used in normal market conditions, the fund may meet redemption requests through the use of its line of credit, interfund lending facility, redemptions in kind, or such other liquidity means or facilities as the fund may have in place from time to time.
Telephone transactions
For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts in which (i) the mailing address has changed within the past 30 days and you would like the payment sent to your new address; or (ii) the bank of record has changed within the past 15 days and you would like the payment sent to your new bank.
Exchanges and conversions
You may exchange Class A or Class C shares of one John Hancock fund for shares of the same class of any other John Hancock fund that is then offering that class, generally without paying any sales charges, if applicable.
You may exchange Class I or Class R6 shares of one John Hancock fund for shares of the same class of any other John Hancock fund or for John Hancock Money Market Fund Class A shares.
The registration for both accounts involved in an exchange must be identical.
Note: Once exchanged into John Hancock Money Market Fund Class A shares, shares may only be exchanged back into the original class from which the shares were exchanged.
As applicable, shares acquired in an exchange will be subject to the CDSC rate and holding schedule of the fund in which such shares were originally purchased if and when such shares are redeemed. For purposes of determining the holding period for calculating the CDSC, shares will continue to age from their original purchase date.
Provided the fund’s eligibility requirements are met, and to the extent the referenced share class is offered by the fund, an investor in the fund pursuant to a fee-based, wrap, or other investment platform program of certain firms, as determined by the fund, may be afforded an opportunity to make a conversion of (i) Class A shares and/or Class C shares (not subject to a CDSC) also owned by the investor in the same fund to Class I shares or Class R6 shares of that fund; or (ii) Class I shares also owned by the investor to Class R6 shares of the same fund. Investors that no longer participate in a fee-based, wrap, or other investment platform program of
35

Your account
certain firms may be afforded an opportunity to make a conversion to Class A shares of the same fund. Class C shares may be converted to Class A at the request of the applicable financial intermediary after the expiration of the CDSC period, provided that the financial intermediary through which a shareholder purchased or holds Class C shares has records verifying that the Class C share CDSC period has expired and the position is held in an omnibus or dealer-controlled account. The fund may in its sole discretion permit a conversion of one share class to another share class of the same fund in certain circumstances other than those described above.
In addition, Trustees, employees of the advisor or its affiliates, employees of the subadvisor, members of the fund’s portfolio management team and the spouses and children (under age 21) of the aforementioned, may make a conversion of Class A or Class I shares also owned by the investor in the same fund to Class R6 shares. If Class R6 shares are unavailable, such investors may make a conversion of Class A shares in the same fund to Class I shares.
The conversion of one share class to another share class of the same fund in these particular circumstances should not cause the investor to realize taxable gain or loss. For further details, see “Additional information concerning taxes” in the SAI for information regarding taxation upon the redemption or exchange of shares of the fund (see the back cover of this prospectus).
The fund may change or cancel its exchange policies at any time, upon 60 days’ written notice to its shareholders. For further details, see “Additional services and programs” in the SAI (see the back cover of this prospectus).
Excessive trading
The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in market timing or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.
Right to reject or restrict purchase and exchange orders
Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject, or cancel (with respect to cancellations within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may, in its discretion, restrict, reject, or cancel a purchase or exchange order even if the transaction is not subject to a specific limitation on exchange activity, as described below, if the fund or its agent determines that accepting the order could interfere with the efficient management of the fund’s portfolio, or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.
Exchange limitation policies
The Board of Trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.
Limitation on exchange activity
The fund or its agent may reject or cancel a purchase order, suspend or terminate the exchange privilege, or terminate the ability of an investor to invest in John Hancock funds if the fund or its agent determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund or its agent cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund or its agent may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.
Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations, or U.S. Department of Labor regulations. Certain automated or preestablished exchange, asset allocation, and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.
These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts, and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control, or influence.
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Your account
Limitation on the ability to detect and curtail excessive trading practices
Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of the fund to prevent excessive trading, there is no guarantee that the fund or its agent will be able to identify such shareholders or curtail their trading practices. The ability of the fund and its agent to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial advisor, broker, retirement plan administrator, or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries, such as financial advisors, brokers, retirement plan administrators, or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information-sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.
Excessive trading risk
To the extent that the fund or its agent is unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund’s portfolio and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit, and engaging in increased portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.
While excessive trading can potentially occur in the fund, certain types of funds are more likely than others to be targets of excessive trading. For example:
●
A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries that may trade infrequently or are fair valued as discussed under “Valuation of securities” entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).
●
A fund that invests a material portion of its assets in securities of foreign issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.
●
A fund that invests a significant portion of its assets in below-investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed under “Valuation of securities” incurs a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).
Any frequent trading strategies may interfere with efficient management of a fund’s portfolio and raise costs. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers, or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.
Account information
The fund is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth, and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, the fund may close your account, redeem your shares at the next NAV, minus any applicable sales charges, and take any other steps that it deems reasonable.
Certificated shares
The fund does not issue share certificates. Shares are electronically recorded.
Sales in advance of purchase payments
When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to 10 business days after the purchase.
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Dividends and account policies

Account statements
For Class A and Class C shares, in general, you will receive account statements as follows:
●
after every transaction (except a dividend reinvestment, automatic investment, or systematic withdrawal) that affects your account balance
●
after any changes of name or address of the registered owner(s)
●
in all other circumstances, every quarter
For Class I and Class R6 shares, in general, you will receive account statements as follows:
●
after every transaction (except a dividend reinvestment) that affects your account balance
●
after any changes of name or address of the registered owner(s)
●
in all other circumstances, every quarter
Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by February 15.
Dividends
The fund generally declares dividends daily and pays them monthly. Most of the fund’s dividends are income dividends. Your dividends begin accruing the day after the fund receives payment and continue through the day your shares are actually sold. Capital gains, if any, are typically distributed at least annually, typically after the end of the fund’s fiscal year.
Dividend reinvestments
Most investors have their dividends reinvested in additional shares of the same class of the same fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested. Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.
Taxability of dividends
The fund intends to meet certain federal tax requirements so that distributions of the tax-exempt interest it earns may be treated as “exempt-interest dividends.” However, any portion of exempt-interest dividends attributable to interest on private activity bonds may increase certain shareholders’ alternative minimum tax. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December. The fund’s dividends are generally not exempt from state and local income taxes.
The Form 1099 that is mailed to you every February, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.
Returns of capital
If the fund’s distributions exceed its taxable and tax-exempt interest income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.
Taxability of transactions
Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.
Small accounts
If the value of your account of Class A or Class C shares is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, the fund may close out your account and mail you the proceeds. Alternatively, the fund may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason.
Additional investor services

Monthly Automatic Accumulation Program (MAAP)
MAAP lets you set up regular investments from paychecks or bank accounts to the John Hancock fund(s) to purchase Class A and Class C shares. Investors determine the frequency and amount of investments ($25 minimum per month), and they can terminate the program at any time. To establish, you must satisfy the minimum initial investment requirements specified in the section “Opening an account” and complete the appropriate parts of the account application.
Systematic withdrawal plan
This plan may be used for routine bill payments or periodic withdrawals from your account of Class A and Class C shares. To establish:
●
Make sure you have at least $5,000 worth of shares in your account.
●
Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you because of sales charges).
●
Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.
●
Determine the schedule: monthly, quarterly, semiannually, annually, or in certain selected months.
●
Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial professional or Signature Services.
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Retirement plans
John Hancock funds offer a range of retirement plans, including Traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans, and SEPs. Using these plans, you can invest in any John Hancock fund. To find out more, call Signature Services at 800-225-5291.
John Hancock does not accept requests to establish new John Hancock custodial 403(b)(7) accounts, does not accept requests for exchanges or transfers into your existing John Hancock custodial 403(b)(7) accounts, and requires additional disclosure documentation if you direct John Hancock to exchange or transfer some or all of your John Hancock custodial 403(b)(7) account assets to another 403(b)(7) contract or account. In addition, the fund no longer accepts salary deferrals into 403(b)(7) accounts. Please refer to the SAI for more information regarding these restrictions.
Disclosure of fund holdings
The following information for the fund is posted on the website, jhinvestments.com, generally on the fifth business day after month end: top 10 holdings; top 10 sector analysis; total return/yield; top 10 countries; average quality/maturity; beta/alpha; and top 10 portfolio composition. All of the holdings of the fund will be posted to the website no earlier than 15 days after each calendar month end, and will remain posted on the website for six months. All of the fund’s holdings as of the end of the third month of every fiscal quarter will be disclosed on Form N-PORT within 60 days of the end of the fiscal quarter. All of the fund’s holdings as of the end of the second and fourth fiscal quarters will be disclosed on Form N-CSR within 70 days of the end of such fiscal quarters. A description of the fund’s policies and procedures with respect to the disclosure of its portfolio securities is available in the SAI.
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Appendix 1 - Intermediary sales charge waivers

Intermediary sales charge waivers
Merrill Lynch, Pierce, Fenner & Smith Incorporated (Merrill)
Effective March 1, 2024, purchases or sales of front-end (i.e., Class A) or level-load (i.e., Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this fund’s prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.
It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.
Additional information on waivers and discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement“) and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.
Front-end Load Waivers Available at Merrill
●
Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
●
Shares purchased through a Merrill investment advisory program
●
Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account
●
Shares purchased through the Merrill Edge Self-Directed platform
●
Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account
●
Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement
●
Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement)
●
Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g. the fund’s officers or trustees)
●
Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement
CDSC Waivers on Front-end, Back-end, and Level Load Shares Available at Merrill
●
Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22(e)(3))
●
Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement Return of excess contributions from an Individual Retirement Account (IRA)
●
Shares sold due to return of excess contributions from an IRA account
●
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation Shares acquired through NAV reinstatement
●
Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g. traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund
Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent
●
Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement
●
Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household
●
Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement
Ameriprise Financial Services, Inc. (Ameriprise Financial)
The following information applies to Class A shares purchases if you have an account with or otherwise purchase fund shares through Ameriprise Financial:
Effective January 15, 2021, shareholders purchasing fund shares through an Ameriprise Financial retail brokerage account are eligible for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI:
Class A Shares Front-End Sales Charge Waivers Available at Ameriprise Financial
●
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs
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●
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family)
●
Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply
●
Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members
●
Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant
●
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement)
In addition, shareholders purchasing fund shares that are available through an Ameriprise Financial Advisory account are eligible for front-end sales charge waivers, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.
Morgan Stanley Smith Barney (Morgan Stanley)
Effective July 1, 2018, shareholders purchasing fund shares through a Morgan Stanley Wealth Management transactional brokerage account which is not held directly at the fund are eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this fund’s Prospectus or SAI:
Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management
●
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
●
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules
●
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund
●
Shares purchased through a Morgan Stanley self-directed brokerage account
●
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund by Morgan Stanley Wealth Management pursuant to its share class conversion program
●
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge
Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each entity’s affiliates (Raymond James)
Effective March 1, 2019, shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.
Front-end sales load waivers on Class A shares available at Raymond James
●
Shares purchased in an investment advisory program
●
Shares purchased within the same fund family through a systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund
●
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James
●
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)
●
A shareholder in the fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James
CDSC Waivers on Class A and Class C shares available at Raymond James
●
Death or disability of the shareholder
●
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus
●
Return of excess contributions from an IRA Account
●
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus
●
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James
●
Shares acquired through a right of reinstatement
Front-end load discounts available at Raymond James: breakpoints, and/or rights of accumulation, and/or letters of intent
●
Breakpoints as described in the fund’s prospectus
●
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated
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holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial professional about such assets
●
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial professional about such assets
Janney Montgomery Scott LLC (Janney)
Effective May 1, 2020, if you purchase fund shares through a Janney brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (CDSC), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.
Front-end sales charge* waivers on Class A shares available at Janney
●
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
●
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney
●
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement)
●
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
●
Shares acquired through a right of reinstatement
●
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures
CDSC waivers on Class A and Class C shares available at Janney
●
Shares sold upon the death or disability of the shareholder
●
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus
●
Shares purchased in connection with a return of excess contributions from an IRA account
●
Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations
●
Shares sold to pay Janney fees but only if the transaction is initiated by Janney
●
Shares acquired through a right of reinstatement
●
Shares exchanged into the same share class of a different fund
Front-end sales charge* discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent
●
Breakpoints as described in the fund’s prospectus
●
Rights of accumulation (ROA), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial professional about such assets
●
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial professional about such assets
*Also referred to as an “initial sales charge.”
Edward D. Jones & Co., L.P. (Edward Jones)
Effective on or after September 3, 2024, the following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the mutual fund prospectus or statement of additional information (SAI) or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of John Hancock Investment Management, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
Breakpoints
●
Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.
Rights of Accumulation (ROA)
●
The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of John Hancock Investment Management held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (”pricing groups“). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
●
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
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ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
Letter of Intent (LOI)
●
Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.
Sales Charge Waivers
Sales charges are waived for the following shareholders and in the following situations:
●
Associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones’ policies and procedures.
●
Shares purchased in an Edward Jones fee-based program.
●
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
●
Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made from a share class that charges a front load and one of the following (Right of Reinstatement):
●
The redemption and repurchase occur in the same account.
●
The redemption proceeds are used to process an: IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA.
The Right of Reinstatement excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.
●
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
●
Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
●
Purchases of Class 529-A shares through a rollover from either another education savings plan or a security used for qualified distributions.
●
Purchases of Class 529-A shares made for recontribution of refunded amounts.
CDSC Waivers on Class A and Class C shares available at Edward Jones
If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:
●
The death or disability of the shareholder.
●
Systematic withdrawals with up to 10% per year of the account value.
●
Return of excess contributions from an Individual Retirement Account (IRA).
●
Shares redeemed as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
●
Shares redeemed to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
●
Shares exchanged in an Edward Jones fee-based program.
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Shares acquired through NAV reinstatement.
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Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.
Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts
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Initial purchase minimum: $250
●
Subsequent purchase minimum: none
Minimum Balances
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Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
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A fee-based account held on an Edward Jones platform
●
A 529 account held on an Edward Jones platform
●
An account with an active systematic investment plan or LOI
Exchanging Share Classes
●
At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder’s holdings in a fund to Class A shares of the same fund.
Robert W. Baird & Co. (Baird)
Effective June 15, 2020, shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred sales charge (CDSC) waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.
43

Your account
Front-End Sales Charge Waivers on Class A shares Available at Baird
●
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund
●
Shares purchased by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird
●
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement)
●
Class C shares will be converted at net asset value to Class A shares of the same fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird
●
Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs
CDSC Waivers on Class A and Class C shares Available at Baird
●
Shares sold due to death or disability of the shareholder
●
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus
●
Shares bought due to returns of excess contributions from an IRA Account
●
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus
●
Shares sold to pay Baird fees but only if the transaction is initiated by Baird
●
Shares acquired through a right of reinstatement
Front-End Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulations
●
Breakpoints as described in this prospectus
●
Rights of accumulations which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holdings of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial advisor about such assets
●
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases within the fund family through Baird, over a 13-month period of time
Stifel, Nicolaus & Company, Incorporated (Stifel)
Effective July 1, 2020, shareholders purchasing fund shares through a Stifel platform or account or who own shares for which Stifel or an affiliate is the broker-dealer of record are eligible for the following additional sales charge waiver.
Front-end Sales Load Waiver on Class A Shares
●
Class C shares that have been held for more than seven (7) years converted to Class A shares of the same fund pursuant to Stifel’s policies and procedures.
All other sales charge waivers and reductions described elsewhere in the fund’s prospectus or SAI still apply.
J.P. MORGAN SECURITIES LLC
Effective October 1, 2023, if you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred sales charge (CDSC), or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or Statement of Additional Information (SAI).
Front-end sales charge waivers on Class A shares available at J.P. Morgan Securities LLC
●
Shares exchanged from Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.
●
Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.
●
Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.
●
Shares purchased through rights of reinstatement.
●
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
●
Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.
Class C to Class A share conversion
●
A shareholder in the fund’s Class C shares will have their shares converted by J.P. Morgan Securities LLC to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.
CDSC waivers on Class A and C shares available at J.P. Morgan Securities LLC
●
Shares sold upon the death or disability of the shareholder.
●
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
●
Shares purchased in connection with a return of excess contributions from an IRA account.
●
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.
●
Shares acquired through a right of reinstatement.
44

Your account
Front-end load discounts available at J.P. Morgan Securities LLC: breakpoints, rights of accumulation & letters of intent
●
Breakpoints as described in the prospectus.
●
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.
●
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).
All other sales charge waivers and reductions described elsewhere in each fund’s prospectus or SAI still apply.
45

For more information
The following documents are available that offer further information on the fund:
Annual/semiannual reports to shareholders
Additional information about the fund’s investments is available in the fund’s annual and semiannual reports to shareholders and in Form N-CSR. In the fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. In Form N-CSR, you will find the fund's annual and semiannual financial statements.
Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the fund and includes a summary of the fund’s policy regarding disclosure of its portfolio holdings, as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.
To obtain a free copy of these documents or request other information
There are several ways you can get a current annual/semiannual report, Form N-CSR, other information such as fund financial statements that the fund files on Form N-CSR, prospectus, or SAI from John Hancock, request other information, or make inquiries:
Online: jhinvestments.com
By mail:
John Hancock Signature Services, Inc.
P.O. Box 219909
Kansas City, MO 64121-9909
By EASI-Line: 800-338-8080 for Class A and Class C shares
By phone: 800-225-5291 for Class A and Class C shares; 888-972-8696 for Class I and Class R6 shares
By TTY: 888-999-4721 for Class A, Class C, Class I, and Class R6 shares
You can also view or obtain copies of these documents through the SEC:
Online: sec.gov
By email (duplicating fee required): publicinfo@sec.gov

© 2024 John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116
800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.

SEC file number: 811-05968
520PN 10/1/24 (as revised 10/4/24)

Prospectus
John Hancock
Short Duration Municipal Opportunities Fund
Fixed income
October 1, 2024 (as revised October 4, 2024)
A	C	I	R6
JHSFX	JHSHX	JHSJX	JHSKX
As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund summary

The summary section is a concise look at the investment objective, fees and expenses, principal investment strategies, principal risks, past performance, and investment management.

John Hancock Short Duration Municipal Opportunities Fund	1
Fund details

More about topics covered in the summary section, including descriptions of the investment strategies and various risk factors that investors should understand before investing.

Principal investment strategies	6

Principal risks of investing	6

Who’s who	13

Financial highlights	16
Your account

How to place an order to buy, sell, or exchange shares, as well as information about the business policies and any distributions that may be paid.
For more information See back cover

Choosing an eligible share class	20

Class cost structure	21

How sales charges for Class A and Class C shares are calculated	22

Sales charge reductions and waivers	22

Opening an account	24

Information for plan participants	25

Buying shares	26

Selling shares	29

Transaction policies	35

Dividends and account policies	39

Additional investor services	39

Appendix 1 - Intermediary sales charge waivers	41

Fund summary

John Hancock Short Duration Municipal Opportunities Fund
Investment objective

To seek total return exempt from federal income tax as is consistent with preservation of capital.
Fees and expenses

This table describes the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the John Hancock family of funds. Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or contingent deferred sales charge (CDSC) waivers (See Appendix 1 - Intermediary sales charge waivers, which includes information about specific sales charge waivers applicable to the intermediaries identified therein). More information about these and other discounts is available from your financial professional and beginning on page 22 of the prospectus under “Sales charge reductions and waivers” or page 113 of the fund’s Statement of Additional Information under “Sales Charges on Class A and Class C Shares.”
Shareholder fees (%) (fees paid directly from your investment)	A	C	I	R6
Maximum front-end sales charge (load) on purchases, as a % of purchase price	2.25	None	None	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	0.50	1.00	None	None
	(on certain purchases, including those of $250,000 or more)
Small account fee (for fund account balances under $1,000) ($)	20	20	None	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	A	C	I	R6
Management fee	0.37	0.37	0.37	0.37
Distribution and service (Rule 12b-1) fees	0.25	1.00	0.00	0.00
Other expenses	0.83 [1]	0.83 [1]	0.83 [1]	0.76
Total annual fund operating expenses	1.45	2.20	1.20	1.13
Contractual expense reimbursement	-0.84 [2,3]	-0.84 [2,3]	-0.74 [2]	-0.74 [2]
Total annual fund operating expenses after expense reimbursements	0.61	1.36	0.46	0.39
1
“Other expenses” have been restated from fiscal year amounts to reflect current fees and expenses.
2
The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.39% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on September 30, 2025, unless renewed by mutual agreement of the advisor and the fund based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
3
The distributor contractually agrees to limit its Rule 12b-1 fees for Class A and Class C shares to 0.15% and 0.90%, respectively. This agreement expires on September 30, 2025 unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

Fund summary
Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	Shares Sold				Shares Not Sold
Expenses ($)	A	C	I	R6	C
1 year	286	238	47	40	138
3 years	592	607	308	286	607
5 years	921	1,103	588	551	1,103
10 years	1,850	2,277	1,389	1,308	2,277
Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 255% of the average value of its portfolio.
Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets, plus amounts borrowed for investment purposes, in municipal bonds that pay interest exempt from federal income tax. Most of these securities are investment-grade, although the fund may invest up to 35% of its net assets in below-investment-grade debt securities (junk bonds) rated as low as CC by S&P Global Ratings (S&P) and Fitch Ratings, Inc. (Fitch Ratings) and Ca by Moody’s Investors Service, Inc. (Moody’s), or comparable rating by any nationally recognized statistical rating organization (NRSRO), or their unrated equivalents. Non-investment grade securities may also be referred to as below investment grade securities, commonly known as “junk bonds”. The fund may invest in fixed income securities which include bonds, debt securities and other similar instruments. The fund’s investment policies are based on credit ratings at the time of purchase.
The fund may buy municipal bonds and other fixed income securities of any maturity. The fund will have an average effective duration of 4.5 years or less. Duration is a measure of the sensitivity of a fixed income security’s price to changes in interest rates. The fund may invest heavily in bonds from any given state or region and may have substantial investments in obligations of certain states and their agencies, instrumentalities, and/or political subdivisions. The manager may implement short-term trading strategies to take advantage of pricing imbalances within the municipal bond market. There is no guarantee that the manager will be able to implement these strategies effectively and the strategies may have a more significant impact on the fund's performance before it achieves scale.
The fund may engage in derivative transactions that include futures contracts on debt securities and debt securities indexes; options on futures, debt securities, and debt indexes; and inverse floating-rate securities, in each case, for the purposes of reducing risk and/or enhancing investment returns.
The fund may invest in general obligation bonds, however, in general, the manager favors bonds backed by revenue from a specific public project or facility, such as a power plant (revenue bonds), as they tend to offer higher yields than general obligation bonds.
Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund’s investment strategy may not produce the intended results.
The fund’s main risks are listed below in alphabetical order, not in order of importance. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.
Changing distribution levels risk. The fund may cease or reduce the level of its distribution if income or dividends paid from its investments declines.
Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.
Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact

Fund summary
performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security’s credit quality may adversely affect fund performance.
Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: futures contracts; inverse floating-rate securities; options on futures; and options. Futures contracts and options generally are subject to counterparty risk.
High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.
Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets. The secondary market for certain tax-exempt securities tends to be less well-developed or liquid than many other securities markets, which may result in increased volatility or liquidity risk.
Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.
Municipal bond risk. The prices of municipal bonds, including general obligation bonds, can decline if the issuer’s credit quality declines. Revenue bond prices can decline if related projects become unprofitable. An insured municipal bond is subject to the risk that the insurer may be unable to pay claims and is not insured with respect to the market value of the obligation. Municipal bond income could become taxable in the future. Investments in bonds subject to the alternative minimum tax may result in tax liability for shareholders.
Operational and cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.
State/region risk. Investing heavily in any one state or region increases exposure to losses in that state or region. Factors that may affect performance include economic or political changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in credit ratings. Puerto Rican municipal obligations, in which the fund may invest, may be subject to further devaluation due to adverse political, economic, and market conditions. Because the fund has substantial investments in obligations of certain states, and their agencies, instrumentalities, and/or political subdivisions, its performance also will be affected by risk factors specific to those states.
Past performance

The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index. Past performance (before and after taxes) does not indicate future results. The Bloomberg Municipal Bond 1–5 Year Index shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A and Class C), Monday to Thursday, 8:00 a.m.—7:00 p.m., and Friday, 8:00 a.m.—6:00 p.m., Eastern time, or 888-972-8696 (Class I and Class R6) between 8:30 a.m. and 5:00 p.m., Eastern time, on most business days.
Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan. After-tax returns for other share classes would vary.

Fund summary
Calendar year total returns (%)—Class A (sales charges are not reflected in the bar chart and returns would have been lower if they were)

Year-to-date total return through:	Q2 2024	1.63%
Best quarter:	Q4 2023	5.76%
Worst quarter:	Q3 2023	-1.11%

		Since inception
Average annual total returns (%)—as of 12/31/2023	1 year	06/09/2022
Class A (before tax)	4.79	3.28
after tax on distributions	4.38	3.01
after tax on distributions, with sale	4.11	3.14
Class C	5.44	4.01
Class I	7.39	4.94
Class R6	7.41	4.96
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)[1]	6.40	3.40
Bloomberg Municipal Bond 1–5 Year Index (reflects no deduction for fees, expenses, or taxes)	3.58	2.01
1
The fund has designated the Bloomberg Municipal Bond Index as its new broad-based securities market index in accordance with the revised definition for such an index.
Investment management

Investment advisor John Hancock Investment Management LLC
Subadvisor Manulife Investment Management (US) LLC
Portfolio management

The following individuals are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.
Dennis DiCicco	Adam A. Weigold, CFA
Portfolio Manager Managed the fund since 2022	Senior Portfolio Manager, Head of Municipal Bonds Managed the fund since 2022
Purchase and sale of fund shares

The minimum initial investment requirement for Class A and Class C shares is $1,000 ($250 for group investments), except that there is no minimum for certain group retirement plans, certain fee-based or wrap accounts, or certain other eligible investment product platforms. The minimum initial investment requirement for Class I shares is $250,000, except that the fund may waive the minimum for any category of investors at the fund’s sole discretion. The minimum initial investment requirement for Class R6 shares is $1 million, except that there is no minimum for: qualified and nonqualified plan investors; certain eligible qualifying investment product platforms; Trustees, employees of the advisor or its affiliates, employees of the subadvisor, members of the fund’s portfolio management team and the spouses and children (under age 21) of the aforementioned. There are no subsequent minimum investment requirements.
Class A, Class C, Class I, and Class R6 shares may be redeemed on any business day by mail: John Hancock Signature Services, Inc., P.O. Box 219909, Kansas City, MO 64121-9909; or for most account types through our website: jhinvestments.com; or by telephone: 800-225-5291 (Class A and Class C); 888-972-8696 (Class I and Class R6).

Fund summary
Taxes

The fund intends to distribute tax-exempt income. The fund intends to meet certain federal tax requirements so that distributions of the tax-exempt interest it earns may be treated as exempt-interest dividends. A portion of the fund’s distributions may, however, be subject to federal income tax.
Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment advisor, financial planner, or retirement plan administrator), the fund and its related companies may pay the broker-dealer or other intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. These payments are not applicable to Class R6 shares. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund details

Principal investment strategies

Investment Objective: The fund seeks total return exempt from federal income tax as is consistent with preservation of capital.
Under normal market conditions, the fund invests at least 80% of its net assets, plus amounts borrowed for investment purposes, in municipal bonds that pay interest exempt from federal income tax. Most of these securities are investment-grade, although the fund may invest up to 35% of its net assets in below-investment-grade debt securities (junk bonds) rated as low as CC by S&P Global Ratings (S&P) and Fitch Ratings, Inc. (Fitch Ratings) and Ca by Moody’s Investors Service, Inc. (Moody’s), or comparable rating by any nationally recognized statistical rating organization (NRSRO), or their unrated equivalents. Non-investment grade securities may also be referred to as below investment grade securities, commonly known as “junk bonds”. The fund may invest in fixed income securities which include bonds, debt securities and other similar instruments. The fund’s investment policies are based on credit ratings at the time of purchase.
A change in the fund’s 80% investment policy requires shareholder approval.
The fund may buy municipal bonds and other fixed income securities of any maturity. The fund will have an average effective duration of 4.5 years or less. Duration is a measure of the sensitivity of a fixed income security’s price to changes in interest rates. The fund may invest heavily in bonds from any given state or region and may have substantial investments in obligations of certain states and their agencies, instrumentalities, and/or political subdivisions.
The fund may engage in derivative transactions that include futures contracts on debt securities and debt securities indexes; options on futures, debt securities, and debt indexes; and inverse floating-rate securities, in each case, for the purposes of reducing risk and/or enhancing investment returns.
The fund may invest in general obligation bonds, however, in general, the manager favors bonds backed by revenue from a specific public project or facility, such as a power plant (revenue bonds), as they tend to offer higher yields than general obligation bonds.
The manager looks for bonds that are undervalued, based on both broad and security-specific factors, such as issuer creditworthiness, bond structure, general credit trends, and the relative attractiveness of different types of issuers. The manager uses detailed analysis of an appropriate index to model portfolio performance and composition, then blends the macro assessment with security analysis in a comprehensive and disciplined fashion. The manager may implement short-term trading strategies to take advantage of pricing imbalances within the municipal bond market. There is no guarantee that the manager will be able to implement these strategies effectively and the strategies may have a more significant impact on the fund's performance before it achieves scale.
The manager considers environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment process. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments.
For liquidity and flexibility, the fund may invest up to 20% of its net assets (plus any borrowings for investment purposes) in taxable and tax-free investment-grade short-term securities. The fund may temporarily invest more assets in cash or investment-grade short-term securities for the purpose of meeting redemption requests or making other anticipated cash payments.
The fund may deviate from its principal investment strategies during transition periods, which may include the reassignment of portfolio management, a change in investment objective or strategy, a reorganization or liquidation, or the occurrence of large inflows or outflows.
Temporary defensive investing
In abnormal circumstances, the fund may temporarily invest more than 20% of its net assets (plus any borrowings for investment purposes) in cash or investment-grade short-term securities for the purpose of protecting the fund in the event the manager determines that market, economic, political, or other conditions warrant a defensive posture.
The income from some short-term investments may be subject to state and/or federal income taxes. At the end of each quarter of the fund’s taxable year, these investments cannot exceed 50% of the fund’s total assets. To the extent that the fund is in a defensive position or is invested in taxable securities, its ability to achieve its investment objective will be limited.
Principal risks of investing

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a fund’s performance. The fund's investment strategy may not produce the intended results.
Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective. In addition, political events within the United States and abroad could negatively impact financial markets and the fund’s performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund’s performance.

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Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk, increased transaction costs, and potential difficulty in valuing portfolio instruments held by the fund.
The principal risks of investing in the fund are summarized in its fund summary above. Below are descriptions of the main factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund’s Statement of Additional Information (SAI).
Changing distribution levels risk
The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund’s investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund’s distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.
Credit and counterparty risk
This is the risk that the issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter (OTC) derivatives contract (see “Hedging, derivatives, and other strategic transactions risk”), or a borrower of a fund’s securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. A fund that invests in fixed-income securities is subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund’s share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations, domestic or foreign governments, or their subdivisions or instrumentalities. When a fixed-income security is not rated, a manager may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.
Funds that invest in below-investment-grade securities, also called junk bonds (e.g., fixed-income securities rated Ba or lower by Moody’s Investors Service, Inc. or BB or lower by S&P Global Ratings or Fitch Ratings, as applicable, at the time of investment, or determined by a manager to be of comparable quality to securities so rated) are subject to increased credit risk. The sovereign debt of many foreign governments, including their subdivisions and instrumentalities, falls into this category. Below-investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers’ continuing ability to meet principal and interest payments is considered speculative, they are more susceptible to real or perceived adverse economic and competitive industry conditions, and they may be less liquid than higher-rated securities.
In addition, a fund is exposed to credit risk to the extent that it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of fund securities or the use of repurchase agreements. OTC derivatives transactions can be closed out with the other party to the transaction. If the counterparty defaults, a fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a fund will succeed in enforcing them. A fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While the manager intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.
Economic and market events risk
Events in certain sectors historically have resulted, and may in the future result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to: bankruptcies, corporate restructurings, and other similar events; bank failures; governmental efforts to limit short selling and high frequency trading; measures to address U.S. federal and state budget deficits; social, political, and economic instability in Europe; economic stimulus by the Japanese central bank; dramatic changes in energy prices and currency exchange rates; and China’s economic slowdown. Interconnected global economies and financial markets increase the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Both domestic and foreign equity markets have experienced increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected. Financial institutions could suffer losses as interest rates rise or economic conditions deteriorate.
In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. Actions taken by the U.S. Federal Reserve (Fed) or foreign central banks to stimulate or stabilize economic growth, such as interventions in currency markets, could cause high volatility in the equity and fixed-income markets. Reduced liquidity may result in less money being available to purchase raw materials, goods, and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging-market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their securities prices.
In response to certain economic conditions, including periods of high inflation, governmental authorities and regulators may respond with significant fiscal and monetary policy changes such as raising interest rates. The fund may be subject to heightened interest rate risk when the Federal Reserve Board (Fed) raises interest rates. Recent and potential future changes in government monetary policy may affect interest rates. It is difficult to accurately predict the timing, frequency or magnitude of

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potential interest rate increases or decreases by the Fed and the evaluation of macro-economic and other conditions that could cause a change in approach in the future. If the Fed and other central banks increase the federal funds rate and equivalent rates, such increases generally will cause market interest rates to rise and could cause the value of a fund’s investments, and the fund’s net asset value (NAV), to decline, potentially suddenly and significantly. As a result, the fund may experience high redemptions and, as a result, increased portfolio turnover, which could increase the costs that the fund incurs and may negatively impact the fund’s performance.
In addition, as the Fed increases the target Fed funds rate, any such rate increases, among other factors, could cause markets to experience continuing high volatility. A significant increase in interest rates may cause a decline in the market for equity securities. These events and the possible resulting market volatility may have an adverse effect on the fund.
Political turmoil within the United States and abroad may also impact the fund. Although the U.S. government has honored its credit obligations, it remains possible that the United States could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the fund’s investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. In recent years, the U.S. renegotiated many of its global trade relationships and imposed or threatened to impose significant import tariffs. These actions could lead to price volatility and overall declines in U.S. and global investment markets.
Uncertainties surrounding the sovereign debt of a number of European Union (EU) countries and the viability of the EU have disrupted and may in the future disrupt markets in the United States and around the world. If one or more countries leave the EU or the EU dissolves, the global securities markets likely will be significantly disrupted. On January 31, 2020, the United Kingdom (UK) left the EU, commonly referred to as “Brexit,” the UK ceased to be a member of the EU, and the UK and EU entered into a Trade and Cooperation Agreement. While the full impact of Brexit is unknown, Brexit has already resulted in volatility in European and global markets. There remains significant market uncertainty regarding Brexit’s ramifications, and the range and potential implications of possible political, regulatory, economic, and market outcomes are difficult to predict.
A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For example, the coronavirus (COVID-19) pandemic has resulted and may continue to result in significant disruptions to global business activity and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. While many countries have lifted some or all restrictions related to the coronavirus (COVID-19) and the United States ended the public health emergency and national emergency declarations relating to the coronavirus (COVID-19) pandemic on May 11, 2023, the continued impact of coronavirus (COVID-19) and related variants is uncertain. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social and economic risks. Any such impact could adversely affect the fund’s performance, resulting in losses to your investment.
Political and military events, including in Ukraine, North Korea, Russia, Venezuela, Iran, Syria, and other areas of the Middle East, and nationalist unrest in Europe and South America, also may cause market disruptions.
As a result of continued political tensions and armed conflicts, including the Russian invasion of Ukraine commencing in February of 2022, the extent and ultimate result of which are unknown at this time, the United States and the EU, along with the regulatory bodies of a number of countries, have imposed economic sanctions on certain Russian corporate entities and individuals, and certain sectors of Russia’s economy, which may result in, among other things, the continued devaluation of Russian currency, a downgrade in the country’s credit rating, and/or a decline in the value and liquidity of Russian securities, property or interests. These sanctions could also result in the immediate freeze of Russian securities and/or funds invested in prohibited assets, impairing the ability of a fund to buy, sell, receive or deliver those securities and/or assets. These sanctions or the threat of additional sanctions could also result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. The United States and other nations or international organizations may also impose additional economic sanctions or take other actions that may adversely affect Russia-exposed issuers and companies in various sectors of the Russian economy. Any or all of these potential results could lead Russia’s economy into a recession. Economic sanctions and other actions against Russian institutions, companies, and individuals resulting from the ongoing conflict may also have a substantial negative impact on other economies and securities markets both regionally and globally, as well as on companies with operations in the conflict region, the extent to which is unknown at this time. The United States and the EU have also imposed similar sanctions on Belarus for its support of Russia’s invasion of Ukraine. Additional sanctions may be imposed on Belarus and other countries that support Russia. Any such sanctions could present substantially similar risks as those resulting from the sanctions imposed on Russia, including substantial negative impacts on the regional and global economies and securities markets.
In addition, there is a risk that the prices of goods and services in the United States and many foreign economies may decline over time, known as deflation. Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse. Further, there is a risk that the present value of assets or income from investments will be less in the future, known as inflation. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in

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the domestic or global economy, and a fund’s investments may be affected, which may reduce a fund’s performance. Further, inflation may lead to the rise in interest rates, which may negatively affect the value of debt instruments held by the fund, resulting in a negative impact on a fund’s performance. Generally, securities issued in emerging markets are subject to a greater risk of inflationary or deflationary forces, and more developed markets are better able to use monetary policy to normalize markets.
ESG integration risk
The manager considers ESG factors that it deems relevant or additive, along with other material factors and analysis, when managing the fund. The portion of the fund’s investments for which the manager considers these ESG factors may vary, and could increase or decrease over time. In certain situations, the extent to which these ESG factors may be applied according to the manager’s integrated investment process may not include U.S. Treasuries, government securities, or other asset classes. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. Incorporating ESG criteria and making investment decisions based on certain ESG characteristics, as determined by the manager, carries the risk that the fund may perform differently, including underperforming, funds that do not utilize ESG criteria, or funds that utilize different ESG criteria. Integration of ESG factors into the fund’s investment process may result in a manager making different investments for the fund than for a fund with a similar investment universe and/or investment style that does not incorporate such considerations in its investment strategy or processes, and the fund’s investment performance may be affected. Because ESG factors are one of many considerations for the fund, the manager may nonetheless include companies with low ESG characteristics or exclude companies with high ESG characteristics in the fund’s investments.
The ESG characteristics utilized in the fund’s investment process may change over time, and different ESG characteristics may be relevant to different investments. Although the manager has established its own structure to oversee ESG integration in accordance with the fund’s investment objective and strategies, successful integration of ESG factors will depend on the manager’s skill in researching, identifying, and applying these factors, as well as on the availability of relevant data. The method of evaluating ESG factors and subsequent impact on portfolio composition, performance, proxy voting decisions and other factors, is subject to the interpretation of the manager in accordance with the fund’s investment objective and strategies. ESG factors may be evaluated differently by different managers, and may not carry the same meaning to all investors and managers. The manager may employ active shareowner engagement to raise ESG issues with the management of select portfolio companies. The regulatory landscape with respect to ESG investing in the United States is evolving and any future rules or regulations may require the fund to change its investment process with respect to ESG integration.
Fixed-income securities risk
Fixed-income securities are generally subject to two principal types of risk, as well as other risks described below: (1) interest-rate risk and (2) credit quality risk.
Interest-rate risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest-rate risk. Duration is a measure of the price sensitivity of a debt security, or a fund that invests in a portfolio of debt securities, to changes in interest rates, whereas the maturity of a security measures the time until final payment is due. Duration measures sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of a debt security.
In response to certain economic conditions, including periods of high inflation, governmental authorities and regulators may respond with significant fiscal and monetary policy changes such as raising interest rates. The fund may be subject to heightened interest rate risk when the Federal Reserve Board (Fed) raises interest rates. Recent and potential future changes in government monetary policy may affect interest rates. It is difficult to accurately predict the timing, frequency or magnitude of potential interest rate increases or decreases by the Fed and the evaluation of macro-economic and other conditions that could cause a change in approach in the future. If the Fed and other central banks increase the federal funds rate and equivalent rates, such increases generally will cause market interest rates to rise and could cause the value of a fund’s investments, and the fund’s net asset value (NAV), to decline, potentially suddenly and significantly. As a result, the fund may experience high redemptions and, as a result, increased portfolio turnover, which could increase the costs that the fund incurs and may negatively impact the fund’s performance.
In certain market conditions, governmental authorities and regulators may considerably lower interest rates, which, in some cases could result in negative interest rates. These actions, including their reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets and reduce market liquidity. To the extent the fund has a bank deposit or holds a debt instrument with a negative interest rate to maturity, the fund would generate a negative return on that investment. Similarly, negative rates on investments by money market funds and similar cash management products could lead to losses on investments, including on investments of the fund’s uninvested cash.
Credit quality risk. Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. An issuer’s credit quality could deteriorate as a result of poor management decisions, competitive pressures, technological obsolescence, undue reliance on suppliers, labor issues, shortages, corporate restructurings, fraudulent disclosures, or other factors. Funds that may invest in lower-rated fixed-income securities, commonly referred to as junk securities, are riskier than funds that may invest in higher-rated fixed-income securities.

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Investment-grade fixed-income securities in the lowest rating category risk. Investment-grade fixed-income securities in the lowest rating category (such as Baa by Moody’s Investors Service, Inc. or BBB by S&P Global Ratings or Fitch Ratings, as applicable, and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher rating categories. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.
Prepayment of principal risk. Many types of debt securities, including floating-rate loans, are subject to prepayment risk. Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the borrower more quickly than originally anticipated and the fund may have to invest the proceeds in securities with lower yields. Securities subject to prepayment risk can offer less potential for gains when the credit quality of the issuer improves.
Hedging, derivatives, and other strategic transactions risk
The ability of a fund to utilize hedging, derivatives, and other strategic transactions to benefit the fund will depend in part on its manager’s ability to predict pertinent market movements and market risk, counterparty risk, credit risk, interest-rate risk, and other risk factors, none of which can be assured. The skills required to utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the manager only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction does not have the desired outcome, it could result in a significant loss to a fund. The amount of loss could be more than the principal amount invested. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.
A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates, or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. A fund may use derivatives for many purposes, including for hedging and as a substitute for direct investment in securities or other assets. Derivatives may be used in a way to efficiently adjust the exposure of a fund to various securities, markets, and currencies without a fund actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. Further, since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a fund uses derivatives for leverage, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit risks associated with leverage, a fund is required to comply with Rule 18f-4 under the Investment Company Act of 1940, as amended (the Derivatives Rule) as outlined below. For a description of the various derivative instruments the fund may utilize, refer to the SAI.
The regulation of the U.S. and non-U.S. derivatives markets has undergone substantial change in recent years and such change may continue. In particular, the Dodd-Frank Wall Street Reform and Consumer Protection Act, and regulations promulgated or proposed thereunder require many derivatives to be cleared and traded on an exchange, expand entity registration requirements, impose business conduct requirements on dealers that enter into swaps with a pension plan, endowment, retirement plan or government entity, and required banks to move some derivatives trading units to a non-guaranteed affiliate separate from the deposit-taking bank or divest them altogether. Although the Commodity Futures Trading Commission (CFTC) has released final rules relating to clearing, reporting, recordkeeping and registration requirements under the legislation, many of the provisions are subject to further final rule making, and thus its ultimate impact remains unclear. New regulations could, among other things, restrict the fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the fund may be unable to fully execute its investment strategies as a result. Limits or restrictions applicable to the counterparties with which the fund engages in derivative transactions also could prevent the fund from using these instruments or affect the pricing or other factors relating to these instruments, or may change the availability of certain investments.
The Derivatives Rule mandates that a fund adopt and/or implement: (i) value-at-risk limitations (VaR); (ii) a written derivatives risk management program; (iii) new Board oversight responsibilities; and (iv) new reporting and recordkeeping requirements. In the event that a fund’s derivative exposure is 10% or less of its net assets, excluding certain currency and interest rate hedging transactions, it can elect to be classified as a limited derivatives user (Limited Derivatives User) under the Derivatives Rule, in which case the fund is not subject to the full requirements of the Derivatives Rule. Limited Derivatives Users are excepted from VaR testing, implementing a derivatives risk management program, and certain Board oversight and reporting requirements mandated by the Derivatives Rule. However, a Limited Derivatives User is still required to implement written compliance policies and procedures reasonably designed to manage its derivatives risks.
The Derivatives Rule also provides special treatment for reverse repurchase agreements, similar financing transactions and unfunded commitment agreements. Specifically, a fund may elect whether to treat reverse repurchase agreements and similar financing transactions as “derivatives transactions” subject to the requirements of the Derivatives Rule or as senior securities equivalent to bank borrowings for purposes of Section 18 of the Investment Company Act of 1940. In addition,

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when-issued or forward settling securities transactions that physically settle within 35-days are deemed not to involve a senior security.
At any time after the date of this prospectus, legislation may be enacted that could negatively affect the assets of the fund. Legislation or regulation may change the way in which the fund itself is regulated. The advisor cannot predict the effects of any new governmental regulation that may be implemented, and there can be no assurance that any new governmental regulation will not adversely affect the fund’s ability to achieve its investment objectives.
The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other, more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a manager intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives are also subject to a number of other risks, including market risk, liquidity risk and operational risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments, or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, or indexes they are designed to hedge or closely track. Suitable derivatives transactions may not be available in all circumstances. The fund is also subject to the risk that the counterparty closes out the derivatives transactions upon the occurrence of certain triggering events. In addition, a manager may determine not to use derivatives to hedge or otherwise reduce risk exposure. Government legislation or regulation could affect the use of derivatives transactions and could limit a fund’s ability to pursue its investment strategies.
A detailed discussion of various hedging and other strategic transactions appears in the SAI. To the extent that the fund utilizes the following list of certain derivatives and other strategic transactions, it will be subject to associated risks. The main risks of each appear below.
Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.
Inverse floating-rate securities. Liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, issuer risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving inverse floating-rate securities.
Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.
Options on futures. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options on futures. Counterparty risk does not apply to exchange-traded options.
High portfolio turnover risk
A high fund portfolio turnover rate (over 100%) generally involves correspondingly greater brokerage commission and tax expenses, which must be borne directly by a fund and its shareholders, respectively. The portfolio turnover rate of a fund may vary from year to year, as well as within a year.
Liquidity risk
The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds that invest in securities of emerging markets and related derivatives that are not widely traded, and that may be subject to purchase and sale restrictions.
The capacity of traditional dealers to engage in fixed-income trading has not kept pace with the bond market’s growth. As a result, dealer inventories of corporate bonds, which indicate the ability to “make markets,” i.e., buy or sell a security at the quoted bid and ask price, respectively, are at or near historic lows relative to market size. Because market makers provide stability to fixed-income markets, the significant reduction in dealer inventories could lead to decreased liquidity and increased volatility, which may become exacerbated during periods of economic or political stress.
The secondary market for certain tax-exempt securities tends to be less well-developed or liquid than many other securities markets, which may adversely affect the fund’s ability to sell such securities at attractive prices.

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Lower-rated and high-yield fixed-income securities risk
Lower-rated fixed-income securities are defined as securities rated below investment grade (such as Ba and below by Moody’s Investors Service, Inc. and BB and below by S&P Global Ratings and Fitch Ratings, as applicable) (also called junk bonds). The general risks of investing in these securities are as follows:
Risk to principal and income. Investing in lower-rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher-rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.
Price volatility. The price of lower-rated fixed-income securities may be more volatile than securities in the higher-rated categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher-rated fixed-income securities by the market’s perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or increases in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater effect on highly leveraged issuers of these securities.
Liquidity. The market for lower-rated fixed-income securities may have more limited trading than the market for investment-grade fixed-income securities. Therefore, it may be more difficult to sell these securities, and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.
Dependence on manager’s own credit analysis. While a manager may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower-rated fixed-income securities is more dependent on the manager’s evaluation than the assessment of the credit risk of higher-rated securities.
Municipal bond risk
With general obligation bonds, which are backed by the municipal issuer’s ability to levy taxes, the main risk is that the issuer’s overall credit quality will decline. In extreme cases, a municipal issuer could declare bankruptcy or otherwise become unable to honor its commitments to bondholders. Although rare, this can be prompted by many possible reasons, ranging from fiscal mismanagement to erosion of the tax base. With revenue bonds, which are backed only by income associated with a specific facility (such as a power plant or stadium), the risk is generally higher, because any circumstance that reduces or threatens the economic viability of that particular facility can affect the bond’s credit quality.
In addition, since there are a limited number of municipal obligation insurers, the fund may have several investments covered by one insurer. Accordingly, this may make the value of those investments dependent on the claims-paying ability of that one insurer and could result in increased share price volatility for the fund’s shares. In addition, a ratings agency’s downgrade of the claims-paying ability of companies that provide bond insurance may affect the value of those securities.
Income from municipal bonds held by the fund could become taxable because of changes in tax laws or interpretations by taxing authorities, or noncompliant conduct of a municipal issuer. In addition, a portion of the fund’s otherwise tax-exempt dividends may be taxable to shareholders subject to the AMT. Values of municipal bonds could be adversely affected by changes in tax rates that make tax-exempt returns less attractive.
The effects of a widespread health crisis such as a global pandemic could affect the ability of states and their political subdivisions to make payments on debt obligations when due and could adversely impact the value of their bonds, which could negatively impact the performance of the fund.
Operational and cybersecurity risk
With the increased use of technologies, such as mobile devices and “cloud”-based service offerings and the dependence on the internet and computer systems to perform necessary business functions, the fund’s service providers are susceptible to operational and information or cybersecurity risks that could result in losses to the fund and its shareholders. Intentional cybersecurity breaches include unauthorized access to systems, networks, or devices (such as through “hacking” activity or “phishing”); infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cyber-attacks can also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on the service providers’ systems or websites rendering them unavailable to intended users or via “ransomware” that renders the systems inoperable until appropriate actions are taken. In addition, unintentional incidents can occur, such as the inadvertent release of confidential information (possibly resulting in the violation of applicable privacy laws).
A cybersecurity breach could result in the loss or theft of customer data or funds, loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs. Such incidents could cause a fund, the advisor, a manager, or other service providers to incur regulatory penalties, reputational damage, additional compliance costs, litigation costs or financial loss. In addition, such incidents could affect issuers in which a fund invests, and thereby cause the fund’s investments to lose value.
Cyber-events have the potential to materially affect the fund and the advisor’s relationships with accounts, shareholders, clients, customers, employees, products, and service providers. The fund has established risk management systems reasonably designed to seek to reduce the risks associated with cyber-events. There is no guarantee that the fund will be able to prevent or mitigate the impact of any or all cyber-events.
The fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the fund’s service providers, counterparties, or other third parties, failed or inadequate processes and technology or system failures.

Fund details
In addition, other disruptive events, including (but not limited to) natural disasters and public health crises may adversely affect the fund’s ability to conduct business, in particular if the fund’s employees or the employees of its service providers are unable or unwilling to perform their responsibilities as a result of any such event. Even if the fund’s employees and the employees of its service providers are able to work remotely, those remote work arrangements could result in the fund’s business operations being less efficient than under normal circumstances, could lead to delays in its processing of transactions, and could increase the risk of cyber-events.
Sector risk
When a fund’s investments are focused in one or more sectors of the economy, they are less broadly invested across industries or sectors than other funds. This means that focused funds tend to be more volatile than other funds, and the values of their investments tend to go up and down more rapidly. In addition, a fund that invests in particular sectors is particularly susceptible to the impact of market, economic, political, regulatory, and other conditions and risks affecting those sectors. From time to time, a small number of companies may represent a large portion of a single sector or a group of related sectors as a whole.
State/region risk
To the extent that the fund invests heavily in bonds from any given state or region, its performance could be disproportionately affected by factors particular to that state or region. These factors may include economic or political changes, tax-base erosion, possible state constitutional limits on tax increases, detrimental budget deficits and other financial difficulties, and changes in the credit ratings assigned to those states’ municipal issuers. Because the fund has substantial investments in obligations of certain states, and their agencies, instrumentalities, and/or political subdivisions, its performance also will be affected by risk factors specific to those states.
The fund may invest in municipal obligations issued by the Commonwealth of Puerto Rico and its agencies, or other U.S. territories, which generally are tax exempt. Adverse economic, market, political, or other conditions within Puerto Rico may negatively affect the value of the fund’s holdings in municipal obligations issued by the Commonwealth of Puerto Rico and its agencies. Puerto Rico continues to face significant fiscal challenges, including persistent government budget deficits and a high unemployment rate. In recent years, several ratings organizations have downgraded a number of securities issued in Puerto Rico to below investment-grade or placed them on “negative watch.” Puerto Rico has previously missed payments on its general obligation debt. The restructuring of Puerto Rico’s debt is subject to a federal oversight board and is currently undergoing a process analogous to a bankruptcy proceeding in U.S. courts. Any future defaults, actions by the oversight board, or court approval of an unfavorable debt restructuring deal could have a negative impact on the marketability, liquidity, or value of certain investments held by a fund and could reduce a fund’s performance.
Who’s who

The following are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.
Board of Trustees
The Trustees oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations.
Investment advisor
The investment advisor manages the fund’s business and investment activities.
John Hancock Investment Management LLC
200 Berkeley Street
Boston, MA 02116
Founded in 1968, the advisor is an indirect principally owned subsidiary of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
The advisor’s parent company has been helping individuals and institutions work toward their financial goals since 1862. The advisor offers investment solutions managed by leading institutional money managers, taking a disciplined team approach to portfolio management and research, leveraging the expertise of seasoned investment professionals. As of June 30, 2024, the advisor had total assets under management of approximately $160.7 billion.
Subject to general oversight by the Board of Trustees, the advisor manages and supervises the investment operations and business affairs of the fund. The advisor selects, contracts with and compensates one or more subadvisors to manage all or a portion of the fund’s portfolio assets, subject to oversight by the advisor. In this role, the advisor has supervisory responsibility for managing the investment and reinvestment of the fund’s portfolio assets through proactive oversight and monitoring of the subadvisor and the fund, as described in further detail below. The advisor is responsible for developing overall investment strategies for the fund and overseeing and implementing the fund’s continuous investment programs and provides a variety of advisory oversight and investment research services. The advisor also provides management and transition services associated with certain fund events (e.g., strategy, portfolio manager, or subadvisor changes) and coordinates and oversees services provided under other agreements.
The advisor has ultimate responsibility to oversee a subadvisor and recommend to the Board of Trustees its hiring, termination, and replacement. In this capacity, the advisor, among other things: (i) monitors on a daily basis the compliance of the subadvisor with the investment objectives and related policies of the fund; (ii) monitors significant changes that may impact the subadvisor’s overall business and regularly performs due diligence reviews of the subadvisor; (iii) reviews the performance of the subadvisor; and (iv) reports periodically on such performance to the Board of Trustees. The advisor employs a team of investment professionals who provide these ongoing research and monitoring services.
The fund relies on an order from the Securities and Exchange Commission (SEC) permitting the advisor, subject to approval by the Board of Trustees, to appoint a subadvisor or change the terms of a subadvisory agreement without obtaining shareholder approval. The fund, therefore, is able to change subadvisors or the fees paid to a subadvisor, from time to time, without the expense and delays associated with obtaining shareholder approval of the change. This order does not,

Fund details
however, permit the advisor to appoint a subadvisor that is an affiliate of the advisor or the fund (other than by reason of serving as a subadvisor to the fund), or to increase the subadvisory fee of an affiliated subadvisor, without the approval of the shareholders.
Management fee
The fund pays the advisor a management fee for its services to the fund. The advisor in turn pays the fees of the subadvisor. The management fee is stated as an annual percentage of the aggregate net assets of the fund (together with the assets of any other applicable fund identified in the advisory agreement) determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund.
Average daily net assets ($)	Annual rate (%)
First 100 million	0.370
Next 400 million	0.340
Excess over 500 million	0.300
During its most recent fiscal period, the fund paid the advisor a management fee equal to 0.00% of average daily net assets (including any waivers and/or reimbursements).
The basis for the Board of Trustees’ approval of the advisory fees, and of the investment advisory agreement overall, including the subadvisory agreement, is discussed in the fund’s most recent Form N-CSRS filing for the period ended November 30.
Additional information about fund expenses
The fund’s annual operating expenses will likely vary throughout the period and from year to year. The fund’s expenses for the current fiscal year may be higher than the expenses listed in the fund’s “Annual fund operating expenses” table, for some of the following reasons: (i) a significant decrease in average net assets may result in a higher advisory fee rate if any advisory fee breakpoints are not achieved; (ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; or (iii) fees may be incurred for extraordinary events such as fund tax expenses.
Subadvisor
The subadvisor handles the fund’s portfolio management activities, subject to oversight by the advisor.
Manulife Investment Management (US) LLC
197 Clarendon Street
Boston, MA 02116
Manulife Investment Management (US) LLC (Manulife IM (US)) provides investment advisory services to individual and institutional investors. Manulife IM (US) is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (a subsidiary of Manulife Financial Corporation) and, as of June 30, 2024, had total assets under management of approximately $206 billion.
The following are brief biographical profiles of the leaders of the fund’s investment management team, in alphabetical order. These managers are jointly and primarily responsible for the day-to-day management of the fund’s portfolio. These managers are employed by Manulife IM (US). For more details about these individuals, including information about their compensation, other accounts they manage, and any investments they may have in the fund, see the SAI.
Dennis DiCicco
●
Portfolio Manager
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Managed the fund since 2022
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Joined Manulife IM (US) in 2016
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Fixed Income Trader, Capital Security Advisors, LLC (2013–2016)
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Began business career in 2008
Adam A. Weigold, CFA
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Senior Portfolio Manager, Head of Municipal Bonds
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Managed the fund since 2022
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Joined Manulife IM (US) in 2021
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Vice President and Senior Portfolio Manager, Eaton Vance Management (1998–2021)
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Began business career in 1998
Custodian
The custodian holds the fund’s assets, settles all portfolio trades, and collects most of the valuation data required for calculating the fund’s net asset value.
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114
Principal distributor
The principal distributor markets the fund and distributes shares through selling brokers, financial planners, and other financial professionals.
John Hancock Investment Management Distributors LLC
200 Berkeley Street
Boston, MA 02116
Transfer agent
The transfer agent handles shareholder services, including recordkeeping and statements, distribution of dividends, and processing of buy-and-sell requests.
John Hancock Signature Services, Inc.
P.O. Box 219909
Kansas City, MO 64121-9909
Additional information
The fund has entered into contractual arrangements with various parties that provide services to the fund, which may include, among others, the advisor, subadvisor, custodian, principal distributor, and transfer agent, as described above and in the SAI. Fund shareholders are not parties to, or intended or “third-party” beneficiaries of, any of these contractual arrangements. These contractual arrangements are not intended to, nor do they, create in any individual shareholder or group of shareholders any right, either directly or on behalf of the fund, to either: (a) enforce such

Fund details
contracts against the service providers; or (b) seek any remedy under such contracts against the service providers.
The advisor internally credits a portion of its profits to an affiliated business, John Hancock Retirement (JHR), which is the record keeper for certain 401(k) plans that invest in Class R6 shares. JHR may reduce the record keeping fees paid to it by such 401(k) plans by a commensurate amount. JHR may discontinue this practice with adequate notice to plan sponsors.
This prospectus provides information concerning the fund that you should consider in determining whether to purchase shares of the fund. Each of this prospectus, the SAI, or any contract that is an exhibit to the fund’s registration statement, is not intended to, nor does it, give rise to an agreement or contract between the fund and any investor. Each such document also does not give rise to any contract or create rights in any individual shareholder, group of shareholders, or other person. The foregoing disclosure should not be read to suggest any waiver of any rights conferred by federal or state securities laws.

Fund details
Financial highlights

These tables detail the financial performance of each share class described in this prospectus, including total return information showing how much an investment in the fund has increased or decreased for the periods shown below (assuming reinvestment of all dividends and distributions). Certain information reflects financial results for a single fund share.
The financial statements of the fund as of May 31, 2024, have been audited by PricewaterhouseCoopers LLP (PwC), the fund’s independent registered public accounting firm. The report of PwC, along with the fund’s financial statements in the fund’s Form N-CSR filing for the fiscal period ended May 31, 2024, has been incorporated by reference into the SAI. Copies of the fund’s most recent Form N-CSR filing are available upon request.
Short Duration Municipal Opportunities Fund Class A Shares
Per share operating performance Period ended	5-31-24	5-31-23 [1]
Net asset value, beginning of period	$9.85	$10.00
Net investment income[2]	0.35	0.28
Net realized and unrealized gain (loss) on investments	0.25	(0.12)
Total from investment operations	0.60	0.16
Less distributions
From net investment income	(0.34)	(0.31)
From net realized gain	(0.09)	—
Total distributions	(0.43)	(0.31)
Net asset value, end of period	$10.02	$9.85
Total return (%)[3,4]	6.16	1.68 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [6]	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.39	2.15 [7]
Expenses including reductions	0.60	0.61 [7]
Net investment income	3.54	2.87 [7]
Portfolio turnover (%)	255	248

1	Period from 6-9-22 (commencement of operations) to 5-31-23.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the period.
4	Does not reflect the effect of sales charges, if any.
5	Not annualized.
6	Less than $500,000.
7	Annualized.

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Short Duration Municipal Opportunities Fund Class C Shares
Per share operating performance Period ended	5-31-24	5-31-23 [1]
Net asset value, beginning of period	$9.85	$10.00
Net investment income[2]	0.28	0.19
Net realized and unrealized gain (loss) on investments	0.23	(0.10)
Total from investment operations	0.51	0.09
Less distributions
From net investment income	(0.26)	(0.24)
From net realized gain	(0.09)	—
Total distributions	(0.35)	(0.24)
Net asset value, end of period	$10.01	$9.85
Total return (%)[3,4]	5.27	0.94 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [6]	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.14	2.90 [7]
Expenses including reductions	1.35	1.36 [7]
Net investment income	2.76	1.97 [7]
Portfolio turnover (%)	255	248

1	Period from 6-9-22 (commencement of operations) to 5-31-23.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the period.
4	Does not reflect the effect of sales charges, if any.
5	Not annualized.
6	Less than $500,000.
7	Annualized.

Fund details

Short Duration Municipal Opportunities Fund Class I Shares
Per share operating performance Period ended	5-31-24	5-31-23 [1]
Net asset value, beginning of period	$9.85	$10.00
Net investment income[2]	0.36	0.29
Net realized and unrealized gain (loss) on investments	0.25	(0.11)
Total from investment operations	0.61	0.18
Less distributions
From net investment income	(0.35)	(0.33)
From net realized gain	(0.09)	—
Total distributions	(0.44)	(0.33)
Net asset value, end of period	$10.02	$9.85
Total return (%)[3]	6.32	1.83 [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$13	$— [5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.14	1.90 [6]
Expenses including reductions	0.45	0.46 [6]
Net investment income	3.70	2.97 [6]
Portfolio turnover (%)	255	248

1	Period from 6-9-22 (commencement of operations) to 5-31-23.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the period.
4	Not annualized.
5	Less than $500,000.
6	Annualized.

Fund details

Short Duration Municipal Opportunities Fund Class R6 Shares
Per share operating performance Period ended	5-31-24	5-31-23 [1]
Net asset value, beginning of period	$9.85	$10.00
Net investment income[2]	0.37	0.29
Net realized and unrealized gain (loss) on investments	0.24	(0.11)
Total from investment operations	0.61	0.18
Less distributions
From net investment income	(0.35)	(0.33)
From net realized gain	(0.09)	—
Total distributions	(0.44)	(0.33)
Net asset value, end of period	$10.02	$9.85
Total return (%)[3]	6.33	1.84 [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$20	$20
Ratios (as a percentage of average net assets):
Expenses before reductions	1.13	1.88 [5]
Expenses including reductions	0.44	0.44 [5]
Net investment income	3.67	2.99 [5]
Portfolio turnover (%)	255	248

1	Period from 6-9-22 (commencement of operations) to 5-31-23.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the period.
4	Not annualized.
5	Annualized.

Your account

Choosing an eligible share class

Class A and Class C shares have a Rule 12b-1 plan that allows the class to pay fees for the sale, distribution, and service of its shares. Class I and Class R6 shares do not have a Rule 12b-1 plan. Your financial professional can help you decide which share class you are eligible to buy and is best for you. Each class’s eligibility guidelines are described below.
Class A shares
Class A shares are not available to group retirement plans that do not currently hold Class A shares of the fund and that are eligible to invest in Class I shares or any of the R share classes, except as provided below. Such group retirement plans include defined benefit plans, 401(k) plans, 457 plans, 403(b)(7) plans, pension and profit-sharing plans, and nonqualified deferred compensation plans. Individual retirement accounts (IRAs), Roth IRAs, SIMPLE IRAs, individual (“solo” or “single”) 401(k) plans, individual profit sharing plans, individual 403(b) plans, individual defined benefit plans, simplified employee pensions (SEPs), SAR-SEPs, 529 tuition programs and Coverdell Educational Savings Accounts are not considered group retirement plans and are not subject to this restriction on the purchase of Class A shares.
Investment in Class A shares by such group retirement plans will be permitted in the following circumstances:
●
The plan currently holds assets in Class A shares of the fund or any John Hancock fund;
●
Class A shares of the fund or any other John Hancock fund were established as an investment option under the plan prior to January 1, 2013, and the fund’s representatives have agreed that the plan may invest in Class A shares after that date;
●
Class A shares of the fund or any other John Hancock fund were established as a part of an investment model prior to January 1, 2013, and the fund’s representatives have agreed that plans utilizing such model may invest in Class A shares after that date; and
●
Such group retirement plans offered through an intermediary brokerage platform that does not require payments relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services, or effecting portfolio transactions for the fund, that are specific to assets held in such group retirement plans and vary from such payments otherwise made for such services with respect to assets held in non-group retirement plan accounts.
Class C shares
The maximum amount you may invest in Class C shares with any single purchase is $999,999.99. John Hancock Signature Services, Inc. (Signature Services), the transfer agent for the fund, may accept a purchase request for Class C shares for $1,000,000 or more when the purchase is pursuant to the reinstatement privilege (see “Sales charge reductions and waivers”). Class C shares automatically convert to Class A shares after eight years, provided that the fund or the financial intermediary through which a shareholder purchased or holds Class C shares has records verifying that the Class C shares have been held for at least eight years. Group retirement plan recordkeeping platforms of certain intermediaries that hold Class C shares with the fund in an omnibus account do not track participant level share lot aging and, as such, these Class C shares would not satisfy the conditions for the automatic Class C to Class A conversion.
Class I shares
Class I shares are offered without any sales charge to the following types of investors if they also meet the minimum initial investment requirement for purchases of Class I shares (see “Opening an account”):
●
Clients of financial intermediaries who: (i) charge such clients a fee for advisory, investment, consulting, or similar services; (ii) have entered into an agreement with the distributor to offer Class I shares through a no-load program or investment platform; or (iii) have entered into an agreement with the distributor to offer Class I shares to clients on certain brokerage platforms where the intermediary is acting solely as an agent for the investor who may be required to pay a commission and/or other forms of compensation to the intermediary. Other share classes of the fund have different fees and expenses.
●
Retirement and other benefit plans
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Endowment funds, foundations, donor advised funds, and other charitable entities
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Any state, county, or city, or its instrumentality, department, authority, or agency
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Accounts registered to insurance companies, trust companies, and bank trust departments
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Any entity that is considered a corporation for tax purposes
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Investment companies, both affiliated and not affiliated with the advisor
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Trustees, employees of the advisor or its affiliates, employees of the subadvisor, members of the fund’s portfolio management team and the spouses and children (under age 21) of the aforementioned
Class R6 shares
Class R6 shares are offered without any sales charge and are generally made available to the following types of investors if they also meet the minimum initial investment requirement for purchases of Class R6 shares. (See “Opening an account.”)
●
Qualified 401(a) plans (including 401(k) plans, Keogh plans, profit-sharing pension plans, money purchase pension plans, target benefit plans, defined benefit pension plans, and Taft-Hartley multi-employer pension plans) (collectively, qualified plans)
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Endowment funds, foundations, donor advised funds, and other charitable entities
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Any state, county, or city, or its instrumentality, department, authority, or agency
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403(b) plans and 457 plans, including 457(a) governmental entity plans and tax-exempt plans
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Accounts registered to insurance companies, trust companies, and bank trust departments
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Investment companies, both affiliated and not affiliated with the advisor
●
Any entity that is considered a corporation for tax purposes, including corporate nonqualified deferred compensation plans of such corporations
●
Trustees, employees of the advisor or its affiliates, employees of the

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subadvisor, members of the fund’s portfolio management team and the spouses and children (under age 21) of the aforementioned
●
Financial intermediaries utilizing fund shares in certain eligible qualifying investment product platforms under a signed agreement with the distributor
Class R6 shares may not be available through certain investment dealers.
The availability of Class R6 shares for qualified plan investors will depend upon the policies of your financial intermediary and/or the recordkeeper for your qualified plan.
Class R6 shares also are generally available only to qualified plan investors where plan level or omnibus accounts are held on the books of the fund.
Class R6 shares are not available to retail non-retirement accounts, Traditional and Roth individual retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, and 529 college savings plans.
Class cost structure

Class A shares
●
A front-end sales charge, as described in the section “How sales charges for Class A and Class C shares are calculated”
●
Distribution and service (Rule 12b-1) fees of 0.15% (under the Rule 12b-1 plan, the distributor has the ability to collect 0.25%; however, the distributor has contractually agreed to waive 0.10% of these fees until September 30, 2025)
●
A 0.50% Contingent Deferred Sales Charge (CDSC) on certain shares sold within 18 months of purchase
Class C shares
●
No front-end sales charge; all your money goes to work for you right away
●
Rule 12b-1 fees of 0.90% (under the Rule 12b-1 plan, the distributor has the ability to collect 1.00%; however, the distributor has contractually agreed to waive 0.10% of these fees until September 30, 2025)
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A 1.00% CDSC on shares sold within one year of purchase
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Automatic conversion to Class A shares after eight years, thus reducing future annual expenses (certain exclusions may apply)
Class I shares
●
No front-end or deferred sales charges; however, if you purchase Class I shares through a broker acting solely as an agent on behalf of its customers, you may be required to pay a commission to the broker
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No Rule 12b-1 fees
Class R6 shares
●
No front-end or deferred sales charges; all your money goes to work for you right away
●
No Rule 12b-1 fees
Rule 12b-1 fees
Rule 12b-1 fees will be paid to the fund’s distributor, John Hancock Investment Management Distributors LLC, and may be used by the distributor for expenses relating to the sale, distribution of, and shareholder or administrative services for holders of the shares of the class, and for the payment of service fees that come within Rule 2341 of the Conduct Rules of the Financial Industry Regulatory Authority (FINRA).
Because Rule 12b-1 fees are paid out of the fund’s assets on an ongoing basis, over time they will increase the cost of your investment and may cost shareholders more than other types of sales charges.
Your broker-dealer or agent may charge you a fee to effect transactions in fund shares. Other share classes of the fund, which have their own expense structure, may be offered in separate prospectuses.
Additional payments to financial intermediaries
Class A and Class C shares of the fund are primarily sold through financial intermediaries, such as brokers, banks, registered investment advisors, financial planners, and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:
●
directly, by the payment of sales commissions, if any; and
●
indirectly, as a result of the fund paying Rule 12b-1 fees.
Class I shares do not carry sales commissions or pay Rule 12b-1 fees. However, if you purchase Class I shares through a broker acting solely as an agent on behalf of its customers, you may be required to pay a commission to the broker.
No dealer compensation is paid from fund assets on sales of Class R6 shares. Class R6 shares do not carry sales commissions, pay Rule 12b-1 fees, or make payments to financial intermediaries to assist in the distributor’s efforts to promote the sale of the fund’s shares. Neither the fund nor its affiliates make any type of administrative or service payments in connection with investments in Class R6 shares.
Except with respect to Class R6 shares, certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and Rule 12b-1 fees, if applicable, out of the distributor’s own resources.
These additional payments are sometimes referred to as revenue sharing. These payments assist in the distributor’s efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation, and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.
The distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the advisor and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing the distributor or its affiliates to participate in conferences, seminars, or other programs attended by

Your account
the intermediary’s sales force. Although an intermediary may seek revenue-sharing payments to offset costs incurred by the firm in servicing its clients who have invested in the fund, the intermediary may earn a profit on these payments. Revenue-sharing payments may provide your firm with an incentive to favor the fund.
The SAI discusses the distributor’s revenue-sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.
The distributor, advisor, and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services, or effecting portfolio transactions for the fund. If your intermediary provides these services, the advisor or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the advisor or its affiliates that are not related to the fund.
How sales charges for Class A and Class C shares are calculated

Class A sales charges are as follows:
Your investment ($)	As a % of offering price*	As a % of your investment
Less than 100,000	2.25	2.30
100,000–249,999	2.00	2.04
250,000 and over	See below
*
Offering price is the net asset value per share plus any initial sales charge.
You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class C, Class I, Class R2, Class R4, Class R5, or Class R6 shares of a John Hancock open-end mutual fund. To receive the reduced sales charge, you must tell your broker or financial professional at the time you purchase the fund’s Class A shares about any other John Hancock mutual funds held by you, your spouse, or your children under the age of 21. This includes investments held in an individual retirement account, in an employee benefit plan, or with a broker or financial professional other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about sales charges, reductions, and waivers, you may visit the fund’s website at jhinvestments.com, which includes hyperlinks to facilitate access to this information. You may also consult your broker or financial professional, or refer to the section entitled “Sales Charges on Class A and Class C Shares” in the fund’s SAI. You may request an SAI from your broker or financial professional by accessing the fund’s website at jhinvestments.com or by calling Signature Services at 800-225-5291.
Investments of $250,000 or more
Class A shares are available with no front-end sales charge on investments of $250,000 or more. There is a CDSC on any Class A shares upon which a commission or finder’s fee was paid that are sold within the first 18 months of purchase, as follows:
Class A deferred charges on investments of $250,000 or more
Months after purchase	CDSC (%)
First 18 months	0.50
After 18 months	None
For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.
The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that are not subject to a CDSC.
Class C shares
Shares are offered at their net asset value per share, without any initial sales charge.
A CDSC may be charged if a commission has been paid and you sell Class C shares within a certain time after you bought them, as described in the table below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSC is as follows:
Class C deferred charges
Years after purchase	CDSC (%)
1st year	1.00
After 1st year	None
For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.
To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC.
Sales charge reductions and waivers

The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 - Intermediary sales charge waivers, which includes information about specific sales charge waivers applicable to the intermediaries identified therein).
Reducing your Class A sales charges
There are several ways you can combine multiple purchases of shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.
●
Accumulation privilege—lets you add the value of any class of shares of any John Hancock open-end fund you already own to the amount of your next Class A investment for purposes of calculating the sales

Your account
charge. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.
●
Letter of intention—lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a letter of intention to qualify for reduced sales charges if you plan to invest at least to the first breakpoint level (generally $50,000 or $100,000 depending on the specific fund) in a John Hancock fund’s Class A shares during the next 13 months. Completing a letter of intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual amount purchased. It is your responsibility to tell John Hancock Signature Services Inc. or your financial professional when you believe you have purchased shares totaling an amount eligible for reduced sales charges, as stated in your letter of intention. Further information is provided in the SAI.
●
Combination privilege—lets you combine shares of all funds for purposes of calculating the Class A sales charge.
To utilize any reduction, you must complete the appropriate section of your application, or contact your financial professional or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).
Group investment program
A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group’s investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments per account opened must satisfy minimum initial investment requirements specified in the section entitled “Opening an account”), and individual investors may close their accounts at any time.
To utilize this program, you must contact your financial professional or Signature Services to find out how to qualify. Consult the SAI for additional details (see the back cover of this prospectus).
CDSC waivers
As long as Signature Services is notified at the time you sell, any CDSC for Class A or Class C shares will be waived in the following cases, as applicable:
●
to make payments through certain systematic withdrawal plans
●
redemptions pursuant to the fund’s right to liquidate an account that is below the minimum account value stated below in “Dividends and account policies,” under the subsection “Small accounts”
●
redemptions of Class A shares by a group retirement plan that continues to offer the same or another John Hancock mutual fund as an investment to its participants
●
redemptions made under certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies
●
to make certain distributions from a retirement plan
●
because of shareholder death or disability
●
rollovers, contract exchanges, or transfers of John Hancock custodial 403(b)(7) account assets required by John Hancock as a result of its decision to discontinue maintaining and administering 403(b)(7) accounts
To utilize a waiver, you must contact your financial professional or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus). Please note, these waivers are distinct from those described in Appendix 1, “Intermediary sales charge waivers.”
Reinstatement privilege
If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds back into the same share class of the same fund and account from which it was removed, within 120 days without a sales charge, subject to fund minimums, as long as Signature Services or your financial professional is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. Consult the SAI for additional details.
To utilize this privilege, you must contact your financial professional or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).
Waivers for certain investors
Class A shares may be offered without front-end sales charges or CDSCs to the following individuals and institutions:
●
Selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)
●
Financial intermediaries utilizing fund shares in eligible retirement platforms, fee-based, or wrap investment products
●
Financial intermediaries who offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to their customers
●
Fund Trustees and other individuals who are affiliated with these or other John Hancock funds, including employees of John Hancock companies or Manulife Financial Corporation (and their Immediate Family, as defined in the SAI)
●
Individuals exchanging shares held in an eligible fee-based program for Class A shares, provided however, subsequent purchases in Class A shares will be subject to applicable sales charges
●
Individuals transferring assets held in a SIMPLE IRA, SEP, or SARSEP invested in John Hancock funds directly to an IRA
●
Individuals converting assets held in an IRA, SIMPLE IRA, SEP, or SARSEP invested in John Hancock funds directly to a Roth IRA
●
Individuals recharacterizing assets from an IRA, Roth IRA, SEP, SARSEP, or SIMPLE IRA invested in John Hancock funds back to the original account type from which they were converted
●
Participants in group retirement plans that are eligible and permitted to purchase Class A shares as described in the “Choosing an eligible share class” section above. This waiver is contingent upon the group retirement plan being in a recordkeeping arrangement and does not apply to group retirement plans transacting business with the fund through a brokerage relationship in which sales charges are customarily imposed, unless such brokerage relationship qualifies for a sales charge waiver as described. In addition, this waiver does not apply to a group retirement plan that leaves its current recordkeeping

Your account
arrangement and subsequently transacts business with the fund through a brokerage relationship in which sales charges are customarily imposed. Whether a sales charge waiver is available to your group retirement plan through its record keeper depends upon the policies and procedures of your intermediary. Please consult your financial professional for further information
●
Terminating participants in a pension, profit-sharing, or other plan qualified under Section 401(a) of the Code, or described in Section 457(b) of the Code, (i) that is funded by certain John Hancock group annuity contracts, (ii) for which John Hancock Trust Company serves as trustee or custodian, or (iii) the trustee or custodian of which has retained John Hancock Retirement Plan Services (“RPS”) as a service provider, rolling over assets (directly or within 60 days after distribution) from such a plan (or from a John Hancock Managed IRA or John Hancock Annuities IRA into which such assets have already been rolled over) to a John Hancock custodial IRA or John Hancock custodial Roth IRA or other John Hancock branded IRA offered through Manulife | John Hancock Brokerage Services LLC that invests in John Hancock funds, or the subsequent establishment of or any rollover into a new John Hancock fund account by such terminating participants and/or their Immediate Family (as defined in the SAI), including subsequent investments into such accounts, and that are held directly at John Hancock funds or at the John Hancock Personal Financial Services (“PFS”) Financial Center
●
Participants in a terminating pension, profit-sharing, or other plan qualified under Section 401(a) of the Code, or described in Section 457(b) of the Code (the assets of which, immediately prior to such plan's termination, were (a) held in certain John Hancock group annuity contracts, (b) in trust or custody by John Hancock Trust Company, or (c) by a trustee or custodian which has retained John Hancock RPS as a service provider, but have been transferred from such contracts or trust funds and are held either: (i) in trust by a distribution processing organization; or (ii) in a custodial IRA or custodial Roth IRA sponsored by an authorized third-party trust company and made available through John Hancock), rolling over assets (directly or within 60 days after distribution) from such a plan to a John Hancock custodial IRA or John Hancock custodial Roth IRA or other John Hancock branded IRA offered through Manulife | John Hancock Brokerage Services LLC that invests in John Hancock funds, or the subsequent establishment of or any rollover into a new John Hancock fund account by such participants and/or their Immediate Family (as defined in the SAI), including subsequent investments into such accounts, and that are held directly at John Hancock funds or at the PFS Financial Center
●
Participants actively enrolled in a John Hancock RPS plan account (or an account the trustee of which has retained John Hancock RPS as a service provider) rolling over or transferring assets into a new John Hancock custodial IRA or John Hancock custodial Roth IRA or other John Hancock branded IRA offered through Manulife | John Hancock Brokerage Services LLC that invests in John Hancock funds through John Hancock PFS (to the extent such assets are otherwise prohibited from rolling over or transferring into such participant's John Hancock RPS plan account), including subsequent investments into such accounts, and that are held directly at John Hancock funds or at the John Hancock PFS Financial Center
●
Individuals rolling over assets held in a John Hancock custodial 403(b)(7) account into a John Hancock custodial IRA account
●
Former employees/associates of John Hancock, its affiliates, or agencies rolling over (directly or indirectly within 60 days after distribution) to a new John Hancock custodial IRA or John Hancock custodial Roth IRA from the John Hancock Employee Investment-Incentive Plan (TIP), John Hancock Savings Investment Plan (SIP), or the John Hancock Pension Plan, and such participants and their Immediate Family (as defined in the SAI) subsequently establishing or rolling over assets into a new John Hancock account through the John Hancock PFS Group, including subsequent investments into such accounts, and that are held directly at John Hancock funds or at the John Hancock PFS Financial Center
●
A member of a class action lawsuit against insurance companies who is investing settlement proceeds
To utilize a waiver, you must contact your financial professional or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus). Please note, these waivers are distinct from those described in Appendix 1, “Intermediary sales charge waivers.”
Other waivers
Front-end sales charges and CDSCs are not imposed in connection with the following transactions:
●
Exchanges from one John Hancock fund to the same class of any other John Hancock fund (see “Transaction policies” in this prospectus for additional details)
●
Dividend reinvestments (see “Dividends and account policies” in this prospectus for additional details)
●
In addition, the availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 - Intermediary sales charge waivers, which includes information about specific sales charge waivers applicable to the intermediaries identified therein). In all instances, it is the purchaser’s responsibility to notify the fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from the fund or through another intermediary to receive these waivers or discounts.
Opening an account

1
Read this prospectus carefully.
2
Determine if you are eligible by referring to “Choosing an eligible share class.”
3
Determine how much you want to invest. The minimum initial investments for Class A, Class C, Class I, and Class R6 shares are described below. There are no subsequent minimum investment requirements for these share classes.

Your account
Share Class	Minimum initial investment
Class A and Class C
$1,000 ($250 for group investments). However, there is
no minimum initial investment for certain group
retirement plans using salary deduction or similar group
methods of payment, for fee-based or wrap accounts of
selling firms that have executed a fee-based or wrap
agreement with the distributor, or for certain other
eligible investment product platforms.

Class I
$250,000. However, the minimum initial investment
requirement may be waived, at the fund’s sole discretion,
for investors in certain fee-based, wrap, or other
investment platform programs, or in certain brokerage
platforms where the intermediary is acting solely as an
agent for the investor. The fund also may waive the
minimum initial investment for other categories of
investors at its discretion, including for Trustees,
employees of the advisor or its affiliates, employees of
the subadvisor, members of the fund’s portfolio
management team and the spouses and children (under
age 21) of the aforementioned.

Class R6
$1 million. However, there is no minimum initial
investment requirement for: (i) qualified and
nonqualified plan investors; (ii) certain eligible qualifying investment product platforms; or (iii) Trustees,
employees of the advisor or its affiliates, employees of
the subadvisor, members of the fund’s portfolio
management team and the spouses and children (under
age 21) of the aforementioned.

4
All shareholders must complete the account application, carefully following the instructions. If you have any questions, please contact your financial professional or call Signature Services at 800-225-5291 for Class A and Class C shares or 888-972-8696 for Class I and Class R6 shares.
5
For Class A and Class C shares, complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.
6
Make your initial investment using the instructions under “Buying shares.” You and your financial professional can initiate any purchase, exchange, or sale of shares.
Important information about opening a new account
To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act) requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.
For individual investors opening an account. When you open an account, you will be asked for your name, residential address, date of birth, and Social Security number.
For investors other than individuals. When you open an account, you will be asked for the name of the entity, its principal place of business, and taxpayer identification number (TIN), and you may be requested to provide information on persons with authority or control over the account, including, but not limited to, name, residential address, date of birth, and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments, or partnership agreements, and other information that will help Signature Services identify the entity. Please see the mutual fund account application for more details.
Information for plan participants

Plan participants generally must contact their plan service provider to purchase, redeem, or exchange shares. The administrator of a retirement plan or employee benefits office can provide participants with detailed information on how to participate in the plan, elect a fund as an investment option, elect different investment options, alter the amounts contributed to the plan, or change allocations among investment options. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan.
Financial service firms may provide some of the shareholder servicing and account maintenance services required by retirement plan accounts and their plan participants, including transfers of registration, dividend payee changes, and generation of confirmation statements, and may arrange for plan administrators to provide other investment or administrative services. Financial service firms may charge retirement plans and plan participants transaction fees and/or other additional amounts for such services. Similarly, retirement plans may charge plan participants for certain expenses. These fees and additional amounts could reduce an investment return in the fund.

Your account
Buying shares

Class A and Class C shares
Opening an account	Adding to an account
By check
●Make out a check for the investment amount, payable to “John Hancock
Signature Services, Inc.”
●Deliver the check and your completed application to your financial professional or mail them to Signature Services (address below).

●Make out a check for the investment amount, payable to “John Hancock
Signature Services, Inc.”
●Include a note specifying the fund name, the share class, your account number, and the name(s) in which the account is registered.
●Deliver the check and your investment slip or note to your financial professional, or mail them to Signature Services (address below).

By exchange
●Call your financial professional or Signature Services to request an exchange.	●Log on to the website below to process exchanges between funds. ●Call EASI-Line for automated service. ●Call your financial professional or Signature Services to request an exchange.
By wire
●Deliver your completed application to your financial professional or mail it to Signature Services.
●Obtain your account number by calling your financial professional or
Signature Services.
●Obtain wiring instructions by calling Signature Services.
●Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number, and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

●Obtain wiring instructions by calling Signature Services.
●Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number, and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By internet
●See “By exchange” and “By wire.”
●Verify that your bank or credit union is a member of the Automated
Clearing House (ACH) system.
●Complete the “Bank information” section on your account application.
●Log on to the website below to initiate purchases using your authorized bank account.

By phone
●See “By exchange” and “By wire.”
●Verify that your bank or credit union is a member of the ACH system.
●Complete the “To purchase, exchange, or redeem shares via telephone”
and “Bank information” sections on your account application.
●Call EASI-Line for automated service.
●Call your financial professional or call Signature Services between
8:00 a.m. and 7:00 p.m., Monday–Thursday, and on Friday, between
8:00 a.m. and 6:00 p.m., Eastern time.

To add to an account using the Monthly Automatic Accumulation Program, see “Additional investor services.”

Regular mail	Express delivery	Website	EASI-Line	Signature Services, Inc.
John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407	jhinvestments.com	(24/7 automated service) 800-338-8080	800-225-5291

Your account
Buying shares

Class I shares
Opening an account	Adding to an account
By check
●Make out a check for the investment amount, payable to “John Hancock
Signature Services, Inc.”
●Deliver the check and your completed application to your financial professional or mail them to Signature Services (address below).

●Make out a check for the investment amount, payable to “John Hancock
Signature Services, Inc.”
●Include a note specifying the fund name, the share class, your account number, and the name(s) in which the account is registered.
●Deliver the check and your investment slip or note to your financial professional, or mail them to Signature Services (address below).

By exchange
●Call your financial professional or Signature Services to request an exchange.
●Log on to the website below to process exchanges between funds.
●You may exchange Class I shares for other Class I shares or John
Hancock Money Market Fund Class A shares.
●Call your financial professional or Signature Services to request an exchange.

By wire
●Deliver your completed application to your financial professional or mail it to Signature Services.
●Obtain your account number by calling your financial professional or
Signature Services.
●Obtain wiring instructions by calling Signature Services.
●Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number, and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

●Obtain wiring instructions by calling Signature Services.
●Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number, and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By internet
●See “By exchange” and “By wire.”
●Verify that your bank or credit union is a member of the Automated
Clearing House (ACH) system.
●Complete the “Bank information” section on your account application.
●Log on to the website below to initiate purchases using your authorized bank account.

By phone
●See “By exchange” and “By wire.”
●Verify that your bank or credit union is a member of the ACH system.
●Complete the “To purchase, exchange, or redeem shares via telephone”
and “Bank information” sections on your account application.
●Call your financial professional or call Signature Services between
8:30 a.m. and 5:00 p.m., Eastern time, on most business days.

Regular mail	Express delivery	Website	Signature Services, Inc.
John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407	jhinvestments.com	888-972-8696

Your account
Buying shares

Class R6 shares
Opening an account	Adding to an account
By check
●Make out a check for the investment amount, payable to “John Hancock
Signature Services, Inc.”
●Deliver the check and your completed application to your financial professional or mail them to Signature Services (address below).

●Make out a check for the investment amount, payable to “John Hancock
Signature Services, Inc.”
●Include a note specifying the fund name, the share class, your account number, and the name(s) in which the account is registered.
●Deliver the check and your investment slip or note to your financial professional, or mail them to Signature Services (address below).

By exchange
●Call your financial professional or Signature Services to request an exchange.
●Log on to the website below to process exchanges between funds.
●You may exchange Class R6 shares for other Class R6 shares or John
Hancock Money Market Fund Class A shares.
●Call your financial professional or Signature Services to request an exchange.

By wire
●Deliver your completed application to your financial professional or mail it to Signature Services.
●Obtain your account number by calling your financial professional or
Signature Services.
●Obtain wiring instructions by calling Signature Services.
●Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number, and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

●Obtain wiring instructions by calling Signature Services.
●Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number, and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By internet
●See “By exchange” and “By wire.”
●Verify that your bank or credit union is a member of the Automated
Clearing House (ACH) system.
●Complete the “Bank information” section on your account application.
●Log on to the website below to initiate purchases using your authorized bank account.

By phone
●See “By exchange” and “By wire.”
●Verify that your bank or credit union is a member of the ACH system.
●Complete the “To purchase, exchange, or redeem shares via telephone”
and “Bank information” sections on your account application.
●Call your financial professional or call Signature Services between
8:30 a.m. and 5:00 p.m., Eastern time, on most business days.

Regular mail	Express delivery	Website	Signature Services, Inc.
John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407	jhinvestments.com	888-972-8696

Your account
Selling shares

Class A and Class C shares
To sell some or all of your shares
By letter
●Accounts of any type ●Sales of any amount
●Write a letter of instruction or complete a stock power indicating the fund name, the share class, your account number, the name(s) in which the account is registered, and the dollar value or number of shares you wish to sell.
●Include all signatures and any additional documents that may be required (see the next page).
●Mail the materials to Signature Services (address below).
●A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

By internet
●Most accounts ●Sales of up to $100,000	●Log on to the website below to initiate redemptions from your fund.
By phone
●Most accounts ●Sales of up to $100,000
●Call EASI-Line for automated service.
●Call your financial professional or call Signature Services between
8:00 a.m. and 7:00 p.m., Monday–Thursday, and on Friday, between
8:00 a.m. and 6:00 p.m., Eastern time.

By wire or electronic funds transfer (EFT)
●Requests by letter to sell any amount ●Requests by internet or phone to sell up to $100,000
●To verify that the internet or telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call Signature Services.
●A $4 fee will be deducted from your account. Your bank may also charge a fee for this service.

By exchange
●Accounts of any type ●Sales of any amount
●Obtain a current prospectus for the fund into which you are exchanging by accessing the fund’s website or by calling your financial professional or Signature Services.
●Log on to the website below to process exchanges between your funds.
●Call EASI-Line for automated service.
●Call your financial professional or Signature Services to request an exchange.

To sell shares through a systematic withdrawal plan, see “Additional investor services.”

Regular mail	Express delivery	Website	EASI-Line	Signature Services, Inc.
John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407	jhinvestments.com	(24/7 automated service) 800-338-8080	800-225-5291

Your account
Selling shares in writing

Class A and Class C shares
In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:
●
your address has been changed within the past 30 days or bank of record has changed within the past 15 days, and you would like the payment to be sent to your new address or bank,
●
you are selling more than $100,000 worth of shares (this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock), or
●
you are requesting payment other than by a check mailed to the address/bank of record and payable to the registered owner(s).
You will need to obtain your signature guarantee from a member of the Medallion Signature Guarantee Program. Most broker-dealers, banks, credit unions, and securities exchanges are members of this program. A notary public CANNOT provide a signature guarantee. Signature Services may make exceptions to any of the signature guarantee requirements.
Seller	Requirements for written requests
Owners of individual, joint, or UGMA/UTMA accounts (custodial accounts for minors)
●Letter of instruction
●On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered
●Medallion signature guarantee, if applicable (see above)

Owners of corporate, sole proprietorship, general partner, or association accounts
●Letter of instruction
●Corporate business/organization resolution, certified within the past
12 months, or a John Hancock business/organization certification form
●On the letter and the resolution, the signature of the person(s)
authorized to sign for the account
●Medallion signature guarantee, if applicable (see above)

Owners or trustees of trust accounts
●Letter of instruction
●On the letter, the signature(s) of the trustee(s)
●Copy of the trust document, certified within the past 12 months, or a
John Hancock trust certification form
●Medallion signature guarantee, if applicable (see above)

Joint tenancy shareholders with rights of survivorship with deceased co-tenant(s)	●Letter of instruction signed by surviving tenant(s) ●Copy of the death certificate ●Medallion signature guarantee, if applicable (see above) ●Inheritance tax waiver, if applicable
Executors of shareholder estates
●Letter of instruction signed by the executor
●Copy of the order appointing executor, certified within the past
12 months
●Medallion signature guarantee, if applicable (see above)
●Inheritance tax waiver, if applicable

Administrators, conservators, guardians, and other sellers, or account types not listed above	●Call Signature Services for instructions

Regular mail	Express delivery	Website	EASI-Line	Signature Services, Inc.
John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407	jhinvestments.com	(24/7 automated service) 800-338-8080	800-225-5291

Your account
Selling shares

Class I shares
To sell some or all of your shares
By letter
●Sales of any amount
●Write a letter of instruction or complete a stock power indicating the fund name, the share class, your account number, the name(s) in which the account is registered, and the dollar value or number of shares you wish to sell.
●Include all signatures and any additional documents that may be required (see the next page).
●Mail the materials to Signature Services (address below).
●A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.
●Certain requests will require a Medallion signature guarantee. Please refer to “Selling shares in writing” on the next page.

By internet
●Most accounts ●Sales of up to $100,000	●Log on to the website below to initiate redemptions from your fund.
By phone
Amounts up to $100,000:
●Redemption proceeds of up to $100,000 may be sent by wire or by check. A check will be mailed to the exact name(s) and address on the account.
●To place your request with a representative at John Hancock, call
Signature Services between 8:30 a.m. and 5:00 p.m., Eastern time, on most business days, or contact your financial professional.
●Redemption proceeds exceeding $100,000 will be wired to your designated bank account, unless a Medallion signature guaranteed letter is provided requesting payment by check. Please refer to “Selling shares in writing.”

●Most accounts
Amounts up to $5 million:
●Available to the following types of accounts: custodial accounts held by banks, trust companies, or broker-dealers; endowments and
foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans, and all John Hancock custodial retirement accounts)

By wire or electronic funds transfer (EFT)
●Requests by letter to sell any amount ●Qualified requests by phone to sell to $5 million (accounts with telephone redemption privileges)
●To verify that the telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call
Signature Services.
●Amounts up to $100,000 may be sent by EFT or by check. Your bank may charge a fee for this service.
●Amounts of $5 million or more will be sent by wire.

By exchange
●Sales of any amount
●Obtain a current prospectus for the fund into which you are exchanging by accessing the fund’s website, or by calling your financial professional or Signature Services.
●You may only exchange Class I shares for other Class I shares or John
Hancock Money Market Fund Class A shares.
●Call your financial professional or Signature Services to request an exchange.

Regular mail	Express delivery	Website	Signature Services, Inc.
John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407	jhinvestments.com	888-972-8696

Your account
Selling shares in writing

Class I shares
In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:
●
your address has been changed within the past 30 days or bank of record has changed within the past 15 days, and you would like the payment to be sent to your new address or bank;
●
you are selling more than $100,000 worth of shares and are requesting payment by check (this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock);
●
you are selling more than $5 million worth of shares from the following types of accounts: custodial accounts held by banks, trust companies, or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans, and all John Hancock custodial retirement accounts); or
●
you are requesting payment other than by a check mailed to the address/bank of record and payable to the registered owner(s).
You will need to obtain your signature guarantee from a member of the Medallion Signature Guarantee Program. Most broker-dealers, banks, credit unions, and securities exchanges are members of this program. A notary public CANNOT provide a signature guarantee. Signature Services may make exceptions to any of the signature guarantee requirements.
Seller	Requirements for written requests
Owners of individual, joint, or UGMA/UTMA accounts (custodial accounts for minors)
●Letter of instruction
●On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered
●Medallion signature guarantee, if applicable (see above)

Owners of corporate, sole proprietorship, general partner, or association accounts
●Letter of instruction
●Corporate business/organization resolution, certified within the past
12 months, or a John Hancock business/organization certification form
●On the letter and the resolution, the signature of the person(s)
authorized to sign for the account
●Medallion signature guarantee, if applicable (see above)

Owners or trustees of trust accounts
●Letter of instruction
●On the letter, the signature(s) of the trustee(s)
●Copy of the trust document, certified within the past 12 months, or a
John Hancock trust certification form
●Medallion signature guarantee, if applicable (see above)

Joint tenancy shareholders with rights of survivorship with deceased co-tenant(s)	●Letter of instruction signed by surviving tenant(s) ●Copy of the death certificate ●Medallion signature guarantee, if applicable (see above) ●Inheritance tax waiver, if applicable
Executors of shareholder estates
●Letter of instruction signed by the executor
●Copy of the order appointing executor, certified within the past
12 months
●Medallion signature guarantee, if applicable (see above)
●Inheritance tax waiver, if applicable

Administrators, conservators, guardians, and other sellers, or account types not listed above	●Call Signature Services for instructions

Regular mail	Express delivery	Website	Signature Services, Inc.
John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407	jhinvestments.com	888-972-8696

Your account
Selling shares

Class R6 shares
To sell some or all of your shares
By letter
●Sales of any amount
●Write a letter of instruction or complete a stock power indicating the fund name, the share class, your account number, the name(s) in which the account is registered, and the dollar value or number of shares you wish to sell.
●Include all signatures and any additional documents that may be required (see the next page).
●Mail the materials to Signature Services (address below).
●A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.
●Certain requests will require a Medallion signature guarantee. Please refer to “Selling shares in writing” on the next page.

By internet
●Most accounts ●Sales of up to $100,000	●Log on to the website below to initiate redemptions from your fund.
By phone
Amounts up to $5 million:
●Available to the following types of accounts: custodial accounts held by banks, trust companies, or broker-dealers; endowments and
foundations; corporate accounts; and group retirement plans

●Redemption proceeds of up to $100,000 may be sent by wire or by check. A check will be mailed to the exact name(s) and address on the account.
●To place your request with a representative at John Hancock, call
Signature Services between 8:30 a.m. and 5:00 p.m., Eastern time, on most business days, or your financial professional.
●Redemption proceeds exceeding $100,000 will be wired to your designated bank account, unless a Medallion signature guaranteed letter is provided requesting payment by check. Please refer to “Selling shares in writing.”

By wire or electronic funds transfer (EFT)
●Requests by letter to sell any amount ●Qualified requests by phone to sell to $5 million (accounts with telephone redemption privileges)
●To verify that the telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call
Signature Services.
●Amounts of $5 million or more will be sent by wire.
●Amounts up to $100,000 may be sent by EFT or by check. Your bank may charge a fee for this service.

By exchange
●Sales of any amount
●Obtain a current prospectus for the fund into which you are exchanging by accessing the fund’s website, or by calling your financial professional or Signature Services.
●You may only exchange Class R6 shares for other Class R6 shares or
John Hancock Money Market Fund Class A shares.
●Call your financial professional or Signature Services to request an exchange.

Regular mail	Express delivery	Website	Signature Services, Inc.
John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407	jhinvestments.com	888-972-8696

Your account
Selling shares in writing

Class R6 shares
In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:
●
your address has been changed within the past 30 days or bank of record has changed within the past 15 days, and you would like the payment to be sent to your new address or bank;
●
you are selling more than $100,000 worth of shares and are requesting payment by check (this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock);
●
you are selling more than $5 million worth of shares from the following types of accounts: custodial accounts held by banks, trust companies, or broker-dealers; endowments and foundations; corporate accounts; and group retirement plans; or
●
you are requesting payment other than by a check mailed to the address/bank of record and payable to the registered owner(s).
You will need to obtain your signature guarantee from a member of the Medallion Signature Guarantee Program. Most broker-dealers, banks, credit unions, and securities exchanges are members of this program. A notary public CANNOT provide a signature guarantee. Signature Services may make exceptions to any of the signature guarantee requirements.
Seller	Requirements for written requests
Owners of individual, joint, or UGMA/UTMA accounts (custodial accounts for minors)
●Letter of instruction
●On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered
●Medallion signature guarantee, if applicable (see above)

Owners of corporate, sole proprietorship, general partner, or association accounts
●Letter of instruction
●Corporate business/organization resolution, certified within the past
12 months, or a John Hancock business/organization certification form
●On the letter and the resolution, the signature of the person(s)
authorized to sign for the account
●Medallion signature guarantee, if applicable (see above)

Owners or trustees of trust accounts
●Letter of instruction
●On the letter, the signature(s) of the trustee(s)
●Copy of the trust document, certified within the past 12 months, or a
John Hancock trust certification form
●Medallion signature guarantee, if applicable (see above)

Joint tenancy shareholders with rights of survivorship with deceased co-tenant(s)	●Letter of instruction signed by surviving tenant(s) ●Copy of the death certificate ●Medallion signature guarantee, if applicable (see above) ●Inheritance tax waiver, if applicable
Executors of shareholder estates
●Letter of instruction signed by the executor
●Copy of the order appointing executor, certified within the past
12 months
●Medallion signature guarantee, if applicable (see above)
●Inheritance tax waiver, if applicable

Administrators, conservators, guardians, and other sellers, or account types not listed above	●Call Signature Services for instructions

Regular mail	Express delivery	Website	Signature Services, Inc.
John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407	jhinvestments.com	888-972-8696

Your account
Transaction policies

Valuation of shares
The net asset value (NAV) for each class of shares of the fund is normally determined once daily as of the close of regular trading on the New York Stock Exchange (NYSE) (typically 4:00 p.m., Eastern time, on each business day that the NYSE is open). In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the NAV may be determined as of the regularly scheduled close of the NYSE pursuant to the advisor’s Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations. On holidays or other days when the NYSE is closed, the NAV is not calculated and the fund does not transact purchase or redemption requests. Trading of securities that are primarily listed on foreign exchanges may take place on weekends and U.S. business holidays on which the fund’s NAV is not calculated. Consequently, the fund’s portfolio securities may trade and the NAV of the fund’s shares may be significantly affected on days when a shareholder will not be able to purchase or redeem shares of the fund.
Each class of shares of the fund has its own NAV, which is computed by dividing the total assets, minus liabilities, allocated to each share class by the number of fund shares outstanding for that class. The current NAV of the fund is available on our website at jhinvestments.com.
Valuation of securities
The Board has designated the fund’s advisor as the valuation designee to perform fair value functions for the fund in accordance with the advisor’s valuation policies and procedures. As valuation designee, the advisor will determine the fair value, in good faith, of securities and other assets held by the fund for which market quotations are not readily available and, among other things, will assess and manage material risks associated with fair value determinations, select, apply and test fair value methodologies, and oversee and evaluate pricing services and other valuation agents used in valuing the fund’s investments. The advisor is subject to Board oversight and reports to the Board information regarding the fair valuation process and related material matters. The advisor carries out its responsibilities as valuation designee through its Pricing Committee.
Portfolio securities are valued by various methods that are generally described below. Portfolio securities also may be fair valued by the advisor’s Pricing Committee in certain instances pursuant to procedures established by the advisor and adopted by the Board of Trustees. Equity securities are generally valued at the last sale price or, for certain markets, the official closing price as of the close of the relevant exchange. Securities not traded on a particular day are valued using last available bid prices. A security that is listed or traded on more than one exchange is typically valued at the price on the exchange where the security was acquired or most likely will be sold. In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market. Equity securities traded principally in foreign markets are typically valued using the last sale price or official closing price in the relevant exchange or market, as adjusted by an independent pricing vendor to reflect fair value as of the close of the NYSE. On any day a foreign market is closed and the NYSE is open, any foreign securities will typically be valued using the last price or official closing price obtained from the relevant exchange on the prior business day adjusted based on information provided by an independent pricing vendor to reflect fair value as of the close of the NYSE. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. The value of securities denominated in foreign currencies is converted into U.S. dollars at the exchange rate supplied by an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price, while other futures contracts are typically valued at the last traded price on the exchange on which they trade as of the close of the NYSE. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of the close of the NYSE, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps and unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Shares of other open-end investment companies that are not exchange-traded funds (underlying funds) are valued based on the NAVs of such underlying funds.
Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, broker-dealer quotations, credit quality information, general market conditions, news, and other factors and assumptions. The fund may receive different prices when it sells odd-lot positions than it would receive for sales of institutional round lot positions. Pricing vendors generally value securities assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes.
The Pricing Committee engages in oversight activities with respect to pricing vendors, which includes, among other things, monitoring significant or unusual price fluctuations above predetermined tolerance levels from the prior day, back-testing of pricing vendor prices against actual trades, conducting periodic due diligence meetings and reviews, and periodically reviewing the inputs, assumptions and methodologies used by these vendors. Nevertheless, market quotations, official closing prices, or information furnished by a pricing vendor could be inaccurate, which could lead to a security being valued incorrectly.
If market quotations, official closing prices, or information furnished by a pricing vendor are not readily available or are otherwise deemed unreliable or not representative of the fair value of such security because of market- or issuer-specific events, a security will be valued at its fair value as determined in good faith by the Board’s valuation designee, the

Your account
advisor. In certain instances, therefore, the Pricing Committee may determine that a reported valuation does not reflect fair value, based on additional information available or other factors, and may accordingly determine in good faith the fair value of the assets, which may differ from the reported valuation.
Fair value pricing of securities is intended to help ensure that a fund’s NAV reflects the fair market value of the fund’s portfolio securities as of the close of regular trading on the NYSE (as opposed to a value that no longer reflects market value as of such close), thus limiting the opportunity for aggressive traders or market timers to purchase shares of the fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain, thereby diluting the interests of long-term shareholders. However, a security’s valuation may differ depending on the method used for determining value, and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.
The use of fair value pricing has the effect of valuing a security based upon the price the fund might reasonably expect to receive if it sold that security in an orderly transaction between market participants, but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty and subjective nature of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a readily available market price for the investment existed and these differences could be material.
Regarding the fund’s investment in an underlying fund that is not an ETF, which (as noted above) is valued at such underlying fund’s NAV, the prospectus for such underlying fund explains the circumstances and effects of fair value pricing for that underlying fund.
Buy and sell prices
When you buy shares, you pay the NAV, plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV, minus any applicable deferred sales charges.
Execution of requests
The fund is open for business when the NYSE is open, typically 9:30 a.m. to 4:00 p.m. Eastern time, Monday through Friday. A purchase or redemption order received in good order by the fund prior to the close of regular trading on the NYSE, on a day the fund is open for business, will be effected at that day’s NAV. An order received in good order after the fund close will generally be effected at the NAV determined on the next business day. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the time until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations. This may result in the fund closing for business prior to the time at which the fund’s NAV is determined. In this case, orders submitted after the fund closing may receive the NAV determined on the next business day.
At times of peak activity, it may be difficult to place requests by telephone, if available for your share class. During these times, consider using EASI-Line (if available for your share class), accessing jhinvestments.com, or sending your request in writing.
The fund typically expects to mail or wire redemption proceeds between 1 and 3 business days following the receipt of the shareholder’s redemption request. Processing time is not dependent on the chosen delivery method. In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.
Under normal market conditions, the fund typically expects to meet redemption requests through holdings of cash or cash equivalents or through sales of portfolio securities, and may access other available liquidity facilities. In unusual or stressed market conditions, such as, for example, during a period of time in which a foreign securities exchange is closed, in addition to the methods used in normal market conditions, the fund may meet redemption requests through the use of its line of credit, interfund lending facility, redemptions in kind, or such other liquidity means or facilities as the fund may have in place from time to time.
Telephone transactions
For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts in which (i) the mailing address has changed within the past 30 days and you would like the payment sent to your new address; or (ii) the bank of record has changed within the past 15 days and you would like the payment sent to your new bank.
Exchanges and conversions
You may exchange Class A or Class C shares of one John Hancock fund for shares of the same class of any other John Hancock fund that is then offering that class, generally without paying any sales charges, if applicable.
You may exchange Class I or Class R6 shares of one John Hancock fund for shares of the same class of any other John Hancock fund or for John Hancock Money Market Fund Class A shares.
The registration for both accounts involved in an exchange must be identical.
Note: Once exchanged into John Hancock Money Market Fund Class A shares, shares may only be exchanged back into the original class from which the shares were exchanged.
As applicable, shares acquired in an exchange will be subject to the CDSC rate and holding schedule of the fund in which such shares were originally purchased if and when such shares are redeemed. For purposes of determining the holding period for calculating the CDSC, shares will continue to age from their original purchase date.
Provided the fund’s eligibility requirements are met, and to the extent the referenced share class is offered by the fund, an investor in the fund pursuant to a fee-based, wrap, or other investment platform program of certain firms, as determined by the fund, may be afforded an opportunity to make a conversion of (i) Class A shares and/or Class C shares (not subject to a CDSC) also owned by the investor in the same fund to Class I shares or Class R6 shares of that fund; or (ii) Class I shares also owned by the investor to Class R6 shares of the same fund. Investors that no longer participate in a fee-based, wrap, or other investment platform program of

Your account
certain firms may be afforded an opportunity to make a conversion to Class A shares of the same fund. Class C shares may be converted to Class A at the request of the applicable financial intermediary after the expiration of the CDSC period, provided that the financial intermediary through which a shareholder purchased or holds Class C shares has records verifying that the Class C share CDSC period has expired and the position is held in an omnibus or dealer-controlled account. The fund may in its sole discretion permit a conversion of one share class to another share class of the same fund in certain circumstances other than those described above.
In addition, Trustees, employees of the advisor or its affiliates, employees of the subadvisor, members of the fund’s portfolio management team and the spouses and children (under age 21) of the aforementioned, may make a conversion of Class A or Class I shares also owned by the investor in the same fund to Class R6 shares. If Class R6 shares are unavailable, such investors may make a conversion of Class A shares in the same fund to Class I shares.
The conversion of one share class to another share class of the same fund in these particular circumstances should not cause the investor to realize taxable gain or loss. For further details, see “Additional information concerning taxes” in the SAI for information regarding taxation upon the redemption or exchange of shares of the fund (see the back cover of this prospectus).
The fund may change or cancel its exchange policies at any time, upon 60 days’ written notice to its shareholders. For further details, see “Additional services and programs” in the SAI (see the back cover of this prospectus).
Excessive trading
The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in market timing or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.
Right to reject or restrict purchase and exchange orders
Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject, or cancel (with respect to cancellations within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may, in its discretion, restrict, reject, or cancel a purchase or exchange order even if the transaction is not subject to a specific limitation on exchange activity, as described below, if the fund or its agent determines that accepting the order could interfere with the efficient management of the fund’s portfolio, or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.
Exchange limitation policies
The Board of Trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.
Limitation on exchange activity
The fund or its agent may reject or cancel a purchase order, suspend or terminate the exchange privilege, or terminate the ability of an investor to invest in John Hancock funds if the fund or its agent determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund or its agent cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund or its agent may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.
Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations, or U.S. Department of Labor regulations. Certain automated or preestablished exchange, asset allocation, and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.
These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts, and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control, or influence.

Your account
Limitation on the ability to detect and curtail excessive trading practices
Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of the fund to prevent excessive trading, there is no guarantee that the fund or its agent will be able to identify such shareholders or curtail their trading practices. The ability of the fund and its agent to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial advisor, broker, retirement plan administrator, or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries, such as financial advisors, brokers, retirement plan administrators, or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information-sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.
Excessive trading risk
To the extent that the fund or its agent is unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund’s portfolio and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit, and engaging in increased portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.
While excessive trading can potentially occur in the fund, certain types of funds are more likely than others to be targets of excessive trading. For example:
●
A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries that may trade infrequently or are fair valued as discussed under “Valuation of securities” entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).
●
A fund that invests a material portion of its assets in securities of foreign issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.
●
A fund that invests a significant portion of its assets in below-investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed under “Valuation of securities” incurs a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).
Any frequent trading strategies may interfere with efficient management of a fund’s portfolio and raise costs. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers, or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.
Account information
The fund is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth, and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, the fund may close your account, redeem your shares at the next NAV, minus any applicable sales charges, and take any other steps that it deems reasonable.
Certificated shares
The fund does not issue share certificates. Shares are electronically recorded.
Sales in advance of purchase payments
When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to 10 business days after the purchase.

Your account
Dividends and account policies

Account statements
For Class A and Class C shares, in general, you will receive account statements as follows:
●
after every transaction (except a dividend reinvestment, automatic investment, or systematic withdrawal) that affects your account balance
●
after any changes of name or address of the registered owner(s)
●
in all other circumstances, every quarter
For Class I and Class R6 shares, in general, you will receive account statements as follows:
●
after every transaction (except a dividend reinvestment) that affects your account balance
●
after any changes of name or address of the registered owner(s)
●
in all other circumstances, every quarter
Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by February 15.
Dividends
The fund generally declares dividends daily and pays them monthly. Most of the fund’s dividends are income dividends. Your dividends begin accruing the day after the fund receives payment and continue through the day your shares are actually sold. Capital gains, if any, are typically distributed at least annually, typically after the end of the fund’s fiscal year.
Dividend reinvestments
Most investors have their dividends reinvested in additional shares of the same class of the same fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested. Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.
Taxability of dividends
The fund intends to meet certain federal tax requirements so that distributions of the tax-exempt interest it earns may be treated as “exempt-interest dividends.” However, any portion of exempt-interest dividends attributable to interest on private activity bonds may increase certain shareholders’ alternative minimum tax. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December. The fund’s dividends are generally not exempt from state and local income taxes.
The Form 1099 that is mailed to you every February, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.
Returns of capital
If the fund’s distributions exceed its taxable and tax-exempt interest income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.
Taxability of transactions
Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.
Small accounts
If the value of your account of Class A or Class C shares is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, the fund may close out your account and mail you the proceeds. Alternatively, the fund may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason.
Additional investor services

Monthly Automatic Accumulation Program (MAAP)
MAAP lets you set up regular investments from paychecks or bank accounts to the John Hancock fund(s) to purchase Class A and Class C shares. Investors determine the frequency and amount of investments ($25 minimum per month), and they can terminate the program at any time. To establish, you must satisfy the minimum initial investment requirements specified in the section “Opening an account” and complete the appropriate parts of the account application.
Systematic withdrawal plan
This plan may be used for routine bill payments or periodic withdrawals from your account of Class A and Class C shares. To establish:
●
Make sure you have at least $5,000 worth of shares in your account.
●
Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you because of sales charges).
●
Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.
●
Determine the schedule: monthly, quarterly, semiannually, annually, or in certain selected months.
●
Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial professional or Signature Services.

Your account
Retirement plans
John Hancock funds offer a range of retirement plans, including Traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans, and SEPs. Using these plans, you can invest in any John Hancock fund. To find out more, call Signature Services at 800-225-5291.
John Hancock does not accept requests to establish new John Hancock custodial 403(b)(7) accounts, does not accept requests for exchanges or transfers into your existing John Hancock custodial 403(b)(7) accounts, and requires additional disclosure documentation if you direct John Hancock to exchange or transfer some or all of your John Hancock custodial 403(b)(7) account assets to another 403(b)(7) contract or account. In addition, the fund no longer accepts salary deferrals into 403(b)(7) accounts. Please refer to the SAI for more information regarding these restrictions.
Disclosure of fund holdings
The following information for the fund is posted on the website, jhinvestments.com, generally on the fifth business day after month end: top 10 holdings; top 10 sector analysis; total return/yield; top 10 countries; average quality/maturity; beta/alpha; and top 10 portfolio composition. All of the holdings of the fund will be posted to the website no earlier than 15 days after each calendar month end, and will remain posted on the website for six months. All of the fund’s holdings as of the end of the third month of every fiscal quarter will be disclosed on Form N-PORT within 60 days of the end of the fiscal quarter. All of the fund’s holdings as of the end of the second and fourth fiscal quarters will be disclosed on Form N-CSR within 70 days of the end of such fiscal quarters. A description of the fund’s policies and procedures with respect to the disclosure of its portfolio securities is available in the SAI.

Your account
Appendix 1 - Intermediary sales charge waivers

Intermediary sales charge waivers
Merrill Lynch, Pierce, Fenner & Smith Incorporated (Merrill)
Effective March 1, 2024, purchases or sales of front-end (i.e., Class A) or level-load (i.e., Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this fund’s prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.
It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.
Additional information on waivers and discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement“) and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.
Front-end Load Waivers Available at Merrill
●
Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
●
Shares purchased through a Merrill investment advisory program
●
Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account
●
Shares purchased through the Merrill Edge Self-Directed platform
●
Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account
●
Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement
●
Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement)
●
Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g. the fund’s officers or trustees)
●
Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement
CDSC Waivers on Front-end, Back-end, and Level Load Shares Available at Merrill
●
Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22(e)(3))
●
Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement Return of excess contributions from an Individual Retirement Account (IRA)
●
Shares sold due to return of excess contributions from an IRA account
●
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation Shares acquired through NAV reinstatement
●
Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g. traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund
Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent
●
Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement
●
Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household
●
Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement
Ameriprise Financial Services, Inc. (Ameriprise Financial)
The following information applies to Class A shares purchases if you have an account with or otherwise purchase fund shares through Ameriprise Financial:
Effective January 15, 2021, shareholders purchasing fund shares through an Ameriprise Financial retail brokerage account are eligible for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI:
Class A Shares Front-End Sales Charge Waivers Available at Ameriprise Financial
●
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs

Your account
●
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family)
●
Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply
●
Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members
●
Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant
●
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement)
In addition, shareholders purchasing fund shares that are available through an Ameriprise Financial Advisory account are eligible for front-end sales charge waivers, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.
Morgan Stanley Smith Barney (Morgan Stanley)
Effective July 1, 2018, shareholders purchasing fund shares through a Morgan Stanley Wealth Management transactional brokerage account which is not held directly at the fund are eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this fund’s Prospectus or SAI:
Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management
●
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
●
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules
●
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund
●
Shares purchased through a Morgan Stanley self-directed brokerage account
●
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund by Morgan Stanley Wealth Management pursuant to its share class conversion program
●
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge
Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each entity’s affiliates (Raymond James)
Effective March 1, 2019, shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.
Front-end sales load waivers on Class A shares available at Raymond James
●
Shares purchased in an investment advisory program
●
Shares purchased within the same fund family through a systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund
●
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James
●
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)
●
A shareholder in the fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James
CDSC Waivers on Class A and Class C shares available at Raymond James
●
Death or disability of the shareholder
●
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus
●
Return of excess contributions from an IRA Account
●
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus
●
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James
●
Shares acquired through a right of reinstatement
Front-end load discounts available at Raymond James: breakpoints, and/or rights of accumulation, and/or letters of intent
●
Breakpoints as described in the fund’s prospectus
●
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated

Your account
holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial professional about such assets
●
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial professional about such assets
Janney Montgomery Scott LLC (Janney)
Effective May 1, 2020, if you purchase fund shares through a Janney brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (CDSC), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.
Front-end sales charge* waivers on Class A shares available at Janney
●
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
●
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney
●
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement)
●
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
●
Shares acquired through a right of reinstatement
●
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures
CDSC waivers on Class A and Class C shares available at Janney
●
Shares sold upon the death or disability of the shareholder
●
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus
●
Shares purchased in connection with a return of excess contributions from an IRA account
●
Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations
●
Shares sold to pay Janney fees but only if the transaction is initiated by Janney
●
Shares acquired through a right of reinstatement
●
Shares exchanged into the same share class of a different fund
Front-end sales charge* discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent
●
Breakpoints as described in the fund’s prospectus
●
Rights of accumulation (ROA), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial professional about such assets
●
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial professional about such assets
*Also referred to as an “initial sales charge.”
Edward D. Jones & Co., L.P. (Edward Jones)
Effective on or after September 3, 2024, the following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the mutual fund prospectus or statement of additional information (SAI) or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of John Hancock Investment Management, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
Breakpoints
●
Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.
Rights of Accumulation (ROA)
●
The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of John Hancock Investment Management held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (”pricing groups“). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
●
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

Your account
●
ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
Letter of Intent (LOI)
●
Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.
Sales Charge Waivers
Sales charges are waived for the following shareholders and in the following situations:
●
Associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones’ policies and procedures.
●
Shares purchased in an Edward Jones fee-based program.
●
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
●
Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made from a share class that charges a front load and one of the following (Right of Reinstatement):
●
The redemption and repurchase occur in the same account.
●
The redemption proceeds are used to process an: IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA.
The Right of Reinstatement excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.
●
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
●
Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
●
Purchases of Class 529-A shares through a rollover from either another education savings plan or a security used for qualified distributions.
●
Purchases of Class 529-A shares made for recontribution of refunded amounts.
CDSC Waivers on Class A and Class C shares available at Edward Jones
If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:
●
The death or disability of the shareholder.
●
Systematic withdrawals with up to 10% per year of the account value.
●
Return of excess contributions from an Individual Retirement Account (IRA).
●
Shares redeemed as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
●
Shares redeemed to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
●
Shares exchanged in an Edward Jones fee-based program.
●
Shares acquired through NAV reinstatement.
●
Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.
Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts
●
Initial purchase minimum: $250
●
Subsequent purchase minimum: none
Minimum Balances
●
Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
●
A fee-based account held on an Edward Jones platform
●
A 529 account held on an Edward Jones platform
●
An account with an active systematic investment plan or LOI
Exchanging Share Classes
●
At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder’s holdings in a fund to Class A shares of the same fund.
Robert W. Baird & Co. (Baird)
Effective June 15, 2020, shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred sales charge (CDSC) waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.

Your account
Front-End Sales Charge Waivers on Class A shares Available at Baird
●
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund
●
Shares purchased by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird
●
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement)
●
Class C shares will be converted at net asset value to Class A shares of the same fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird
●
Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs
CDSC Waivers on Class A and Class C shares Available at Baird
●
Shares sold due to death or disability of the shareholder
●
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus
●
Shares bought due to returns of excess contributions from an IRA Account
●
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus
●
Shares sold to pay Baird fees but only if the transaction is initiated by Baird
●
Shares acquired through a right of reinstatement
Front-End Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulations
●
Breakpoints as described in this prospectus
●
Rights of accumulations which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holdings of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial advisor about such assets
●
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases within the fund family through Baird, over a 13-month period of time
Stifel, Nicolaus & Company, Incorporated (Stifel)
Effective July 1, 2020, shareholders purchasing fund shares through a Stifel platform or account or who own shares for which Stifel or an affiliate is the broker-dealer of record are eligible for the following additional sales charge waiver.
Front-end Sales Load Waiver on Class A Shares
●
Class C shares that have been held for more than seven (7) years converted to Class A shares of the same fund pursuant to Stifel’s policies and procedures.
All other sales charge waivers and reductions described elsewhere in the fund’s prospectus or SAI still apply.
J.P. MORGAN SECURITIES LLC
Effective October 1, 2023, if you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred sales charge (CDSC), or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or Statement of Additional Information (SAI).
Front-end sales charge waivers on Class A shares available at J.P. Morgan Securities LLC
●
Shares exchanged from Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.
●
Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.
●
Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.
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Shares purchased through rights of reinstatement.
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Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
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Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.
Class C to Class A share conversion
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A shareholder in the fund’s Class C shares will have their shares converted by J.P. Morgan Securities LLC to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.
CDSC waivers on Class A and C shares available at J.P. Morgan Securities LLC
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Shares sold upon the death or disability of the shareholder.
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Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
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Shares purchased in connection with a return of excess contributions from an IRA account.
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Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.
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Shares acquired through a right of reinstatement.

Your account
Front-end load discounts available at J.P. Morgan Securities LLC: breakpoints, rights of accumulation & letters of intent
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Breakpoints as described in the prospectus.
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Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.
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Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).
All other sales charge waivers and reductions described elsewhere in each fund’s prospectus or SAI still apply.

For more information
The following documents are available that offer further information on the fund:
Annual/semiannual reports to shareholders
Additional information about the fund’s investments is available in the fund’s annual and semiannual reports to shareholders and in Form N-CSR. In the fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. In Form N-CSR, you will find the fund's annual and semiannual financial statements.
Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the fund and includes a summary of the fund’s policy regarding disclosure of its portfolio holdings, as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.
To obtain a free copy of these documents or request other information
There are several ways you can get a current annual/semiannual report, Form N-CSR, other information such as fund financial statements that the fund files on Form N-CSR, prospectus, or SAI from John Hancock, request other information, or make inquiries:
Online: jhinvestments.com
By mail:
John Hancock Signature Services, Inc.
P.O. Box 219909
Kansas City, MO 64121-9909
By EASI-Line: 800-338-8080 for Class A and Class C shares
By phone: 800-225-5291 for Class A and Class C shares; 888-972-8696 for Class I and Class R6 shares
By TTY: 888-999-4721 for Class A, Class C, Class I, and Class R6 shares
You can also view or obtain copies of these documents through the SEC:
Online: sec.gov
By email (duplicating fee required): publicinfo@sec.gov

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200 Berkeley Street, Boston, MA 02116
800-225-5291, jhinvestments.com
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SEC file number: 811-05968
4890PN 10/1/24 (as revised 10/4/24)